Registration Nos. 811-23494

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

Pre-Effective Amendment No.

Post-Effective Amendment No.      //

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No.       //

T. ROWE PRICE EXCHANGE-TRADED FUNDS, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering February 17, 2020

 It is proposed that this filing will become effective (check appropriate box):

// Immediately upon filing pursuant to paragraph (b)

// On date pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On date pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On date pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Registration Statement is to register the Registrant under the Investment Company Act of 1940 and to register the shares of the Registrant under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

PROSPECTUS February 17, 2020
T. ROWE PRICE
XXXXX	Blue Chip Growth ETF

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Principal U.S. Listing Exchange: NYSE Arca, Inc. Exchange-traded fund (“ETF”) shares are not individually redeemable.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

• You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

• The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.

• The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of the ETF, see the section, “Risks, Semi-Transparent Exchange-Traded Fund Risk.”

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, the reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site. If you already elected to receive reports electronically, you will not be affected by this change and need not take any action.

You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election can be changed at any time in the future.

1	SUMMARY
Blue Chip Growth ETF 1
2	MORE ABOUT THE FUND
Management of the Fund 6 More Information About the Fund’s Investment Objective(s), Strategies, and Risks 7 Portfolio Turnover 14 Financial Highlights 14 Disclosure of Fund Portfolio Information 14
3	SHAREHOLDER INFORMATION

SUMMARY	1

Investment Objective(s)

The fund seeks to provide long-term capital growth. Income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or the example below.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.57%

Other expenses	0.00

Total annual fund operating expenses	0.57

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$TBD	$TBD

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the fund.

Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in the common stocks of large and medium-sized blue-chip growth companies that are listed in the United States. These are firms that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund’s investment approach reflects the adviser’s belief that solid company fundamentals (with an

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emphasis on the potential for above-average growth) combined with a positive outlook for a company’s industry will ultimately reward investors with strong investment performance. Some of the companies the adviser targets for the fund should have good prospects for dividend growth, and the fund may at times invest significantly in stocks of information technology companies.

The fund may invest in American Depository Receipts (ADRs) and common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours). The fund generally invests only in exchange-traded securities, exchange-traded futures, cash, and cash equivalents.

In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Semi-transparent exchange-traded fund (“ETF”) risks The fund does not disclose holdings daily, unlike traditional ETFs. Daily disclosure of portfolio holdings allows other traders to predict or copy the fund’s investment strategy, which in turn can hurt the fund’s performance. Therefore, the fund discloses portfolio holdings on a quarterly basis, similar to mutual funds. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily.

A Proxy Portfolio is a basket of securities that closely tracks the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund will also provide several portfolio statistics, including “Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap are available on the fund’s website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with

SUMMARY	3

enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

The fund’s shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. These price differences may be greater for this fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the fund.

There is also a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange.

U.S. stock investing risks Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline or may have periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Growth style investing risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style.

Market capitalization risks Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced

T. ROWE PRICE	4

liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to the fund’s investments.

Sector concentration risks To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors.

Information technology sector risks Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Active management risks The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform compared to the benchmark or other funds with similar objectives and investment strategies.

Authorized Participant concentration risks At certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange.

Performance

Because the fund commenced operations in [ ], there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Larry J. Puglia	Chairman of Investment Advisory Committee	[ ]	1990

SUMMARY	5

Purchase and Sale of Fund Shares

The fund issues and redeems shares at NAV only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash.

Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

Any fund distributions are typically declared and paid in December. A distribution may consist of ordinary dividends, capital gains, and return of capital. Redemptions of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, generally may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), T. Rowe Price and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND	2

MANAGEMENT OF THE FUND

Investment Adviser(s)

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2019, T. Rowe Price and its affiliates (“Firm”) had approximately $1.12 trillion in assets under management and provided investment management services for more than [ ] million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Larry J. Puglia, Chairman, Jason R. Adams, Ziad Bakri, Peter J. Bates, Eric L. DeVilbiss, Greg Dunham, Paul D. Greene II, Ryan S. Hedrick, Thomas J. Huber, Vivek Rajeswaran, David L. Rowlett, Robert W. Sharps, Taymour R. Tamaddon, Alan Tu, Justin P. White, and Rouven J. Wool-Lewis. The following information provides the year that the chairman (portfolio manager) first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Puglia has been chairman of the committee since the fund’s inception in [ ]. He joined the Firm in 1990 and his investment experience dates from 1989. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The fund pays the investment adviser an annual all-inclusive management fee of 0.57% based on the fund’s average daily net assets. The management fee is calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, except for certain expenses. The following expenses are excluded from the all-inclusive management fee: interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.

MORE ABOUT THE FUND	7

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) will appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE(S), STRATEGIES, AND RISKS

Investment Objective(s)

The fund seeks to provide long-term capital growth. Income is a secondary objective.

The fund’s investment objective(s) constitutes a non-fundamental policy that the Board may change without shareholder approval upon 60 days’ prior written notice to shareholders. The fundamental and non-fundamental policies of the funds is set forth in the Statement of Additional Information.

Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in the common stocks of large and medium-sized blue-chip growth companies that are listed in the United States.

A “blue chip” investment approach seeks to identify blue chip growth companies—those with strong market franchises in industries that appear to be strategically poised for long-term growth. Our strategy reflects T. Rowe Price’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth) and a positive outlook for the overall industry will ultimately result in a higher stock price. While the primary emphasis is on a company’s prospects for future growth, the fund will not purchase securities that, in T. Rowe Price’s opinion, are overvalued considering the underlying business fundamentals. In the search for substantial capital appreciation, the fund looks for stocks attractively priced relative to their anticipated long-term value.

The fund will generally take the following into consideration:

Market positions Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Management Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. Our analysts will evaluate the depth and breadth of a company’s management experience.

Financial fundamentals Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

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The fund is a semi-transparent, actively-managed exchange-traded fund. The fund generally invests only in exchange-traded securities, exchange-traded futures, cash, and cash equivalents.

The fund’s investments are primarily in common stocks:

Common and Preferred Stocks Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

The fund may invest in common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours). These foreign securities could include (a) non-U.S. dollar denominated securities traded outside the U.S. so long as the stock trades at the same time as the fund’s shares and (b) U.S. dollar-denominated securities of foreign issuers traded in the U.S. The fund may purchase ADRs issued by a financial institution (i.e., a depositary), which are certificates evidencing ownership of a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. ADRs trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Principal Risks

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. This fund should not represent your complete investment program or be used for short-term trading purposes. Investors should have a long-term investment horizon and be willing to wait out bear markets.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating investment opportunities and limiting exposure to certain industries, asset classes, investments, or investment styles when appropriate. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Semi-transparent exchange-traded fund (“ETF”) risks The fund does not disclose holdings daily, unlike traditional ETFs. Daily disclosure of portfolio holdings allows other traders to predict or copy the fund’s investment strategy, which in turn can hurt the fund’s performance.

MORE ABOUT THE FUND	9

Therefore, the fund discloses portfolio holdings on a quarterly basis, similar to mutual funds. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily.

A Proxy Portfolio is a basket of securities that closely tracks the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund will also provide several portfolio statistics, including “Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap are available on the fund’s website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

The fund’s shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. These price differences may be greater for this fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the fund.

There is also a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange.

U.S. stock investing risks Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline or may have periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the

T. ROWE PRICE	10

U.S. financial markets decline, or because of factors that affect a particular company or industry. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can help to cushion share prices in a down market. Since many investors buy these stocks for anticipated superior earnings growth, earnings disappointments often result in sharp price declines.

Market capitalization risks The fund’s focus on large and medium-sized companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Foreign investing risks Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets.

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries or an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Information technology sector risks Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Active management risks The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect, even in rising markets. The fund could underperform its benchmark or other funds with similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Authorized Participant concentration risks At certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange. This risk may be heightened to the extent that securities held by the fund are traded outside a collateralized settlement system, which would require the Authorized Participant to post collateral on certain trades on behalf of other market participants.

Additional Strategies, Risks, and Investment Management Practices

To a limited extent, the fund may invest in other strategies and investment management practices that are not considered part of the fund’s principal investment strategies. These additional, non-principal strategies and investment management practices, and their related risks, are discussed as follows.

Futures Exchange-traded futures are U.S. listed futures contracts where the futures contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index futures contract, is based on an index of a type of asset that the fund could invest in directly, such as an S&P 500 index futures contract.  All futures contracts that a fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market.

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The use of futures exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset or index and may not move in the direction anticipated by the portfolio manager. Futures can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate. Futures contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; and the potential loss from the use of futures can exceed the fund’s initial investment in such contracts.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

Sector concentration The fund’s investments may lead to more exposure to certain industries or sectors compared to other industries or sectors.

Healthcare sector The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

Consumer discretionary sector Companies in the consumer discretionary sector are generally considered to sell nonessential goods and services, and their stocks tend to be more cyclical than consumer staples stocks. Since consumer discretionary companies produce products that

MORE ABOUT THE FUND	13

consumers do not need to purchase, their sales and profits tend to grow when the economy is growing and lag when consumers are worried about the economy.

Cybersecurity risks The fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve unauthorized access to the digital information systems (e.g., through “hacking” or malicious software coding) of the fund or its third-party service providers, but may also result from outside attacks such as denial-of-service attacks. These breaches may, among other things, result in financial losses to the fund and its shareholders, cause the fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving third-party service providers, trading counterparties, or issuers in which the fund invests could subject the fund to many of the same risks associated with direct breaches.

Illiquid Investments An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The fund may not purchase any securities that are illiquid investments at the time of purchase.

Reserve Position A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which do not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective(s) and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective(s). The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets The fund may not borrow for investment purposes or hold short positions. The fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Lending of Portfolio Securities The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

T. ROWE PRICE	14

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

PORTFOLIO TURNOVER

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs, greater the impact on the fund’s total return, and increase the possibility of taxable capital gain distributions. This fund is expected to have a low turnover rate. The fund’s portfolio turnover rates will be shown in the Financial Highlights table when available.

FINANCIAL HIGHLIGHTS

This section would ordinarily include each fund’s financial highlights table, which is intended to help you understand each fund’s financial performance for the periods of operations. Because the fund commenced operations on or following the date of this prospectus, no financial highlights are shown.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Most T. Rowe Price Funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. These holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. In addition, most T. Rowe Price Funds also disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in numerical order based on such percentages of the fund’s assets. A description of the fund’s policies and procedures with respect to the disclosure of portfolio information is available in the SAI.

SHAREHOLDER INFORMATION	3

Additional Information about the Purchase and Sale of Fund Shares

Fund shares are issued or redeemed only in large blocks of 5,000 fund shares (previously defined as “Creation Units”) and only to financial institutions known as Authorized Participants, in accordance with procedures described in the Statement of Additional Information (“SAI”). Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash at NAV next determined after receipt of an order in proper form (the Proxy Portfolio serves as the fund’s designated basket of cash and securities). Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and they may be sold at a premium or discount to NAV. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.

An Authorized Participant may purchase or redeem a Creation Unit of a fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the fund’s SAI.

Meeting Redemption Requests

The fund anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, the fund reserves the right to pay redemption proceeds to an Authorized Participant entirely or partly in cash, consistent with the exemptive relief that the fund received from the SEC to operate the fund (“Exemptive Relief”).

Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund, along with other T. Rowe Price funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price funds to borrow money from and/or lend money to other T. Rowe Price funds to help the funds meet short-term redemptions and liquidity needs. During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be composed of holdings with reduced liquidity or lengthy settlement periods, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending or short-term borrowing arrangements (if available).

Under normal circumstances, the fund will pay out redemption proceeds to a redeeming Authorized Participant within two days after the Authorized Participant’s redemption request is received, in accordance with the process set forth in the fund’s SAI and in the agreement between the Authorized Participant and the Distributor. However, the fund reserves the right,

T. ROWE PRICE	16

including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, as permitted by the 1940 Act. With respect to redemptions that include foreign common stock, the fund may pay out redemption proceeds or deliver the securities up to 15 days after the receipt of a redemption request, consistent with the fund’s Exemptive Relief.

Pricing of Individual Fund Shares

Market Price The trading prices of a fund’s shares in the secondary market (“Market Price”) generally differ from the fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. NAV is the price per share at which the fund issues and redeems shares to Authorized Participants in Creation Units (see “Net Asset Value” below). The fund’s Market Price is based on the last Bid/Ask Price or the Closing Price on a given trading day. The “Closing Price” of shares is the last reported sale price on the fund’s listing exchange. The “Bid/Ask Price” is the midpoint of the highest bid and lowest offer for shares from the fund’s listing exchange. You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Please refer to the fund’s website for additional information ([troweprice.com]).

The fund’s Market Price may be at, above (premium) or below (discount) its NAV. The NAV of a fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during a fund’s four previous quarters (or for the life of the fund) can be found at [troweprice.com].

The exchange will disseminate an intraday net asset value (“INAV”) of the fund every fifteen seconds during the regular trading day. The INAV calculations are estimates of the value of the fund’s NAV per share. Premiums and discounts between the INAV and the Market Price may occur. Additionally, the INAV of the fund’s portfolio and the fund’s Proxy Portfolio may be different. The INAV should not be viewed as a “real-time” update of the NAV per share. The INAV is based on the current market value of the composition of a fund’s actual portfolio at a particular point in time, but the fund’s actual portfolio may change intraday. Additional information about the INAV, including the methodology for calculation and risks are available in the fund’s SAI.

Net Asset Value To calculate the fund’s NAV, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of the fund’s shares outstanding. On each day that the NYSE is open, fund shares are ordinarily

SHAREHOLDER INFORMATION	17

valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The fund reserves the right to change the time its NAV is calculated if the fund or NYSE closes earlier, or as permitted by the SEC.

Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. The fund may also fair value certain securities or a group of securities if, for example, an event occurs that affects the value of a security after the close of the market.

Investments by registered investment companies. Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. T. Rowe has obtained an SEC exemptive relief that allows registered investment companies to invest in the shares of the fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement.

Frequent Purchases and Redemptions of Fund Shares

The Board has not adopted policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the fund’s shares because the fund sells and redeems shares at NAV only in Creation Units, pursuant to the terms of the agreement between the Authorized Participant and the Distributor, and such direct trading between the fund and Authorized Participants is critical to ensuring that the fund’s shares trade at or close to NAV. Further, the vast majority of trading in fund shares occurs on the secondary market, which does not involve the fund directly and, therefore, does not cause the fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, the fund may impose a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the fund in connection with the issuance and redemption of Creation Units, and may employ fair valuation pricing to minimize potential dilution from market timing. The fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Dividends and Distributions

The fund distributes substantially all of its net investment income to shareholders in the form of dividends. The fund intends to declare and distribute income dividends annually to shareholders of record. In addition, the fund distributes any net capital gains earned from the

T. ROWE PRICE	18

sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the fund.

No dividend reinvestment service is provided by the fund. Financial intermediaries may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the fund purchased in the secondary market.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the fund. Your financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

In most cases, your financial intermediary will provide information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, income and gains from derivatives, and dividends received by the fund from stocks that were on loan.

SHAREHOLDER INFORMATION	19

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

Taxes on Sales of Fund Shares

When you sell shares in the fund, you may realize a gain or loss.

All or a portion of the loss realized from a sale or exchange of fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

Your financial intermediary should make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. You should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate.

Taxes on Fund Distributions

Your financial intermediary will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. Your financial intermediary will send any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

T. ROWE PRICE	20

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares.

The fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments.

If you are subject to backup withholding, your financial intermediary will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if your financial intermediary is notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or your financial intermediary’s records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options and futures may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because the fund may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no

SHAREHOLDER INFORMATION	21

obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out the fund’s record date before investing. In addition, the fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units may realize a gain or loss equal to the difference between the fair market value of the Creation Units at the time of purchase and the sum of the Authorized Participant’s cost basis in the securities transferred plus any cash paid.

An Authorized Participant that exchanges Creation Units for securities may realize a gain or loss equal to the difference between the Authorized Participant’s cost basis in the Creation Units and the sum of the fair market value of the securities plus any cash received.

Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax advisor.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-5660. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-23494	XXX-XXX 2/17/20

PROSPECTUS February 17, 2020
T. ROWE PRICE
XXXXX	Dividend Growth ETF

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Principal U.S. Listing Exchange: NYSE Arca, Inc. Exchange-traded fund (“ETF”) shares are not individually redeemable.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

• You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

• The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.

• The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of the ETF, see the section, “Risks, Semi-Transparent Exchange-Traded Fund Risk.”

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, the reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site. If you already elected to receive reports electronically, you will not be affected by this change and need not take any action.

You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election can be changed at any time in the future.

1	SUMMARY
Dividend Growth Fund ETF 1
2	MORE ABOUT THE FUND
Management of the Fund 6 More Information About the Fund’s Investment Objective(s), Strategies, and Risks 7 Portfolio Turnover 14 Financial Highlights 14 Disclosure of Fund Portfolio Information 14
3	SHAREHOLDER INFORMATION

SUMMARY	1

Investment Objective(s)

The fund seeks dividend income and long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or the example below.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%

Other expenses	0.00

Total annual fund operating expenses	0.50

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$TBD	$TBD

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the fund.

Principal Investment Strategies

The fund normally invests at least 65% of the fund’s total assets in stocks listed in the United States, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time. T. Rowe Price believes that a track record of dividend increases can be an excellent indicator of financial health and growth prospects, and that over the long term, income can contribute significantly to total return. Dividends can also

T. ROWE PRICE	2

help reduce the fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The fund may invest in American Depository Receipts (ADRs) and common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours). The fund generally invests only in exchange-traded securities, exchange-traded futures, cash, and cash equivalents.

T. Rowe Price research analysts look for stocks with sustainable, above-average growth in earnings and dividends. When appropriate, the portfolio manager may attempt to buy stocks when they are temporarily out of favor or undervalued by the market. Holdings tend to be in large- to medium-sized companies.

In selecting investments, for the fund, the adviser generally favors companies that we believe possess one or more of the following:

• either a track record of, or the potential for, above-average earnings and dividend growth;

• a competitive current dividend yield;

• a sound balance sheet and solid cash flow to support future dividend increases;

• a sustainable competitive advantage and leading market position; and

• attractive valuations, such as low price/earnings, price/cash flow, or price/sales ratios.

In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Semi-transparent exchange-traded fund (“ETF”) risks The fund does not disclose holdings daily, unlike traditional ETFs. Daily disclosure of portfolio holdings allows other traders to predict or copy the fund’s investment strategy, which in turn can hurt the fund’s performance. Therefore, the fund discloses portfolio holdings on a quarterly basis, similar to mutual funds. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily.

A Proxy Portfolio is a basket of securities that closely tracks the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund will also provide several portfolio statistics, including

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“Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap are available on the fund’s website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

The fund’s shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. These price differences may be greater for this fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the fund.

There is also a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange.

Dividend-paying stock risks The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Also, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks.

U.S. stock investing risks Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline or may have periods of rising and falling prices. The value of a stock in which the

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fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Growth style investing risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style.

Large-capitalization companies risks Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund's investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to the fund’s investments.

Active management risks The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform compared to the benchmark or other funds with similar objectives and investment strategies.

Authorized Participant concentration risks At certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange.

Performance

Because the fund commenced operations in [ ], there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com.

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Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Thomas J. Huber	Chairman of Investment Advisory Committee	[ ]	1994

Purchase and Sale of Fund Shares

The fund issues and redeems shares at NAV only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash.

Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

Any fund distributions are typically declared and paid quarterly. A distribution may consist of ordinary dividends, capital gains, and return of capital. Redemptions of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, generally may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), T. Rowe Price and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MANAGEMENT OF THE FUND

Investment Adviser(s)

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2019, T. Rowe Price and its affiliates (“Firm”) had approximately $1.12 trillion in assets under management and provided investment management services for more than 7 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Thomas J. Huber, Chairman, Jason R. Adams, Peter J. Bates, Andrew S. Davis, Jon M. Friar, Ryan S. Hedrick, Jeffrey Rottinghaus, Weijie Si, Gabriel Solomon, John M. Williams, and Jon D. Wood. The following information provides the year that the chairman (portfolio manager) first joined the Firm and the chairman's specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Huber has been chairman of the committee since the fund’s inception in [ ]. He joined the Firm in 1994 and his investment experience dates from 1993. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The fund pays the investment adviser an annual all-inclusive management fee of 0.50% based on the fund’s average daily net assets. The management fee is calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, except for certain expenses. The following expenses are excluded from the all-inclusive management fee: interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.

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A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) will appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE(S), STRATEGIES, AND RISKS

Investment Objective(s)

The fund seeks dividend income and long-term capital growth.

The fund’s investment objective(s) constitutes a non-fundamental policy that the Board may change without shareholder approval upon 60 days’ prior written notice to shareholders. The fundamental and non-fundamental policies of the funds is set forth in the Statement of Additional Information.

Principal Investment Strategies

The fund normally invests at least 65% of the fund’s total assets in stocks listed in the United States, with an emphasis on stocks that have a strong track record of paying dividends or that are expected to increase their dividends over time. Dividends are normally a more stable and predictable component of total return than capital appreciation. While the price of a company’s stock can go up or down in response to earnings or to fluctuations in the general market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may hold up better in falling markets.

The fund is a semi-transparent, actively-managed exchange-traded fund. The fund generally invests only in exchange-traded securities, exchange-traded futures, cash, and cash equivalents.

The fund’s investments are primarily in common stocks:

Common and Preferred Stocks Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

The fund may invest in common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours). These foreign securities could include (a) non-U.S. dollar denominated securities

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traded outside the U.S. so long as the stock trades at the same time as the fund’s shares and (b) U.S. dollar-denominated securities of foreign issuers traded in the U.S. The fund may purchase ADRs issued by a financial institution (i.e., a depositary), which are certificates evidencing ownership of a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. ADRs trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Principal Risks

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. This fund should not represent your complete investment program or be used for short-term trading purposes. Investors should have a long-term investment horizon and be willing to wait out bear markets.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating investment opportunities and limiting exposure to certain industries, asset classes, investments, or investment styles when appropriate. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Semi-transparent exchange-traded fund (“ETF”) risks The fund does not disclose holdings daily, unlike traditional ETFs. Daily disclosure of portfolio holdings allows other traders to predict or copy the fund’s investment strategy, which in turn can hurt the fund’s performance. Therefore, the fund discloses portfolio holdings on a quarterly basis, similar to mutual funds. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily.

A Proxy Portfolio is a basket of securities that closely tracks the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund will also provide several portfolio statistics, including “Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap are available on the fund’s website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

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The fund’s shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. These price differences may be greater for this fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the fund.

There is also a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange.

Dividend-paying stock risks The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Also, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks.

U.S. stock investing risks Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline or may have periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to

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investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can help to cushion share prices in a down market. Since many investors buy these stocks for anticipated superior earnings growth, earnings disappointments often result in sharp price declines.

Large-capitalization companies risks The fund’s focus on large and medium-sized companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Foreign investing risks Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets.

Active management risks The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect, even in rising markets. The fund could underperform its benchmark or other funds with similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Authorized Participant concentration risks At certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may

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trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange. This risk may be heightened to the extent that securities held by the fund are traded outside a collateralized settlement system, which would require the Authorized Participant to post collateral on certain trades on behalf of other market participants.

Additional Strategies, Risks, and Investment Management Practices

To a limited extent, the fund may invest in other strategies and investment management practices that are not considered part of the fund’s principal investment strategies. These additional, non-principal strategies and investment management practices, and their related risks, are discussed as follows.

Futures Exchange-traded futures are U.S. listed futures contracts where the futures contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index futures contract, is based on an index of a type of asset that the fund could invest in directly, such as an S&P 500 index futures contract.  All futures contracts that a fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market.

The use of futures exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset or index and may not move in the direction anticipated by the portfolio manager. Futures can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate. Futures contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; and the potential loss from the use of futures can exceed the fund’s initial investment in such contracts.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

Sector concentration At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries or an economic sector. Companies in the same economic sector may be similarly affected by

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economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Healthcare sector The profitability of healthcare companies may be adversely affected by extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence.

Information technology sector Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Banking and financial companies To the extent the fund has significant investments in financial companies, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the banking industry. Banks can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and the cost to borrow, and the rate of debt defaults. Banks and other financial services institutions are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, increase the amount of capital they must maintain, and limit the amounts and types of loans and other financial commitments they can make. In addition, companies in the financials sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets.

Cybersecurity risks The fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve unauthorized access to the digital information systems (e.g., through “hacking” or malicious software coding)

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of the fund or its third-party service providers, but may also result from outside attacks such as denial-of-service attacks. These breaches may, among other things, result in financial losses to the fund and its shareholders, cause the fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving third-party service providers, trading counterparties, or issuers in which the fund invests could subject the fund to many of the same risks associated with direct breaches.

Illiquid Investments An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The fund may not purchase any securities that are illiquid investments at the time of purchase.

Reserve Position A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which do not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective(s) and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective(s). The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets The fund may not borrow for investment purposes or hold short positions. The fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Lending of Portfolio Securities The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

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PORTFOLIO TURNOVER

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs, greater the impact on the fund’s total return, and increase the possibility of taxable capital gain distributions. This fund is expected to have a low turnover rate. The fund’s portfolio turnover rates will be shown in the Financial Highlights table when available.

FINANCIAL HIGHLIGHTS

This section would ordinarily include each fund’s financial highlights table, which is intended to help you understand each fund’s financial performance for the periods of operations. Because the fund commenced operations on or following the date of this prospectus, no financial highlights are shown.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Most T. Rowe Price Funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. These holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. In addition, most T. Rowe Price Funds also disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in numerical order based on such percentages of the fund’s assets. A description of the fund’s policies and procedures with respect to the disclosure of portfolio information is available in the SAI.

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Additional Information about the Purchase and Sale of Fund Shares

Fund shares are issued or redeemed only in large blocks of 5,000 fund shares (previously defined as “Creation Units”) and only to financial institutions known as Authorized Participants, in accordance with procedures described in the Statement of Additional Information (“SAI”). Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash at NAV next determined after receipt of an order in proper form (the Proxy Portfolio serves as the fund’s designated basket of cash and securities). Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and they may be sold at a premium or discount to NAV. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.

An Authorized Participant may purchase or redeem a Creation Unit of a fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the fund’s SAI.

Meeting Redemption Requests

The fund anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, the fund reserves the right to pay redemption proceeds to an Authorized Participant entirely or partly in cash, consistent with the exemptive relief that the fund received from the SEC to operate the fund (“Exemptive Relief”).

Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund, along with other T. Rowe Price funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price funds to borrow money from and/or lend money to other T. Rowe Price funds to help the funds meet short-term redemptions and liquidity needs. During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be composed of holdings with reduced liquidity or lengthy settlement periods, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending or short-term borrowing arrangements (if available).

Under normal circumstances, the fund will pay out redemption proceeds to a redeeming Authorized Participant within two days after the Authorized Participant’s redemption request is received, in accordance with the process set forth in the fund’s SAI and in the agreement between the Authorized Participant and the Distributor. However, the fund reserves the right,

T. ROWE PRICE	16

including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, as permitted by the 1940 Act. With respect to redemptions that include foreign common stock, the fund may pay out redemption proceeds or deliver the securities up to 15 days after the receipt of a redemption request, consistent with the fund’s Exemptive Relief.

Pricing of Individual Fund Shares

Market Price The trading prices of a fund’s shares in the secondary market (“Market Price”) generally differ from the fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. NAV is the price per share at which the fund issues and redeems shares to Authorized Participants in Creation Units (see “Net Asset Value” below). The fund’s Market Price is based on the last Bid/Ask Price or the Closing Price on a given trading day. The “Closing Price” of shares is the last reported sale price on the fund’s listing exchange. The “Bid/Ask Price” is the midpoint of the highest bid and lowest offer for shares from the fund’s listing exchange. You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Please refer to the fund’s website for additional information ([troweprice.com]).

The fund’s Market Price may be at, above (premium) or below (discount) its NAV. The NAV of a fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during a fund’s four previous quarters (or for the life of the fund) can be found at [troweprice.com].

The exchange will disseminate an intraday net asset value (“INAV”) of the fund every fifteen seconds during the regular trading day. The INAV calculations are estimates of the value of the fund’s NAV per share. Premiums and discounts between the INAV and the Market Price may occur. Additionally, the INAV of the fund’s portfolio and the fund’s Proxy Portfolio may be different. The INAV should not be viewed as a “real-time” update of the NAV per share. The INAV is based on the current market value of the composition of a fund’s actual portfolio at a particular point in time, but the fund’s actual portfolio may change intraday. Additional information about the INAV, including the methodology for calculation and risks are available in the fund’s SAI.

Net Asset Value To calculate the fund’s NAV, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of the fund’s shares outstanding. On each day that the NYSE is open, fund shares are ordinarily

SHAREHOLDER INFORMATION	17

valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The fund reserves the right to change the time its NAV is calculated if the fund or NYSE closes earlier, or as permitted by the SEC.

Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. The fund may also fair value certain securities or a group of securities if, for example, an event occurs that affects the value of a security after the close of the market.

Investments by registered investment companies. Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. T. Rowe has obtained an SEC exemptive relief that allows registered investment companies to invest in the shares of the fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement.

Frequent Purchases and Redemptions of Fund Shares

The Board has not adopted policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the fund’s shares because the fund sells and redeems shares at NAV only in Creation Units, pursuant to the terms of the agreement between the Authorized Participant and the Distributor, and such direct trading between the fund and Authorized Participants is critical to ensuring that the fund’s shares trade at or close to NAV. Further, the vast majority of trading in fund shares occurs on the secondary market, which does not involve the fund directly and, therefore, does not cause the fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, the fund may impose a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the fund in connection with the issuance and redemption of Creation Units, and may employ fair valuation pricing to minimize potential dilution from market timing. The fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Dividends and Distributions

The fund distributes substantially all of its net investment income to shareholders in the form of dividends. The fund intends to declare and distribute income dividends annually to shareholders of record. In addition, the fund distributes any net capital gains earned from the

T. ROWE PRICE	18

sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the fund.

No dividend reinvestment service is provided by the fund. Financial intermediaries may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the fund purchased in the secondary market.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the fund. Your financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

In most cases, your financial intermediary will provide information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, income and gains from derivatives, and dividends received by the fund from stocks that were on loan.

SHAREHOLDER INFORMATION	19

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

Taxes on Sales of Fund Shares

When you sell shares in the fund, you may realize a gain or loss.

All or a portion of the loss realized from a sale or exchange of fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

Your financial intermediary should make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. You should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate.

Taxes on Fund Distributions

Your financial intermediary will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. Your financial intermediary will send any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

T. ROWE PRICE	20

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares.

The fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments.

If you are subject to backup withholding, your financial intermediary will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if your financial intermediary is notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or your financial intermediary’s records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options and futures may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because the fund may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no

SHAREHOLDER INFORMATION	21

obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out the fund’s record date before investing. In addition, the fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units may realize a gain or loss equal to the difference between the fair market value of the Creation Units at the time of purchase and the sum of the Authorized Participant’s cost basis in the securities transferred plus any cash paid.

An Authorized Participant that exchanges Creation Units for securities may realize a gain or loss equal to the difference between the Authorized Participant’s cost basis in the Creation Units and the sum of the fair market value of the securities plus any cash received.

Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax advisor.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-5660. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-23494	XXX-XXX 2/17/20

PROSPECTUS February 17, 2020
T. ROWE PRICE
XXXXX	Equity Income ETF

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Principal U.S. Listing Exchange: NYSE Arca, Inc. Exchange-traded fund (“ETF”) shares are not individually redeemable.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

• You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

• The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.

• The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of the ETF, see the section, “Risks, Semi-Transparent Exchange-Traded Fund Risk.”

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, the reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site. If you already elected to receive reports electronically, you will not be affected by this change and need not take any action.

You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election can be changed at any time in the future.

1	SUMMARY
Equity Income Fund ETF 1
2	MORE ABOUT THE FUND
Management of the Fund 6 More Information About the Fund’s Investment Objective(s), Strategies, and Risks 7 Portfolio Turnover 14 Financial Highlights 15 Disclosure of Fund Portfolio Information 15
3	SHAREHOLDER INFORMATION

SUMMARY	1

Investment Objective(s)

The fund seeks a high level of dividend income and long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or the example below.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.54%

Other expenses	0.00

Total annual fund operating expenses	0.54

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$TBD	$TBD

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the fund.

Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in common stocks listed in the United States, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.

T. ROWE PRICE	2

The fund typically employs a “value” approach in selecting investments. The fund’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the fund’s investment adviser generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the broader equity market;

• low price/earnings ratio relative to the broader equity market;

• a sound balance sheet and other positive financial characteristics; or

• low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises.

The fund may invest in American Depository Receipts (ADRs) and common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours). The fund generally invests only in exchange-traded securities, exchange-traded futures, cash, and cash equivalents.

The adviser generally seeks investments in large-capitalization companies and the fund’s yield, which reflects the level of dividends paid by the fund, is expected to normally exceed the yield of the Russell 1000® Value Index. In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund may at times invest significantly in certain sectors, such as the financials sector.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Semi-transparent exchange-traded fund (“ETF”) risks The fund does not disclose holdings daily, unlike traditional ETFs. Daily disclosure of portfolio holdings allows other traders to predict or copy the fund’s investment strategy, which in turn can hurt the fund’s performance. Therefore, the fund discloses portfolio holdings on a quarterly basis, similar to mutual funds. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily.

A Proxy Portfolio is a basket of securities that closely tracks the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the

SUMMARY	3

fund’s actual portfolio. The fund will also provide several portfolio statistics, including “Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap are available on the fund’s website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

The fund’s shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. These price differences may be greater for this fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the fund.

There is also a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange.

Dividend-paying stock risks The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Also, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks.

U.S. stock investing risks Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall

T. ROWE PRICE	4

will decline or may have periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Value investing risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Large-capitalization companies risks Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to the fund’s investments.

Sector concentration risks To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors.

Banking and financial companies risks The fund may have a significant portion of its assets invested in securities of companies in the financials sector. Companies in the financials sector may be adversely impacted by, among other things, regulatory changes, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets.

Active management risks The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform compared to the benchmark or other funds with similar objectives and investment strategies.

Authorized Participant concentration risks At certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange.

SUMMARY	5

Performance

Because the fund commenced operations in [ ], there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
John D. Linehan	Chairman of Investment Advisory Committee	[ ]	1998

Purchase and Sale of Fund Shares

The fund issues and redeems shares at NAV only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash.

Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

Any fund distributions are typically declared and paid quarterly. A distribution may consist of ordinary dividends, capital gains, and return of capital. Redemptions of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, generally may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), T. Rowe Price and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND	2

MANAGEMENT OF THE FUND

Investment Adviser(s)

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2019, T. Rowe Price and its affiliates (“Firm”) had approximately $1.12 trillion in assets under management and provided investment management services for more than 7 million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: John D. Linehan, Chairman, Jason R. Adams, Mark S. Finn, Ryan S. Hedrick, Jon R. Hussey, Shinwoo Kim, Matt Mahon, Daniel Martino, Heather K. McPherson, Preeta Ragavan, Melanie A. Rizzo, Farris G. Shuggi, Matthew J. Snowling, and James Stillwagon. The following information provides the year that the chairman (portfolio manager) first joined the Firm and the chairman's specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Linehan has been chairman of the committee since the fund's inception in [ ]. He joined the Firm in 1998 and his investment experience dates from 1989. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The fund pays the investment adviser an annual all-inclusive management fee of 0.54% based on the fund’s average daily net assets. The management fee is calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, except for certain expenses. The following expenses are excluded from the all-inclusive management fee: interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.

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A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) will appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE(S), STRATEGIES, AND RISKS

Investment Objective(s)

The fund seeks a high level of dividend income and long-term capital growth.

The fund’s investment objective(s) constitutes a non-fundamental policy that the Board may change without shareholder approval upon 60 days’ prior written notice to shareholders. The fundamental and non-fundamental policies of the funds is set forth in the Statement of Additional Information.

Principal Investment Strategies

The fund will normally invest at least 80% of its net assets in common stocks listed in the United States, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued.

Dividends are normally a more stable and predictable component of total return than capital appreciation. While the price of a company’s stock can go up or down in response to earnings or to fluctuations in the general market, stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may hold up better in falling markets.

T. Rowe Price believes that income can be a significant contributor to total return over time and expects the fund’s yield to be above that of the Russell 1000® Value Index. The fund will tend to take a “value” approach and invest in stocks and other securities that appear to be temporarily undervalued by various measures, such as price/earnings ratios.

Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or undervalued, value investors attempt to realize significant appreciation as other investors recognize the stock’s intrinsic value and the price rises accordingly.

Some of the principal measures used to identify such stocks are:

Price/earnings ratio Dividing a stock’s price by its earnings per share generates a price/earnings or P/E ratio. A stock with a P/E ratio that is significantly below that of its peers, the market as a whole, or its own historical norm may represent an attractive opportunity.

Price/book value ratio Dividing a stock’s price by its book value per share indicates how a stock is priced relative to the accounting (i.e., book) value of the company’s assets. A ratio

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below the market, that of its competitors, or its own historical norm could indicate a stock that is undervalued.

Dividend yield A stock’s dividend yield is found by dividing its annual dividend by its share price. A yield significantly above a stock’s own historical norm or that of its peers may suggest an investment opportunity.

A stock selling at $10 with an annual dividend of $0.50 has a 5% yield.

Price/cash flow Dividing a stock’s price by the company’s cash flow per share, rather than by its earnings or book value, provides a more useful measure of value in some cases. A ratio below that of the market or a company’s peers suggests the market may be incorrectly valuing the company’s cash flow for reasons that could be temporary.

Undervalued assets This analysis compares a company’s stock price with its underlying asset values, its projected value in the private (as opposed to public) market, or its expected value if the company or parts of it were sold or liquidated.

Restructuring opportunities Many well-established companies experience business challenges that can lead to a temporary decline in their financial performance. These challenges can include a poorly integrated acquisition, difficulties in product manufacturing or distribution, a downturn in a major end market, or an increase in industry capacity that negatively affects pricing. The shares of such companies frequently trade at depressed valuations. These companies can become successful investments if their management is sufficiently skilled and motivated to properly restructure the organization, their financial flexibility is adequate, the underlying value of the business has not been impaired, or their business environment improves or remains healthy.

Numerous situations exist in which a company’s intrinsic value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized, the company’s stock price could rise. In another example, a company’s management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

Sometimes new management can revitalize companies that have grown too large or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buy back outstanding shares of common stock, or raise the dividend.

The fund is a semi-transparent, actively-managed exchange-traded fund. The fund generally invests only in exchange-traded securities, exchange-traded futures, cash, and cash equivalents.

The fund’s investments are primarily in common stocks:

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Common and Preferred Stocks Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

The fund may invest in common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours). These foreign securities could include (a) non-U.S. dollar denominated securities traded outside the U.S. so long as the stock trades at the same time as the fund’s shares and (b) U.S. dollar-denominated securities of foreign issuers traded in the U.S. The fund may purchase ADRs issued by a financial institution (i.e., a depositary), which are certificates evidencing ownership of a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. ADRs trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Principal Risks

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. This fund should not represent your complete investment program or be used for short-term trading purposes. Investors should have a long-term investment horizon and be willing to wait out bear markets.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating investment opportunities and limiting exposure to certain industries, asset classes, investments, or investment styles when appropriate. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Semi-transparent exchange-traded fund (“ETF”) risks The fund does not disclose holdings daily, unlike traditional ETFs. Daily disclosure of portfolio holdings allows other traders to predict or copy the fund’s investment strategy, which in turn can hurt the fund’s performance. Therefore, the fund discloses portfolio holdings on a quarterly basis, similar to mutual funds. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily.

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A Proxy Portfolio is a basket of securities that closely tracks the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund will also provide several portfolio statistics, including “Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap are available on the fund’s website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

The fund’s shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. These price differences may be greater for this fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the fund.

There is also a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange.

Dividend-paying stock risks The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Also,

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stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks.

U.S. stock investing risks Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline or may have periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Value investing risks Finding undervalued stocks requires considerable research to identify the particular company, analyze its financial condition and prospects, and assess the likelihood that the stock’s underlying value will be recognized by the market and reflected in its price. A value approach to investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Large-capitalization companies risks The fund’s focus on large and medium-sized companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Foreign investing risks Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets.

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries or an economic sector. Companies in the same economic sector may be similarly affected by

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economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Banking and financial companies risks To the extent the fund has significant investments in financial companies, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the banking industry. Banks can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and the cost to borrow, and the rate of debt defaults. Banks and other financial services institutions are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, increase the amount of capital they must maintain, and limit the amounts and types of loans and other financial commitments they can make. In addition, companies in the financials sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets.

Active management risks The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect, even in rising markets. The fund could underperform its benchmark or other funds with similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Authorized Participant concentration risks At certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange. This risk may be heightened to the extent that securities held by the fund are traded outside a collateralized settlement system, which would require the Authorized Participant to post collateral on certain trades on behalf of other market participants.

Additional Strategies, Risks, and Investment Management Practices

To a limited extent, the fund may invest in other strategies and investment management practices that are not considered part of the fund’s principal investment strategies. These additional, non-principal strategies and investment management practices, and their related risks, are discussed as follows.

Futures Exchange-traded futures are U.S. listed futures contracts where the futures contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index futures contract, is based on an index of a type of asset that the fund could invest in directly,

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such as an S&P 500 index futures contract.  All futures contracts that a fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market.

The use of futures exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset or index and may not move in the direction anticipated by the portfolio manager. Futures can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate. Futures contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; and the potential loss from the use of futures can exceed the fund’s initial investment in such contracts.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

Small- and mid-cap companies To the extent the fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in large companies. Small and medium-sized companies are generally riskier because they may have more limited product lines, less capital reserves, and less seasoned management, all of which could hinder their efforts to respond to economic, market, and industry changes. In addition, their securities may trade less frequently and with greater price swings.

Cybersecurity risks The fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve unauthorized access to the digital information systems (e.g., through “hacking” or malicious software coding) of the fund or its third-party service providers, but may also result from outside attacks such as denial-of-service attacks. These breaches may, among other things, result in financial losses to the fund and its shareholders, cause the fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving third-party service providers, trading counterparties, or issuers in which the fund invests could subject the fund to many of the same risks associated with direct breaches.

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Illiquid Investments An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The fund may not purchase any securities that are illiquid investments at the time of purchase.

Reserve Position A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which do not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective(s) and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective(s). The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets The fund may not borrow for investment purposes or hold short positions. The fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Lending of Portfolio Securities The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

PORTFOLIO TURNOVER

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs, greater the impact on the fund’s total return, and increase the possibility of taxable capital gain distributions. This fund is expected to have a low turnover rate. The fund’s portfolio turnover rates will be shown in the Financial Highlights table when available.

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FINANCIAL HIGHLIGHTS

This section would ordinarily include each fund’s financial highlights table, which is intended to help you understand each fund’s financial performance for the periods of operations. Because the fund commenced operations on or following the date of this prospectus, no financial highlights are shown.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Most T. Rowe Price Funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. These holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. In addition, most T. Rowe Price Funds also disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in numerical order based on such percentages of the fund’s assets. A description of the fund’s policies and procedures with respect to the disclosure of portfolio information is available in the SAI.

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Additional Information about the Purchase and Sale of Fund Shares

Fund shares are issued or redeemed only in large blocks of 5,000 fund shares (previously defined as “Creation Units”) and only to financial institutions known as Authorized Participants, in accordance with procedures described in the Statement of Additional Information (“SAI”). Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash at NAV next determined after receipt of an order in proper form (the Proxy Portfolio serves as the fund’s designated basket of cash and securities). Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and they may be sold at a premium or discount to NAV. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.

An Authorized Participant may purchase or redeem a Creation Unit of a fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the fund’s SAI.

Meeting Redemption Requests

The fund anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, the fund reserves the right to pay redemption proceeds to an Authorized Participant entirely or partly in cash, consistent with the exemptive relief that the fund received from the SEC to operate the fund (“Exemptive Relief”).

Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund, along with other T. Rowe Price funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price funds to borrow money from and/or lend money to other T. Rowe Price funds to help the funds meet short-term redemptions and liquidity needs. During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be composed of holdings with reduced liquidity or lengthy settlement periods, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending or short-term borrowing arrangements (if available).

Under normal circumstances, the fund will pay out redemption proceeds to a redeeming Authorized Participant within two days after the Authorized Participant’s redemption request is received, in accordance with the process set forth in the fund’s SAI and in the agreement between the Authorized Participant and the Distributor. However, the fund reserves the right,

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including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, as permitted by the 1940 Act. With respect to redemptions that include foreign common stock, the fund may pay out redemption proceeds or deliver the securities up to 15 days after the receipt of a redemption request, consistent with the fund’s Exemptive Relief.

Pricing of Individual Fund Shares

Market Price The trading prices of a fund’s shares in the secondary market (“Market Price”) generally differ from the fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. NAV is the price per share at which the fund issues and redeems shares to Authorized Participants in Creation Units (see “Net Asset Value” below). The fund’s Market Price is based on the last Bid/Ask Price or the Closing Price on a given trading day. The “Closing Price” of shares is the last reported sale price on the fund’s listing exchange. The “Bid/Ask Price” is the midpoint of the highest bid and lowest offer for shares from the fund’s listing exchange. You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Please refer to the fund’s website for additional information ([troweprice.com]).

The fund’s Market Price may be at, above (premium) or below (discount) its NAV. The NAV of a fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during a fund’s four previous quarters (or for the life of the fund) can be found at [troweprice.com].

The exchange will disseminate an intraday net asset value (“INAV”) of the fund every fifteen seconds during the regular trading day. The INAV calculations are estimates of the value of the fund’s NAV per share. Premiums and discounts between the INAV and the Market Price may occur. Additionally, the INAV of the fund’s portfolio and the fund’s Proxy Portfolio may be different. The INAV should not be viewed as a “real-time” update of the NAV per share. The INAV is based on the current market value of the composition of a fund’s actual portfolio at a particular point in time, but the fund’s actual portfolio may change intraday. Additional information about the INAV, including the methodology for calculation and risks are available in the fund’s SAI.

Net Asset Value To calculate the fund’s NAV, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of the fund’s shares outstanding. On each day that the NYSE is open, fund shares are ordinarily

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valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The fund reserves the right to change the time its NAV is calculated if the fund or NYSE closes earlier, or as permitted by the SEC.

Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. The fund may also fair value certain securities or a group of securities if, for example, an event occurs that affects the value of a security after the close of the market.

Investments by registered investment companies. Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. T. Rowe has obtained an SEC exemptive relief that allows registered investment companies to invest in the shares of the fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement.

Frequent Purchases and Redemptions of Fund Shares

The Board has not adopted policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the fund’s shares because the fund sells and redeems shares at NAV only in Creation Units, pursuant to the terms of the agreement between the Authorized Participant and the Distributor, and such direct trading between the fund and Authorized Participants is critical to ensuring that the fund’s shares trade at or close to NAV. Further, the vast majority of trading in fund shares occurs on the secondary market, which does not involve the fund directly and, therefore, does not cause the fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, the fund may impose a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the fund in connection with the issuance and redemption of Creation Units, and may employ fair valuation pricing to minimize potential dilution from market timing. The fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Dividends and Distributions

The fund distributes substantially all of its net investment income to shareholders in the form of dividends. The fund intends to declare and distribute income dividends annually to shareholders of record. In addition, the fund distributes any net capital gains earned from the

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sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the fund.

No dividend reinvestment service is provided by the fund. Financial intermediaries may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the fund purchased in the secondary market.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the fund. Your financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

In most cases, your financial intermediary will provide information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, income and gains from derivatives, and dividends received by the fund from stocks that were on loan.

T. ROWE PRICE	20

For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

Taxes on Sales of Fund Shares

When you sell shares in the fund, you may realize a gain or loss.

All or a portion of the loss realized from a sale or exchange of fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

Your financial intermediary should make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. You should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate.

Taxes on Fund Distributions

Your financial intermediary will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. Your financial intermediary will send any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

SHAREHOLDER INFORMATION	21

The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares.

The fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments.

If you are subject to backup withholding, your financial intermediary will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if your financial intermediary is notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or your financial intermediary’s records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options and futures may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because the fund may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no

T. ROWE PRICE	22

obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out the fund’s record date before investing. In addition, the fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units may realize a gain or loss equal to the difference between the fair market value of the Creation Units at the time of purchase and the sum of the Authorized Participant’s cost basis in the securities transferred plus any cash paid.

An Authorized Participant that exchanges Creation Units for securities may realize a gain or loss equal to the difference between the Authorized Participant’s cost basis in the Creation Units and the sum of the fair market value of the securities plus any cash received.

Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax advisor.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-5660. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-23494	XXX-XXX 2/17/20

PROSPECTUS February 17, 2020
T. ROWE PRICE
XXXX	Growth Stock ETF

Subject to Completion

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Principal U.S. Listing Exchange: NYSE Arca, Inc. Exchange-traded fund (“ETF”) shares are not individually redeemable.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

• You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

• The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.

• The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of the ETF, see the section, “Risks, Semi-Transparent Exchange-Traded Fund Risk.”

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, the reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site. If you already elected to receive reports electronically, you will not be affected by this change and need not take any action.

You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election can be changed at any time in the future.

1	SUMMARY
Growth Stock Fund 1
2	MORE ABOUT THE FUND
Management of the Fund 6 More Information About the Fund’s Investment Objective(s), Strategies, and Risks 7 Portfolio Turnover 13 Financial Highlights 13 Disclosure of Fund Portfolio Information 14
3	SHAREHOLDER INFORMATION

SUMMARY	1

Investment Objective(s)

The fund seeks to provide long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or the example below.

Fees and Expenses of the Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.52%

Other expenses	0.00

Total annual fund operating expenses	0.52

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$TBD	$TBD

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund has not yet commenced operations as of the date of the Prospectus, there is no portfolio turnover information quoted for the fund.

Principal Investment Strategies The fund will normally invest at least 80% of its net assets in the common stocks of a diversified group of growth companies. While it may invest in companies of any market capitalization, the fund generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. As growth investors, we believe

T. ROWE PRICE	2

that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price.

The fund may invest in American Depository Receipts (ADRs) and common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours). The fund generally invests only in exchange-traded securities, exchange-traded futures, cash, and cash equivalents.

In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund may at times invest significantly in certain sectors, such as the information technology sector.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Semi-transparent exchange-traded fund (“ETF”) risks The fund does not disclose holdings daily, unlike traditional ETFs. Daily disclosure of portfolio holdings allows other traders to predict or copy the fund’s investment strategy, which in turn can hurt the fund’s performance. Therefore, the fund discloses portfolio holdings on a quarterly basis, similar to mutual funds. In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily.

A Proxy Portfolio is a basket of securities that closely tracks the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund will also provide several portfolio statistics, including “Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap are available on the fund’s website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with

SUMMARY	3

enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

The fund’s shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. These price differences may be greater for this fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the fund.

There is also a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange.

U.S. stock investing risks Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline or may have periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Growth style investing risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style.

Large-capitalization companies risks Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced

T. ROWE PRICE	4

liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to the fund’s investments.

Sector concentration risks To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors.

Information technology sector risk Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Active management risks The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform compared to the benchmark or other funds with similar objectives and investment strategies.

Authorized Participant concentration risks At certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange.

Performance

Because the fund commenced operations in [ ], there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information is available through troweprice.com.

Management

Investment Adviser T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)

Portfolio Manager	Title	Managed Fund Since	Joined Investment Adviser
Joseph B. Fath	Chairman of Investment Advisory Committee	[ ]	2002

SUMMARY	5

Purchase and Sale of Fund Shares

The fund issues and redeems shares at NAV only with Authorized Participants and only in large blocks of 5,000 shares (each, a “Creation Unit”). Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash.

Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Tax Information

Any fund distributions are typically declared and paid in December. A distribution may consist of ordinary dividends, capital gains, and return of capital. Redemptions of fund shares and distributions by the fund, whether or not you reinvest these amounts in additional fund shares, generally may be taxed as ordinary income or capital gains unless you invest through a tax-deferred account (in which case you will be taxed upon withdrawal from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), T. Rowe Price and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUND	2

MANAGEMENT OF THE FUND

Investment Adviser(s)

T. Rowe Price is the fund’s investment adviser and oversees the selection of the fund’s investments and management of the fund’s portfolio pursuant to an investment management agreement between the investment adviser and the fund. T. Rowe Price is an SEC-registered investment adviser that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds. The address for T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2019, T. Rowe Price and its affiliates (“Firm”) had approximately $1.12 trillion in assets under management and provided investment management services for more than [ ] million individual and institutional investor accounts.

Portfolio Management

T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee chairman has day-to-day responsibility for managing the fund’s portfolio and works with the committee in developing and executing the fund’s investment program. The members of the committee are as follows: Joseph B. Fath, Chairman, Andrew S. Davis, Eric L. DeVilbiss, Shawn T. Driscoll, Greg Dunham, David J. Eiswert, Jon M. Friar, Paul D. Greene II, Daniel Martino, David L. Rowlett, Robert W. Sharps, Taymour R. Tamaddon, and Justin P. White. The following information provides the year that the chairman (portfolio manager) first joined the Firm and the chairman’s specific business experience during the past five years (although the chairman may have had portfolio management responsibilities for a longer period). Mr. Fath has been chairman of the committee since the fund’s inception in [ ]. He joined the Firm in 2002 and his investment experience dates from 2005. He has served as a portfolio manager with the Firm throughout the past five years. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of the fund’s shares.

The Management Fee

The fund pays the investment adviser an annual all-inclusive management fee of 0.52% based on the fund’s average daily net assets. The management fee is calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, except for certain expenses. The following expenses are excluded from the all-inclusive management fee: interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.

MORE ABOUT THE FUND	7

A discussion about the factors considered by the Board and its conclusions in approving the fund’s investment management agreement (and any subadvisory agreement, if applicable) will appear in the fund’s semiannual report to shareholders for the period ended June 30.

MORE INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE(S), STRATEGIES, AND RISKS

Investment Objective(s)

The fund seeks to provide long-term capital growth.

The fund’s investment objective(s) constitutes a non-fundamental policy that the Board may change without shareholder approval upon 60 days’ prior written notice to shareholders. The fundamental and non-fundamental policies of the funds is set forth in the Statement of Additional Information.

Principal Investment Strategies

The fund is a semi-transparent, actively-managed exchange-traded fund. The fund generally invests only in exchange-traded securities, exchange-traded futures, cash, and cash equivalents.

The fund will normally invest at least 80% of its net assets in the common stocks of a diversified group of growth companies. The market frequently rewards growth stocks with price increases when earnings expectations are met or exceeded. A successful implementation of our strategy could lead to long-term growth of capital. By investing in large companies, the fund could be less risky than one focusing on less established or smaller companies while still offering significant appreciation potential. The growth stock theory of investing, which was pioneered by Thomas Rowe Price, Jr., pioneered around 80 years ago, is based on the premise that inflation represents a more serious long-term threat to an investor’s portfolio than stock market fluctuations or recessions. When a company’s earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price.

The fund generally looks for companies with one or more of the following:

• An above-average growth rate. Superior growth in earnings and cash flow.

• Operations in “fertile fields.” The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.

• Durability of earnings growth. A lucrative niche in the economy that enables the company to expand even during times of slow growth. Ideally, profit margins should be widening due to economic factors rather than one-time events such as lower taxes.

• Management. Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. Our analysts will evaluate the depth and breadth of a company’s management experience.

T. ROWE PRICE	8

The fund’s investments are primarily in common stocks:

Common and Preferred Stocks. Stocks represent shares of ownership in a company. Generally, preferred stocks have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis, and profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Unlike common stock, preferred stock does not ordinarily carry voting rights. While most preferred stocks pay a dividend, the fund may decide to purchase preferred stock where the issuer has suspended, or is in danger of suspending, payment of its dividend.

The fund may invest in common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours). These foreign securities could include (a) non-U.S. dollar denominated securities traded outside the U.S. so long as the stock trades at the same time as the fund’s shares and (b) U.S. dollar-denominated securities of foreign issuers traded in the U.S. The fund may purchase ADRs issued by a financial institution (i.e., a depositary), which are certificates evidencing ownership of a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. ADRs trade on established markets and are alternatives to directly purchasing the underlying foreign securities in their local markets and currencies. Such investments are subject to many of the same risks associated with investing directly in foreign securities. For purposes of the fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, a depositary receipt representing ownership of common stock will be treated as common stock.

Principal Risks

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. This fund should not represent your complete investment program or be used for short-term trading purposes. Investors should have a long-term investment horizon and be willing to wait out bear markets.

Some of the principal tools the adviser uses to try to reduce overall risk include intensive research when evaluating investment opportunities and limiting exposure to certain industries, asset classes, investments, or investment styles when appropriate. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Semi-transparent exchange-traded fund (“ETF”) risks The fund does not disclose holdings daily, unlike traditional ETFs. Daily disclosure of portfolio holdings allows other traders to predict or copy the fund’s investment strategy, which in turn can hurt the fund’s performance. Therefore, the fund discloses portfolio holdings on a quarterly basis, similar to mutual funds.

MORE ABOUT THE FUND	9

In order to provide market participants with information on the fund’s investments, the fund will publish a “Proxy Portfolio” on its website daily.

A Proxy Portfolio is a basket of securities that closely tracks the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The fund will also provide several portfolio statistics, including “Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap are available on the fund’s website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

The fund’s shares are traded on an exchange and are bought and sold on the secondary market at market prices. The shares may trade at a premium or discount to NAV; as a result, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. These price differences may be greater for this fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of the fund.

There is also a risk that the fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the exchange.

U.S. stock investing risks Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline or may have periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or

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industry. Stock markets can decline for many reasons, including adverse local, political, social, or economic developments in the U.S. or abroad; changes in investor psychology; or heavy selling at the same time by major institutional investors in the market, such as mutual funds, pension funds, and banks. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can help to cushion share prices in a down market. Since many investors buy these stocks for anticipated superior earnings growth, earnings disappointments often result in sharp price declines.

Large-capitalization companies risks The fund’s focus on large and medium-sized companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Foreign investing risks Investing in foreign securities involves special risks that can increase the potential for losses. These include exposure to potentially adverse local, political, social, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; the imposition of international trade and capital barriers and other protectionist or retaliatory measures; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the potential for fluctuations in foreign exchange rates to decrease the investment’s value (favorable changes can increase its value). These risks are heightened for the fund’s investments in emerging markets.

Sector concentration risks At times, the fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries or an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Information technology sector risks Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Active management risks The investment adviser’s judgments about the attractiveness, value, liquidity, or potential appreciation of the fund’s investments may prove to be incorrect, even in rising markets. The fund could underperform its benchmark or other funds with similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results. Also, the fund’s overall investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. Legislative, regulatory, or tax developments may affect the investment strategies available to portfolio managers, which could adversely affect the ability to implement the fund’s overall investment program and achieve the fund’s investment objective.

Authorized Participant concentration risks At certain times, the fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange. This risk may be heightened to the extent that securities held by the fund are traded outside a collateralized settlement system, which would require the Authorized Participant to post collateral on certain trades on behalf of other market participants.

Additional Strategies, Risks, and Investment Management Practices

To a limited extent, the fund may invest in other strategies and investment management practices that are not considered part of the fund’s principal investment strategies. These additional, non-principal strategies and investment management practices, and their related risks, are discussed as follows.

Futures Exchange-traded futures are U.S. listed futures contracts where the futures contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index futures contract, is based on an index of a type of asset that the fund could invest in directly, such as an S&P 500 index futures contract.  All futures contracts that a fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange. Any investments in futures would typically serve as an efficient means of gaining exposure to certain markets, or as a tool to manage cash flows into and out of the fund and maintain liquidity while being invested in the market.

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The use of futures exposes the fund to risks that are different from, and potentially greater than, investments in more traditional securities. To the extent the fund invests in futures, it could be exposed to potential volatility and losses greater than direct investments in the contract’s underlying assets. Changes in the value of a derivative may not properly correlate with changes in the value of the underlying asset or index and may not move in the direction anticipated by the portfolio manager. Futures can also be illiquid and difficult to value, the fund could be exposed to significant losses if a counterparty becomes insolvent or is unable to meet its obligations under the contract, and there is the possibility that limitations or trading restrictions may be imposed by an exchange or government regulation.

The fund may choose to continue a futures contract by “rolling over” an expiring futures contract into an identical contract with a later maturity date. This could increase the fund’s transaction costs and portfolio turnover rate. Futures contracts may not always be successful investments or hedges; their prices can be highly volatile; using them could lower the fund’s total return; and the potential loss from the use of futures can exceed the fund’s initial investment in such contracts.

Recent regulations have changed the requirements related to the use of certain derivatives. Some of these new regulations have limited the availability of certain derivatives and made their use by funds more costly. It is expected that additional changes to the regulatory framework will occur, but the extent and impact of additional new regulations are not certain at this time.

Cybersecurity risks The fund may be subject to operational and information security risks resulting from breaches in cybersecurity. Cybersecurity breaches may involve unauthorized access to the digital information systems (e.g., through “hacking” or malicious software coding) of the fund or its third-party service providers, but may also result from outside attacks such as denial-of-service attacks. These breaches may, among other things, result in financial losses to the fund and its shareholders, cause the fund to lose proprietary information, disrupt business operations, or result in the unauthorized release of confidential information. Further, cybersecurity breaches involving third-party service providers, trading counterparties, or issuers in which the fund invests could subject the fund to many of the same risks associated with direct breaches.

Illiquid Investments An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The fund may not purchase any securities that are illiquid investments at the time of purchase.

Reserve Position A certain portion of the fund’s assets may be held in reserves. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which do not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies. In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective(s) and/or

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strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective(s). The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk.

Borrowing Money and Transferring Assets The fund may not borrow for investment purposes or hold short positions. The fund may borrow from banks, other persons, and other T. Rowe Price funds for temporary or emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund’s policies as set forth in this prospectus and the Statement of Additional Information. Such borrowings may be collateralized with the fund’s assets, subject to certain restrictions.

Lending of Portfolio Securities The fund may lend its securities to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected.

The Statement of Additional Information contains more detailed information about the fund and its investments, operations, and expenses.

PORTFOLIO TURNOVER

Turnover is an indication of frequency of trading. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund’s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs, greater the impact on the fund’s total return, and increase the possibility of taxable capital gain distributions. This fund is expected to have a low turnover rate. The fund’s portfolio turnover rates will be shown in the Financial Highlights table when available.

FINANCIAL HIGHLIGHTS

This section would ordinarily include each fund’s financial highlights table, which is intended to help you understand each fund’s financial performance for the periods of operations. Because the fund commenced operations on or following the date of this prospectus, no financial highlights are shown.

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DISCLOSURE OF FUND PORTFOLIO INFORMATION

Most T. Rowe Price Funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. These holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. In addition, most T. Rowe Price Funds also disclose their 10 largest holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in numerical order based on such percentages of the fund’s assets. A description of the fund’s policies and procedures with respect to the disclosure of portfolio information is available in the SAI.

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Additional Information about the Purchase and Sale of Fund Shares

Fund shares are issued or redeemed only in large blocks of 5,000 fund shares (previously defined as “Creation Units”) and only to financial institutions known as Authorized Participants, in accordance with procedures described in the Statement of Additional Information (“SAI”). Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash at NAV next determined after receipt of an order in proper form (the Proxy Portfolio serves as the fund’s designated basket of cash and securities). Creation Unit transactions may be made on any day that the New York Stock Exchange is open for business.

Individual shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and they may be sold at a premium or discount to NAV. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed purchase or redemption transaction fee as well as any applicable additional variable charge, as described in the SAI.

An Authorized Participant may purchase or redeem a Creation Unit of a fund on any business day in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the fund’s SAI.

Meeting Redemption Requests

The fund anticipates regularly meeting redemption requests primarily through in-kind redemptions. However, the fund reserves the right to pay redemption proceeds to an Authorized Participant entirely or partly in cash, consistent with the exemptive relief that the fund received from the SEC to operate the fund (“Exemptive Relief”).

Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. These redemption methods will be used regularly and may also be used in deteriorating or stressed market conditions. The fund, along with other T. Rowe Price funds, is a party to an interfund lending exemptive order received from the SEC that permits the T. Rowe Price funds to borrow money from and/or lend money to other T. Rowe Price funds to help the funds meet short-term redemptions and liquidity needs. During periods of deteriorating or stressed market conditions, when an increased portion of the fund’s portfolio may be composed of holdings with reduced liquidity or lengthy settlement periods, or during extraordinary or emergency circumstances, the fund may be more likely to pay redemption proceeds with cash obtained through interfund lending or short-term borrowing arrangements (if available).

Under normal circumstances, the fund will pay out redemption proceeds to a redeeming Authorized Participant within two days after the Authorized Participant’s redemption request is received, in accordance with the process set forth in the fund’s SAI and in the agreement between the Authorized Participant and the Distributor. However, the fund reserves the right,

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including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an Authorized Participant, as permitted by the 1940 Act. With respect to redemptions that include foreign common stock, the fund may pay out redemption proceeds or deliver the securities up to 15 days after the receipt of a redemption request, consistent with the fund’s Exemptive Relief.

Pricing of Individual Fund Shares

Market Price The trading prices of a fund’s shares in the secondary market (“Market Price”) generally differ from the fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. NAV is the price per share at which the fund issues and redeems shares to Authorized Participants in Creation Units (see “Net Asset Value” below). The fund’s Market Price is based on the last Bid/Ask Price or the Closing Price on a given trading day. The “Closing Price” of shares is the last reported sale price on the fund’s listing exchange. The “Bid/Ask Price” is the midpoint of the highest bid and lowest offer for shares from the fund’s listing exchange. You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Please refer to the fund’s website for additional information ([troweprice.com]).

The fund’s Market Price may be at, above (premium) or below (discount) its NAV. The NAV of a fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant. Information regarding the frequency of daily premiums or discounts, generally at the time the NAV is calculated, during a fund’s four previous quarters (or for the life of the fund) can be found at [troweprice.com].

The exchange will disseminate an intraday net asset value (“INAV”) of the fund every fifteen seconds during the regular trading day. The INAV calculations are estimates of the value of the fund’s NAV per share. Premiums and discounts between the INAV and the Market Price may occur. Additionally, the INAV of the fund’s portfolio and the fund’s Proxy Portfolio may be different. The INAV should not be viewed as a “real-time” update of the NAV per share. The INAV is based on the current market value of the composition of a fund’s actual portfolio at a particular point in time, but the fund’s actual portfolio may change intraday. Additional information about the INAV, including the methodology for calculation and risks are available in the fund’s SAI.

Net Asset Value To calculate the fund’s NAV, the fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of the fund’s shares outstanding. On each day that the NYSE is open, fund shares are ordinarily

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valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The fund reserves the right to change the time its NAV is calculated if the fund or NYSE closes earlier, or as permitted by the SEC.

Market values are used to price portfolio holdings for which market quotations are readily available. Market values generally reflect the prices at which securities actually trade or represent prices that have been adjusted based on evaluations and information provided by the fund’s pricing services. Investments in other mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation. If a market value for a portfolio holding is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the holding by taking into account various factors and methodologies that have been approved by the fund’s Board. This value may differ from the value the fund receives upon sale of the securities. The fund may also fair value certain securities or a group of securities if, for example, an event occurs that affects the value of a security after the close of the market.

Investments by registered investment companies. Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. T. Rowe has obtained an SEC exemptive relief that allows registered investment companies to invest in the shares of the fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement.

Frequent Purchases and Redemptions of Fund Shares

The Board has not adopted policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the fund’s shares because the fund sells and redeems shares at NAV only in Creation Units, pursuant to the terms of the agreement between the Authorized Participant and the Distributor, and such direct trading between the fund and Authorized Participants is critical to ensuring that the fund’s shares trade at or close to NAV. Further, the vast majority of trading in fund shares occurs on the secondary market, which does not involve the fund directly and, therefore, does not cause the fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, the fund may impose a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the fund in connection with the issuance and redemption of Creation Units, and may employ fair valuation pricing to minimize potential dilution from market timing. The fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Dividends and Distributions

The fund distributes substantially all of its net investment income to shareholders in the form of dividends. The fund intends to declare and distribute income dividends annually to shareholders of record. In addition, the fund distributes any net capital gains earned from the

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sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the fund.

No dividend reinvestment service is provided by the fund. Financial intermediaries may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the fund purchased in the secondary market.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the fund. Your financial intermediary is responsible for providing you with any necessary tax forms. You should contact your financial intermediary for the tax information that will be sent to you and reported to the Internal Revenue Service.

In most cases, your financial intermediary will provide information for your tax filing needs no later than mid-February.

If you invest in the fund through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account. You may receive a Form 1099-R or other Internal Revenue Service forms, as applicable, if any portion of the account is distributed to you.

If you invest in the fund through a taxable account, you generally will be subject to tax when:

• You sell fund shares.

• The fund makes dividend or capital gain distributions.

For individual shareholders, a portion of ordinary dividends representing “qualified dividend income” received by the fund may be subject to tax at the lower rates applicable to long-term capital gains rather than ordinary income. You may report it as “qualified dividend income” in computing your taxes, provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor’s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, income and gains from derivatives, and dividends received by the fund from stocks that were on loan.

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For corporate shareholders, a portion of ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gains of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly) and of estates and trusts.

Taxes on Sales of Fund Shares

When you sell shares in the fund, you may realize a gain or loss.

All or a portion of the loss realized from a sale or exchange of fund shares may be disallowed under the “wash sale” rule if you purchase substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold. Shares of the same fund you acquire through dividend reinvestment are shares purchased for the purpose of the wash sale rule and may trigger a disallowance of the loss for shares sold within the 61-day period of the dividend reinvestment. Any loss disallowed under the wash sale rule is added to the cost basis of the purchased shares.

Your financial intermediary should make available to you Form 1099-B, if applicable, no later than mid-February, providing certain information for each sale you made in the fund during the prior year. Unless otherwise indicated on your Form 1099-B, this information will also be reported to the Internal Revenue Service. You should check with your financial intermediary regarding the applicable cost basis method. You should, however, note that the cost basis information reported to you may not always be the same as what you should report on your tax return because the rules applicable to the determination of cost basis on Form 1099-B may be different from the rules applicable to the determination of cost basis for reporting on your tax return. Therefore, you should save your transaction records to make sure the information reported on your tax return is accurate.

Taxes on Fund Distributions

Your financial intermediary will make available to you, as applicable, generally no later than mid-February, a Form 1099-DIV, or other Internal Revenue Service forms, as required, indicating the tax status of any income dividends, dividends exempt from federal income taxes, and capital gain distributions made to you. This information will be reported to the Internal Revenue Service. Taxable distributions are generally taxable to you in the year in which they are paid. A dividend declared in October, November, or December and paid in the following January is generally treated as taxable to you as if you received the distribution in December. Ordinary dividends and capital gain dividends may also be subject to state and local taxes. Your financial intermediary will send any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state and local income taxes.

Taxable distributions are subject to tax whether reinvested in additional shares or received in cash.

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The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares.

The fund’s distributions that have exceeded the fund’s earnings and profits for the relevant tax year may be treated as a return of capital to its shareholders. A return of capital distribution is generally nontaxable but reduces the shareholder’s cost basis in the fund, and any return of capital in excess of the cost basis will result in a capital gain.

The tax status of certain distributions may be recharacterized on year-end tax forms, such as your Form 1099-DIV. Distributions made by a fund may later be recharacterized for federal income tax purposes—for example, from taxable ordinary income dividends to returns of capital. A recharacterization of distributions may occur for a number of reasons, including the recharacterization of income received from underlying investments.

If you are subject to backup withholding, your financial intermediary will have to withhold a 24% backup withholding tax on distributions and, in some cases, redemption payments. You may be subject to backup withholding if your financial intermediary is notified by the Internal Revenue Service to withhold, you have failed one or more tax certification requirements, or your financial intermediary’s records indicate that your tax identification number is missing or incorrect. Backup withholding is not an additional tax and is generally available to credit against your federal income tax liability with any excess refunded to you by the Internal Revenue Service.

Tax Consequences of Hedging

Entering into certain transactions involving options and futures may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

Tax Consequences of Shareholder Turnover

If the fund’s portfolio transactions result in a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the loss may be carried forward and used to offset future realized capital gains. However, its ability to carry forward such losses will be limited if the fund experiences an “ownership change” within the meaning of the Internal Revenue Code. An ownership change generally results when shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period.

Because the fund may have only a few large shareholders, an ownership change can occur in the normal course of shareholder purchases and redemptions. The fund undertakes no

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obligation to avoid or prevent an ownership change. Moreover, because of circumstances beyond the fund’s control, there can be no assurance that the fund will not experience, or has not already experienced, an ownership change. An ownership change can reduce the fund’s ability to offset capital gains with losses, which could increase the amount of taxable gains that could be distributed to shareholders.

Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

If you buy shares shortly before or on the record date—the date that establishes you as the person to receive the upcoming distribution—you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out the fund’s record date before investing. In addition, the fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units may realize a gain or loss equal to the difference between the fair market value of the Creation Units at the time of purchase and the sum of the Authorized Participant’s cost basis in the securities transferred plus any cash paid.

An Authorized Participant that exchanges Creation Units for securities may realize a gain or loss equal to the difference between the Authorized Participant’s cost basis in the Creation Units and the sum of the fair market value of the securities plus any cash received.

Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax advisor.

The fund’s Statement of Additional Information, which contains a more detailed description of the fund’s operations, investment restrictions, policies and practices, has been filed with the SEC. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally part of this prospectus even if you do not request a copy. Further information about the fund’s investments, including a review of market conditions and the manager’s recent investment strategies and their impact on performance during the past fiscal year, is available in the annual and semiannual shareholder reports. These documents and updated performance information are available through troweprice.com. For inquiries about the fund and to obtain free copies of any of these documents, call 1-800-638-5660. If you invest in the fund through a financial intermediary, you should contact your financial intermediary for copies of these documents.

Fund reports and other fund information are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

1940 Act File No. 811-23494	XXX-XXX 2/17/20

STATEMENT OF ADDITIONAL INFORMATION

This is the Statement of Additional Information (“SAI”) for the funds listed below (hereinafter “Price Fund” or “fund”), each of which is a series of T. Rowe Price Exchange-Traded Funds, Inc. (“Corporation”). Each fund is an exchange-traded fund (“ETF”) sponsored and managed by T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Price Associates”).

The date of this Statement of Additional Information is February 17, 2020.

T. Rowe Price Exchange-Traded Funds, Inc.
FUND	TICKER	PRINCIPAL U.S. LISTING EXCHANGE
T. Rowe Price Blue Chip Growth ETF		NYSE Arca, Inc.
T. Rowe Price Dividend Growth ETF		NYSE Arca, Inc.
T. Rowe Price Growth Stock ETF		NYSE Arca, Inc.
T. Rowe Price Equity Income ETF		NYSE Arca, Inc.

This SAI is not a prospectus. It should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. (“Investment Services”), the Corporation’s principal underwriter (“Distributor”). If you would like a prospectus or an annual or semiannual shareholder report for a fund, please visit troweprice.com or call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.

Mailing Address:

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

The prospectus for each fund is dated February 17, 2020, as such prospectus may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the prospectuses, unless otherwise noted.

Each fund’s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund’s annual or semiannual report and incorporated by reference into this SAI. The funds have not been in operation long enough to have complete financial statements.

XXX-XXX 2/17/20

PART I – TABLE OF CONTENTS

References to the following are as indicated:

Fitch Ratings, Inc. (“Fitch”)

Internal Revenue Code of 1986, as amended (“Code”)

Internal Revenue Service (“IRS”)

Investment Company Act of 1940, as amended (“1940 Act”)

Moody’s Investors Service, Inc. (“Moody’s”)

Securities Act of 1933, as amended (“1933 Act”)

Securities and Exchange Commission (“SEC”)

Securities Exchange Act of 1934, as amended (“1934 Act”)

S&P Global Ratings (“S&P”)

T. Rowe Price Hong Kong Limited (“Price Hong Kong”)

T. Rowe Price Japan, Inc. (“Price Japan”)

T. Rowe Price International Ltd (“T. Rowe Price International” or “Price International Ltd”)

T. Rowe Price Singapore Private Ltd. (“Price Singapore”)

Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund’s category, which should be used to identify groups of funds that are referenced throughout this SAI. The prospectus date shown for each fund reflects the date that the prospectus will be annually updated once the fund has been in operation at its fiscal year-end.

Fund	Fund Category	Fiscal Year-End	Annual Report Date	Semiannual Report Date	Prospectus Date
Blue Chip Growth ETF	Semi-transparent ETF	Dec 31	Dec 31	June 30	May 1
Dividend Growth ETF	Semi-transparent ETF	Dec 31	Dec 31	June 30	May 1
Equity Income ETF	Semi-transparent ETF	Dec 31	Dec 31	June 30	May 1
Growth Stock ETF	Semi-transparent ETF	Dec 31	Dec 31	June 30	May 1
THE CORPORATION AND ITS FUNDS

T. Rowe Price Exchange-Traded Funds, Inc. was incorporated as a Maryland corporation on July 29, 2019 and is an open-end management investment company, registered under the 1940 Act. The Corporation is authorized to have multiple series funds or portfolios and currently consists of four funds. This SAI contains information on each of those funds. Each fund is diversified.

Each fund is an ETF. Each fund offers, issues and sells shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Units”), generally 5,000 or 10,000 shares and multiples thereof. Creation Units will generally be purchased and redeemed on an in-kind basis. Accordingly, except where the purchase or redemption will include cash under the circumstances described below under the “Purchase and Redemption of Creation Units” section, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Securities”), and shareholders redeeming their shares will receive an in-kind transfer of specified instruments (“Redemption Securities”).

Only Authorized Participants, which are members or participants of a clearing agency registered with the SEC that have a written agreement with a fund or one of its service providers allowing them to place purchase and redemption orders may purchase and redeem of Creation Units. A fund may charge purchase/redemption transaction fees for each purchase and redemption. In all cases, redemption transaction fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Corporation also reserves the right to permit or require that purchase and redemptions of shares are effected fully or partially in cash or a substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain a cash deposit equal to at least 115% of the market value of the undelivered Deposit Securities, which percentage T. Rowe Price may change from time to time, of the market value of the omitted Deposit Securities. The Corporation may use such cash deposit at any time to purchase Deposit Securities. See the “Purchase and Redemption of Creation Units” section below.

The names and quantities of the instruments that constitute the Deposit Instruments and the Redemption Instruments for a fund will be the same as the fund’s designated “Proxy Portfolio” (a basket of cash and securities that is designed to closely track the daily performance of a fund’s portfolio), except to the extent that the fund requires purchases and redemptions to be made entirely or in part on a cash basis, as described below under the “Purchase and Redemption of Creation Units” section or, in a case where the fund’s designated Proxy Portfolio is a broad-based securities index, the Deposit Instruments and the Redemption Instruments for the fund may be an existing ETF which tracks the same broad-based securities index. While the Proxy Portfolio includes some a fund’s holdings, it is not the fund’s actual portfolio.

Each fund will also provide several portfolio statistics, including “Portfolio Overlap,” which indicates how much of the fund’s portfolio securities overlap with the fund’s Proxy Portfolio as of the end of the prior business day. The Proxy Portfolio and Portfolio Overlap for each fund are available on its website on a daily basis, along with the fund’s (a) “Daily Deviation,” which shows the difference in performance between the net asset value (“NAV”) of the fund and the NAV of the Proxy Portfolio; (b) “Tracking Error,” which shows the percentage difference between the fund’s per share NAV and the Proxy Portfolio’s per share NAV over time; and (c) “Empirical Percentiles,” which show frequency and magnitude of performance differences between the fund and the Proxy Portfolio over time. The Proxy Portfolio and these other metrics described are intended to provide investors and traders with enough information to allow for an effective arbitrage mechanism, which keeps the market price of the fund’s shares at or close to the underlying NAV per share of the fund.

The premium or discount may be greater for each fund compared to traditional ETFs because it provides less portfolio holdings information to traders. During periods of market disruption or volatility, there may be an increased risk that market prices will vary significantly from the underlying NAV per share of each fund. Each fund’s shares may trade at a wider bid/ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and, therefore, may cost you more to trade. Although each fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and other publicly available information to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm such fund and its shareholders. Because each fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

Each fund’s website provides additional information about the Proxy Portfolio; the prior business day’s NAV and the closing price or bid/ask price of shares; a calculation of the premium/discount of the closing price or bid/ask price against such NAV; bid-ask spread information; and certain analytical information described above (Portfolio Overlap, Daily Deviation, Empirical Percentiles, and Tracking Error).

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in each fund is contained in the Shareholder Information section of each fund’s prospectus. The discussion below supplements, and should be read in conjunction with, that section of the applicable prospectus.

Shares of each fund are listed for trading, and trade throughout the day, on the applicable listing exchange and in other secondary markets. Shares of certain funds may also be listed on certain non-U.S. exchanges although the listing exchange is a U.S. exchange. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of shares of any fund will continue to be met. [The listing exchange may, but is not required to, remove the shares of a fund from listing if, among other things: [(i) if any of the applicable continued listing requirements of the listing exchange are not continuously maintained; (ii) if any of the statements or representations are not continuously maintained regarding (a) the description of the portfolio, (b) limitations on portfolio holdings, or (c) the applicability of exchange listing rules to permit the listing and trading of the fund; or (iii) if such other event shall occur or condition exists which, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable.]

The Corporation reserves the right to adjust the share prices of the funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the funds or an investor’s equity interest in the funds.

MANAGEMENT OF THE FUNDS

The officers and directors of the Corporation are listed on the following pages. Unless otherwise noted, the address of each officer and director is 100 East Pratt Street, Baltimore, Maryland 21202.

The Corporation is overseen by a Board of Directors (“Board”) that meets regularly to review a wide variety of matters affecting or potentially affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the Corporation’s officers and is responsible for performing various duties imposed on it by the 1940 Act, the laws of Maryland, and other applicable laws. At least 75% of the Board’s members are independent of the Corporation, T. Rowe Price, and its affiliates. The directors who are also employees or officers of T. Rowe Price are considered to be inside or interested directors because of their relationships with T. Rowe Price and its affiliates. Each inside director and officer (except as indicated in the tables setting forth the directors’ and officers’ principal occupations during the past five years) has been an employee of T. Rowe Price or its affiliates for five or more years. [Because the funds had not yet commenced operations until [ ], [ ] formal meetings of the Board were held during fiscal year 201[ ].] The same directors currently serve on the Boards of Directors of all of the mutual funds sponsored and managed by T. Rowe Price (such mutual funds, the “Price Mutual Funds,” and together with the Price Funds, the “Price Complex”). Although the Board has direct responsibility over various matters (such as approval of advisory contracts and review of fund performance), the Board also exercises certain of its oversight responsibilities through several committees that report back to the full Board. The Board believes that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the funds, including risk oversight. Each Board currently has three standing committees that joint with the boards of the Price Mutual Funds, a Joint Nominating and Governance Committee, a Joint Audit Committee, and a Joint Executive Committee, which are described in greater detail in the following paragraphs.

Robert J. Gerrard, Jr., an independent director, serves as the Chairman of the Board. The Chairman presides at all shareholder meetings, meetings of the Board, and all executive sessions of the independent directors. He also reviews and provides guidance on Board meeting agendas and materials, and typically represents the independent directors in discussions with T. Rowe Price management. The Board has determined that its leadership and committee structure is appropriate because the Board believes that it sets the proper tone for the relationship between the funds, on the one hand, and T. Rowe Price or its affiliates and the funds’ other principal service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees and the full Board. The same independent directors currently serve on the Boards of Directors of the Price Mutual Funds. This approach is designed to provide effective governance by exposing the independent directors to a wider range of business issues and market trends, allowing the directors to better share their knowledge, background, and experience and permitting the Board to operate more efficiently, particularly with respect to matters common to the Price Complex.

The Nominating and Governance Committee consists of all of the independent directors of the Corporation, and is responsible for, among other things, seeking, reviewing, and selecting candidates to fill independent director vacancies on the Board; periodically evaluating the compensation payable to the independent directors; and performing certain functions with respect to the governance of the funds. The Chairman of the Board serves as chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees for independent directors. Nominees, like current directors, will be considered based on the ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors.

Nominees will be considered in light of their individual experience, qualifications, attributes, or skills. Nominees will also be considered based on their independence from T. Rowe Price and other principal service providers. [Because the funds had not yet commenced operations until [ ], [ ] formal meetings of the Board were held during fiscal year 201[ ].]

The Audit Committee consists of only independent directors. The current members of the committee are Teresa Bryce Bazemore, Ronald J. Daniels, Robert J. Gerrard, Jr., and John G. Schreiber. Ms. Bazemore serves as chairman of the committee and is considered an “audit committee financial expert,” as defined by the SEC. The Audit Committee oversees the pricing processes for the Price Funds and holds three regular meetings during each fiscal year. Two of the meetings include the attendance of the independent registered public accounting firm of the Price Funds as the Audit Committee reviews: (1) the services provided; (2) the findings of the most recent audits; (3) management’s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants’ fees; (6) the qualifications, independence, and performance of the independent registered public accounting firm; and (7) any accounting questions relating to particular areas of the Price Funds’ operations, accounting service provider performance, or the operations of parties dealing with the Price Funds, as circumstances indicate. A third meeting is devoted primarily to a review of the risk management program of the funds’ investment adviser. [Because the funds had not yet commenced operations until [ ], [ ] formal meetings of the Board were held during fiscal year 201[ ].]

The Executive Committee, which consists of the Corporation’s interested directors, has been authorized by the Board to exercise all powers of the Board in the intervals between regular meetings of the Board, except for those powers prohibited by statute from being delegated. All actions of the Executive Committee must be approved in advance by one independent director and reviewed after the fact by the full Board. The Executive Committee does not hold regularly scheduled meetings. [Because the funds had not yet commenced operations until [ ], [ ] formal meetings of the Board were held during fiscal year 201[ ].]

From time to time, the independent directors may create a special committee (“Special Committee”) or an ad hoc working group comprised of independent directors, whose purpose is to review certain limited topics that require in-depth consideration outside of the Board’s regular review.

Like other investment companies, the Price Funds are subject to various risks, including investment, compliance, operational, and valuation risks, among others. The Board oversees risk as part of their oversight of the funds. Risk oversight is addressed as part of various Board and committee activities. The Board, directly or through its committees, interacts with and reviews reports from, among others, the investment adviser or its affiliates, the funds’ Chief Compliance Officer, the funds’ independent registered public accounting firm, legal counsel, and internal auditors for T. Rowe Price or its affiliates, as appropriate, regarding risks faced by the funds and the risk management programs of the investment adviser and certain other service providers. Also, the Audit Committee receives periodic reports from the Chief Risk Officer and members of the adviser’s Risk and Operational Steering Committee on the significant risks inherent to the adviser’s business, including aggregate investment risks, reputational risk, business continuity risk, technology and cyber-security risk, and operational risk. The actual day-to-day risk management functions with respect to the funds are subsumed within the responsibilities of the investment adviser, its affiliates that serve as investment subadvisers to the funds, and other service providers (depending on the nature of the risk) that carry out the funds’ investment management and business affairs. Although the risk management policies of T. Rowe Price and its affiliates, and the funds’ other service providers, are reasonably designed to be effective, those policies and their implementation vary among service providers over time, and there is no guarantee that they will always be effective. An investment in a Price Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A fund and its shareholders could be negatively impacted as a result. Processes and controls developed may not eliminate or mitigate the occurrence or effects of all risks, and some risks may be simply beyond any control of the funds, T. Rowe Price and its affiliates, or other service providers.

Each director’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other directors, have led to the conclusion that each director should serve on the Board of the Price Funds. Attributes common to all directors include the ability to review critically, evaluate, question, and discuss information provided to them; to interact effectively with the funds’ management and counsel and the various service providers to the funds; and to exercise reasonable business judgment in the performance of their duties as directors. In addition, the actual service and commitment of the directors during their tenure on the funds’ Board as well as their service to the Price Complex is taken into consideration in concluding that each should continue to serve. A director’s ability to perform his or her duties effectively may have been attained through his or her educational background or professional training; business, consulting, public service, or academic positions; experience from service as a director of the Price Complex, public companies, nonprofit entities, or other organizations; or other experiences. Each director brings a diverse perspective to the Board.

Nine directors were elected effective July 29, 2019 to the Board: two inside directors and seven independent directors. The elected directors are Teresa Bryce Bazemore, Ronald J. Daniels, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride, David Oestreicher, Cecilia E. Rouse, John G. Schreiber, and Robert W. Sharps.

Set forth below is a brief discussion of the specific experience, qualifications, attributes, or skills of each current director that led to the conclusion that he or she should serve as a director.

Teresa Bryce Bazemore has more than 25 years of experience as a senior executive in the mortgage banking field, including building both mortgage insurance and services businesses. From July 2008 through April 2017, Ms. Bazemore served as the President of Radian Guaranty where she oversaw the strategic planning, business development, and operations of the mortgage insurance business line. Prior to Radian Guaranty, she was Senior Vice President, General Counsel, and Secretary for Nexstar Financial Corporation, and General Counsel of the mortgage banking line of business at Bank of America. Ms. Bazemore currently serves on the Board of Directors of the Federal Home Loan Bank of Pittsburgh and of Chimera Investment Corporation and on the Advisory Board of the University of Virginia Center for Politics. She has been an independent director of the Price Mutual Funds since July 2018, an independent director of the Price Funds since July 2019, and chairman of the Joint Audit Committee since August 2019.

Ronald J. Daniels is the 14th president of Johns Hopkins University, a position he has held since 2009. In that role, he serves as the chair of the Executive Committee of Johns Hopkins Medicine and is a professor in the Department of Political Science. Previously, he was provost and professor of law at the University of Pennsylvania and dean and James M. Tory Professor of Law at the University of Toronto. He has been an independent director of the Price Mutual Funds since January 2018, independent director of the Price Funds since July 2019, and a member of the Joint Audit Committee since August 2019.

Bruce W. Duncan has substantial experience in the field of commercial real estate. He currently serves as chairman of the Board of First Industrial Realty Trust, and he served as president until September 2016 and chief executive officer until December 2016. In November 2018, Mr. Duncan became a senior advisor to KKR. In May 2016, Mr. Duncan became a member of the board of Boston Properties, and he is currently a member of the nominating and governance committee and the compensation committee of Boston Properties. In September 2016, Mr. Duncan became a member of the board of Marriott International, Inc. and is currently a member of the audit committee of Marriott International, Inc. He has been an independent director of the Price Mutual Funds since October 2013; in September 2014, he became a member of the Joint Audit Committee of the Boards of Directors of the Price Mutual Funds; and served as chairman of the Joint Audit Committee of the Boards of Directors of the Price Mutual Funds from July 2017 to August 2019. He has been an independent director of the Price Funds since July 2019.

Robert J. Gerrard, Jr. has been an independent director of certain Price Mutual Funds since 2012 (and remaining Price Mutual Funds since October 2013), and served as the Chairman of the Joint Audit Committee of the Boards of Directors of the Price Mutual Funds from September 2014 to July 2017. He became Chairman of the Price Funds in July 2019 and became a member of the Joint Audit Committee in August 2019. He has substantial legal and business experience in the industries relating to communications and interactive data services. He has served on the board and compensation committee for Syniverse Holdings and served as general counsel to Scripps Networks.

Paul F. McBride has served in various management and senior leadership roles with the Black & Decker Corporation and General Electric Company. He led businesses in the materials, industrial, and consumer durable segments, and has significant global experience. He serves on the advisory board of Vizzia Technologies as well as Gilman School and Bridges Baltimore. He has been an independent director of the Price Mutual Funds since October 2013 and served as a member of the Joint Audit Committee of the Boards of Directors of the Price Mutual Funds from September 2014 to August 2019. He has been an independent director of the Price Funds since July 2019.

David Oestreicher is the chief legal counsel for T. Rowe Price and a member of the firm’s management committee. David serves as a member of the ICI Mutual Insurance Company Board of Governors, a member of its executive committee and chairman of its risk management committee. He also serves as a director on the board of the Investment Adviser Association and previously served as the chairman of its legal and regulatory committee. In addition, he previously served as the chairman of the international committee of the ICI. Before joining T. Rowe Price in 1997, Mr. Oestreicher was special counsel in the Division of Market Regulation with the SEC. He has been an inside director of the Price Mutual Funds since July 2018 and Price Funds since July 2019.

Cecilia E. Rouse has been an independent director of certain Price Mutual Funds since 2012 (and remaining Price Mutual Funds since October 2013) and served as a member of the Joint Audit Committee of the Boards of Directors of the Price Mutual Funds from September 2014 to August 2019. Dr. Rouse has extensive experience in the fields of higher education and economic research. She has served in a variety of roles at Princeton University, including as a dean, professor, and leader of economic research. She has also served on the boards of: MDRC, a non-profit education and social policy organization dedicated to improving programs and policies that affect the poor; the National Bureau of Economic Research, a private, non-profit, non-partisan organization dedicated to conducting economic research and to disseminating research findings among academics, public policy makers, and business professionals; the Council on Foreign Relations, a United States nonprofit think tank specializing in U.S. foreign policy and international affairs; and The Pennington School, an independent co-educational school. She is, or has been, a member of numerous entities, including the American Economic Association, National Academy of Education, and the Association of Public Policy and Management Policy Council. She has been an independent director of the Price Funds since July 2019.

John G. Schreiber has been an independent director of the Price Mutual Funds for more than 20 years and served as a member of the Joint Audit Committee of the Boards of Directors of the Price Mutual Funds until September 2015. He has significant experience investing in real estate transactions and brings substantial financial services and investment management experience to the Board. He is the president of Centaur Capital Partners, Inc. and a retired partner and co-founder of Blackstone Real Estate Advisors. He previously served as chairman and chief executive officer of JMB Urban Development Co. and executive vice president of JMB Realty Corporation. Mr. Schreiber currently serves on the boards of JMB Realty Corporation, Brixmor Property Group, Hilton Worldwide, and is a trustee of Loyola University of Chicago. He is a past board member of Urban Shopping Centers, Inc., Host Hotels & Resorts, Inc., The Rouse Company, General Growth Properties, AMLI Residential Properties Trust, Blackstone Mortgage Trust, Invitation Homes, and Hudson Pacific Properties. He has been an independent director of the Price Funds since July 2019.

Robert W. Sharps served as the co-head of Global Equities at T. Rowe Price until February 2018, at which point he became the Head of Investments. He has served as the Group Chief Investment Officer for T. Rowe Price since April 2017. He is also a member of the T. Rowe Price Management Committee, Management Compensation Committee, International Steering Committee, Equity Steering Committee, Asset Allocation Committee, Product Strategy Committee, and Fixed Income Steering Committee, and he serves as the chair of the Investment Management Steering Committee. Prior to joining T. Rowe Price in 1997, Mr. Sharps was a senior consultant at KPMG Peat Marwick. In addition to his various offices held with T. Rowe Price and its affiliates, Mr. Sharps is a Chartered Financial Analyst. He has been an inside director of the domestic equity and international mutual funds in the Price Complex since April 2017 and was appointed as an inside director of the remaining mutual funds effective January 1, 2019. He has been an inside director of the Price Funds since July 2019.

In addition, the following tables provide biographical information for the directors, along with their principal occupations and any directorships they have held of public companies and other investment companies during the past five years. Each Director who is not an interested person (as defined in the 1940 Act) of the fund is referred to herein as an Independent Director.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies and Other Investment Companies During Past Five Years
Teresa Bryce Bazemore 1959 190 portfolios	President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to present)	Chimera Investment Corporation (2017 to present); Federal Home Loan Bank of Pittsburgh (2017 to present)
Ronald J. Daniels 1959 190 portfolios	President, The Johns Hopkins University(b) and Professor, Political Science Department, The Johns Hopkins University (2009 to present)	Lyndhurst Holdings (2015 to present)
Bruce W. Duncan 1951 190 portfolios

Chief Executive Officer and Director (January 2009 to December 2016), Chairman of the Board (January 2016 to present), and President (January 2009 to September 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chairman of the Board (2005 to September 2016) and Director (1999 to September 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to present); Member, Independent Directors Council Governing Board (2017 to present); Senior Advisor, KKR (November 2018 to present)

First Industrial Realty Trust (January 2016 to present); Starwood Hotels & Resorts (1999 to September 2016); Boston Properties (May 2016 to present); Marriott International, Inc. (September 2016 to present)

Robert J. Gerrard, Jr. 1952 190 portfolios	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to January 2016) Chairman of the Board, (since July 2019)	None
Paul F. McBride 1956 190 portfolios	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)	None
Cecilia E. Rouse, Ph.D. 1963 190 portfolios

Dean, Woodrow Wilson School (2012 to present); Professor and Researcher, Princeton University (1992 to present); Director, MDRC, a nonprofit education and social policy research organization (2011 to present); Member of National Academy of Education (2010 to present); Research Associate of Labor Studies Program at the National Bureau of Economic Research (2011 to 2015); Board Member of the National Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the American Economic Association (2012 to 2018); Vice President (2015 to 2016), Board Member, American Economic Association (2018 to present)

None
John G. Schreiber 1946 190 portfolios

Owner/President, Centaur Capital Partners, Inc., a real estate investment company (1991 to present); Cofounder, Partner, and Cochairman of the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992 to 2015); Director, Blackstone Mortgage Trust, a real estate finance company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director, Hilton Worldwide (2007 to present); Director, Hudson Pacific Properties (2014 to 2016); Director, Invitation Homes (2014 to 2017); Director, JMB Realty Corporation (1980 to present)

Blackstone Mortgage Trust (2012 to 2016); Hilton Worldwide (2007 to present); Brixmor Property Group, Inc. (2013 to present); Hudson Pacific Properties (2014 to 2016)

(a) All information about the independent directors was current as of [ ], unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this SAI.

(b) William J. Stromberg, President and Chief Executive Officer of T. Rowe Price Group, Inc. (the parent company of the Price Funds’ investment adviser), has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.

Inside Directors(a)

The following persons are considered inside directors of the funds because they also serve as employees of T. Rowe Price or its affiliates.

The Board invites nominations from the funds’ investment adviser for persons to serve as inside directors, and the Board reviews and approves these nominations. Each of the current inside directors is a senior executive officer of T. Rowe Price and T. Rowe Price Group, Inc., as well as certain of their affiliates. David Oestreicher and Robert W. Sharps served as inside directors of the funds and serve as members of the Executive Committee. In addition, specific experience with respect to the inside directors’ occupations and directorships of public companies and other investment companies are set forth in the following table.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Directorships of Public Companies
David Oestreicher 1967 190 portfolios

Chief Legal Officer, Vice President, and Secretary, T. Rowe Price Group, Inc.; Director, Vice President, and Secretary, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President and Secretary, T. Rowe Price, Price Hong Kong, and T. Rowe Price International; Vice President, Price Japan and Price Singapore

Principal Executive Officer and Executive Vice President, all funds

None
Robert W. Sharps, CFA, CPA 1971 190 portfolios	Vice President and Director, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Trust Company President, all funds	None

(a) All information about the inside directors was current as of July 2019, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this SAI.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. Each director has served on the Board since July 2019.

Officers

Below is a table that sets forth certain information, as of [ ], concerning each person deemed to be an officer of the Price Funds.

Name	Position Held With Each Fund
Robert W. Sharps	Director and President
David Oestreicher	Director, Principal Executive Officer, and Executive Vice President

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position Held With Each Fund
Catherine D. Mathews, 1963 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Principal Executive Officer, Vice President, and Treasurer
John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc. and T. Rowe Price Investment Services, Inc.	Chief Compliance Officer

Darrell N. Braman, 1963

Vice President, Price Hong Kong, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, T. Rowe Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.

Vice President and Secretary

Name, Year of Birth, and Principal Occupation(s) During Past Five Years	Position Held With Each Fund
Gary J. Greb, 1961 Vice President, T. Rowe Price, T. Rowe Price International, and T. Rowe Trust Company	Vice President
Paul J. Krug, CPA, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President

Megan Warren, 1968

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; formerly Executive Director, JPMorgan Chase (to 2017)

Vice President
Alan S. Dupski, CPA, 1982 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Assistant Treasurer
Shannon Hofher Rauser, 1987 Assistant Vice President, T. Rowe Price	Assistant Secretary

Directors’ Compensation

Each independent director is paid $310,000 annually for his/her service on the Boards of Directors of the Price Funds. The Chairman of the Boards of Directors of the Price Funds, an independent director, receives an additional $150,000 annually for serving in this capacity. An independent director serving on the Joint Audit Committee of the Boards of Directors of the Price Mutual Funds and the Audit Committee of the Board receives an additional $30,000 annually for his/her service and the chairman of the Joint Audit Committee of the Boards of Directors of the Price Mutual Funds and the Audit Committee of the Board receives an additional $10,000 for his/her service. An independent director serving as a member of a Joint Special Committee of the Independent Directors of the Price Mutual Funds receives an additional $1,500 per meeting of the Joint Special Committee. All of these fees are allocated to each Price Fund on a pro-rata basis based on each Price Fund’s net assets relative to the other Price Funds.

The following table shows the total compensation that was received by the independent directors of the Price Funds in the calendar year 2019, unless otherwise indicated. The independent directors of the Price Funds do not receive any pension or retirement benefits from the Price Funds or from T. Rowe Price. In addition, the officers and inside directors of the Price Funds do not receive any compensation or benefits from the Price Funds for their service.

Directors	Total Compensation
Bazemore	[ ]
Daniels	[ ]
Duncan	[ ]
Gerrard	[ ]
McBride	[ ]
Rouse	[ ]
Schreiber	[ ]

The funds had not yet commenced operations prior to the date of this SAI; therefore, had not provided compensation to the Independent Directors. The following table shows the amounts estimated to be paid by each fund to the Independent Directors for the calendar year [ ].

Fund	Aggregate Compensation From Fund
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
Blue Chip Growth ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Dividend Growth ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Equity Income ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Growth Stock ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Directors’ Holdings in the Price Funds

The funds had not yet commenced operations prior to the date of this SAI; therefore, no Board member owned any shares in the funds.

Aggregate Holdings, Price Complex	Independent Directors
	Bazemore	Daniels	Duncan	Gerrard	McBride	Rouse	Schreiber
	Over $100,000	None	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Blue Chip Growth ETF	None	None	None	None	None	None	None
Dividend Growth ETF	None	None	None	None	None	None	None
Equity Income ETF	None	None	None	None	None	None	None
Growth Stock ETF	None	None	None	None	None	None	None

Aggregate Holdings, Price Complex	Inside Directors
	Oestreicher	Sharps
	Over $100,000	Over $100,000
Blue Chip Growth ETF	None	None
Dividend Growth ETF	None	None
Equity Income ETF	None	None
Growth Stock ETF	None	None

Portfolio Managers’ Holdings in the Price Funds

The following table will set forth ranges of holdings for each Price Fund’s portfolio manager. Each portfolio manager serves as chairman of the applicable fund’s Investment Advisory Committee and has day-to-day responsibility for managing the fund and executing the fund’s investment program. Portfolio managers are encouraged to invest in the funds they manage to align their interests with those of fund shareholders. Exceptions may arise when, for example, tax considerations, jurisdictional constraints or the nature of the fund make the investment inappropriate for the portfolio manager. The column titled “Range of Fund Holdings as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund for which he or she serves as portfolio manager, as of the end of that fund’s most recent fiscal year. The column titled “Range of Holdings in Investment Strategy as of Fund’s Fiscal Year” shows the dollar range of shares beneficially owned (including shares or units held through the T. Rowe Price 401(k) plan and other T. Rowe Price retirement plans or deferred compensation plans) in the fund, as well as all investment portfolios that are managed by the same portfolio manager and have investment objectives, policies, and strategies that are substantially similar to those of the fund. Substantially similar portfolios may include mutual funds in the Price Complex, institutional funds, T. Rowe Price common trust funds, and non-U.S. pooled investment vehicles, such as Societe d’Investissement a Capital Variable Funds (SICAVs). The range of holdings for all investment portfolios within the investment strategy is provided as of the end of the fund’s most recent fiscal year, regardless of the fiscal years of the other investment portfolios.

Fund	Portfolio Manager	Range of Fund Holdings as of Fund’s Fiscal Year-End	Range of Holdings in Investment Strategy as of Fund’s Fiscal Year-End
Blue Chip Growth ETF	Larry J. Puglia
Dividend Growth ETF	Thomas J. Huber
Equity Income ETF	John D. Linehan
Growth Stock ETF	Joseph B. Fath

Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and is the same as the selection presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits and are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group.

This compensation structure is used when evaluating the performance of all portfolios (including the Price Funds) managed by the portfolio manager.

Assets Under Management

The following table sets forth the number and total assets of the registered investment companies and accounts managed by the portfolio managers as of the most recent fiscal year end of the funds they manage, unless otherwise indicated. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Joseph B. Fath	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Thomas J. Huber	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
John D. Linehan	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Larry J. Puglia	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” section, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the “Portfolio Transactions” section of this SAI for more information about our brokerage and trade allocation policies.

The Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and acts as subadvisor to two mutual funds offered by Morningstar. In addition, T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more Price Funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price’s fiduciary duties to all accounts, including the Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.

PRINCIPAL HOLDERS OF SECURITIES

The funds had not yet commenced operations prior to the date of this SAI and therefore did not have any beneficial owners that owned greater than 5% of the outstanding voting securities as of the date of this SAI.

The directors, their immediate family members, and executive officers, as a group, owned less than 1% of each fund's voting securities outstanding as of the date of this SAI.

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed to "control" (as defined in the 1940 Act) the fund. An Authorized Participant may hold of record more than 25% of the outstanding shares of a fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of a fund, may be deemed to have control of the fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the fund. Authorized Participants may execute an irrevocable proxy granting the Distributor or a delegate (“Agent”) power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of a fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of a fund.

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price is the investment adviser for all of the Price Funds and has executed an Investment Management Agreement with each fund.

Investment Management Services

Under the Investment Management Agreement for each fund, T. Rowe Price is responsible for supervising and overseeing investments of the funds in accordance with the fund’s investment objective, programs, and restrictions as provided in the fund’s prospectus and this SAI. In addition, T. Rowe Price provides the funds with certain corporate administrative services, including: maintaining the funds’ corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds’ custodians, fund accounting vendor, and transfer agent; assisting the funds in the coordination of such agents’ activities; and permitting employees to serve as officers, directors, and committee members of the funds without cost to the funds. T. Rowe Price is responsible for making discretionary investment decisions on behalf of the funds and is generally responsible for effecting security transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

The Investment Management Agreement also provides that T. Rowe Price, and its directors, officers, employees, and certain other persons performing specific functions for the funds, will be liable to the funds only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Under the Investment Management Agreement, T. Rowe Price is permitted to utilize the services or facilities of others to provide them or the funds with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as necessary, appropriate, or convenient for the discharge of their obligations under the Investment Management Agreement or otherwise helpful to the funds.

Legal Proceedings On April 27, 2016, a lawsuit (Complaint No. 3:16-cv-2289) was filed against T. Rowe Price in the United States District Court for the Northern District of California by Christopher Zoidis, and other purported shareholders of eight Price Funds: T. Rowe Price Blue Chip Growth Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price Equity Income Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price International Stock Fund, T. Rowe Price High Yield Fund, T. Rowe Price New Income Fund, and T. Rowe Price Small-Cap Stock Fund (collectively, the “Named Funds”). None of the Named Funds are a party to the lawsuit and the T. Rowe Small-Cap Stock Fund has since been removed from the case following a voluntary dismissal by the plaintiffs filed on February 28, 2018. The complaint alleges that T. Rowe Price violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from each Named Fund because T. Rowe Price charges lower advisory fees to subadvised clients with funds in the same strategy. The lawsuit seeks, among other things, a declaration that T. Rowe Price has violated Section 36(b) of the 1940 Act, rescission of the investment management agreements between T. Rowe Price and the Named Funds, an award of compensatory damages against T. Rowe Price, including repayment to each Named Fund of all allegedly excessive investment advisory fees paid by such fund from one year prior to the filing of the complaint through the date of trial of the action, plus purported lost investment returns and profits on those amounts and interest thereon, and attorneys’ fees and costs. T. Rowe Price believes the claims are without merit and is vigorously defending the action. On August 4, 2016, the Northern District of California granted a motion to transfer the case to the District of Maryland. On March 31, 2017, a motion to dismiss the case was denied. The matter is currently in discovery.

Control of Investment Adviser

T. Rowe Price Group, Inc. (“Group”) is a publicly owned company and owns 100% of the stock of T. Rowe Price, which in turn owns 100% of T. Rowe Price International, which in turn owns 100% each of Price Hong Kong, and Price Japan. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

Management Fees

The funds pay T. Rowe Price a single annual investment management fee in monthly installments of the amount listed below based on the average daily net assets of the fund.

Fund	Fee
T. Rowe Price Blue Chip ETF	0.57%
T. Rowe Price Dividend Growth ETF	0.50%
T. Rowe Price Growth Stock ETF	0.52%
T. Rowe Price Equity Income ETF	0.54%

The Investment Management Agreement between each fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of the fund’s operations except for (i) interest and borrowing expenses, (ii) taxes, (iii) all brokerage fees and commissions (including dealer markups and spreads), transfer taxes and other charges incident to the purchase sale, or lending of the fund’s portfolio holdings, (iv) expenses incident to meetings of fund shareholders and the associated preparation, filing and mailing of associated notices and proxy statements, and (v) any nonrecurring and extraordinary expenses, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its legal obligation to provide indemnification to its officers, directors, shareholders, distributors and agents.

The fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the daily fee accruals for each month. The daily fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate fee. The product of this calculation is multiplied by the net assets of the relevant fund for that day, as determined in accordance with the fund’s prospectus as of the close of business on the previous business day on which the fund was open for business.

Management Fee Compensation

The funds had not yet commenced operations prior to the date of this SAI and therefore had not paid any management fees.

Management Related Services

Pursuant to an agreement between T. Rowe Price and State Street Bank and Trust Company (“State Street”), State Street provides a variety of non-discretionary portfolio accounting and investment operations functions, including but not limited to trade support, security pricing unrelated to fair valuation, and non-discretionary aspects of corporate actions, and collateral management functions, to T. Rowe Price for the Price Funds. The fees paid by T. Rowe Price to State Street under this agreement are based on a combination of flat, asset based, and transaction fees.

State Street, under a separate agreement with the Price Funds, provides accounting services to the funds, subject to the oversight of T. Rowe Price. The expenses are included in the management fee.

Additional Payments to Financial Intermediaries and Other Third Parties

T. Rowe Price will, at its own expense, provide additional compensation to certain financial intermediaries. These payments may be in the form of asset-based, transaction-based, or flat payments in connection with the sale, distribution, marketing, and/or servicing of the Price Funds.

T. Rowe Price will also make payments in the form of expense reimbursements for meeting and marketing support activities (“Marketing Support Payments”) to certain financial intermediaries, such as broker-dealers, registered investment advisers, banks, insurance companies, and retirement plan recordkeepers. T. Rowe Price may utilize Marketing Support Payments when sponsoring (or cosponsoring) or providing financial support for industry conferences, client seminars, due diligence meetings, sales presentations, and other third-party-sponsored events. Typically, the primary focus of these events is training and education. These payments will generally vary depending upon the nature of the event and may include financial assistance to intermediaries that enable T. Rowe Price or one of its affiliates to participate in and/or present at conferences or seminars, sales, or training programs for invited registered representatives and other attendees. Marketing Support Payments may also be used to pay for travel expenses, such as transportation and lodging expenses, incurred by registered representatives and other attendees in connection with due diligence meetings or client prospecting. Payments may also represent certain entertainment expenses, such as occasional meal expenses or tickets to sporting events that are not preconditioned on achievement of sales targets.

T. Rowe Price may make Marketing Support Payments for a variety of purposes, including, but not limited to: advertising and marketing opportunities; building brand awareness and educating intermediaries, clients, and prospects about the Price Funds; placement on an intermediary’s list of offered funds or preferred fund list; obtaining access to senior management, sales representatives, or wholesalers of an intermediary’s distribution channels; receiving detailed reporting packages (such as periodic sales reporting, sales production results, and data on how T. Rowe Price products, including the Price Funds, are used); and inclusion as a recommended individual retirement account provider on the platform of rollover service providers.

The receipt of, or the prospect of receiving, these payments and expense reimbursements from T. Rowe Price and its affiliates may influence intermediaries, plan sponsors and other third parties to offer or recommend Price Funds over other investment options for which an intermediary does not receive additional compensation (or receives lower levels of additional compensation). In addition, financial intermediaries that receive these payments and/or expense reimbursements may elevate the prominence of the Price Funds by, for example, placing the Price Funds on a list of preferred or recommended funds and/or provide preferential or enhanced opportunities to promote the Price Funds in various ways. Since these additional payments are not paid by a fund directly, these arrangements do not increase fund expenses and will not change the price that an investor pays for shares of the Price Funds or the amount that a Price Fund receives to invest on behalf of an investor. However, T. Rowe Price’s revenues or profits may in part be derived from fees earned for services provided to and paid for by the Price Funds. Investors or prospective investors in the Price Funds may ask their financial intermediary for more information about any payments it receives from T. Rowe Price.

DISTRIBUTOR FOR THE FUNDS

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all Price Funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Investment Services is located at the same address as the funds and T. Rowe Price: 100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the Price Funds, pursuant to an Underwriting Agreement (“Underwriting Agreement”), which provides that Investment Services will pay, or will arrange for others to pay, fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services’ federal and state registrations as a broker-dealer; and offering and selling shares for each fund. Investment Services’ expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at NAV. No sales charges are paid by investors or the funds and no compensation is paid to Investment Services.

CONTINUOUS OFFERING

Any investor or Authorized Participant should be aware of certain legal risks that are unique to investors that purchase Creation Units directly from the funds. Shares may be issued on an ongoing basis. Therefore, a “distribution” of shares could be occurring at any point in time. Certain activities that you perform as a dealer could, depending on the circumstances, result in you being deemed a participant in any distribution, such that it may render you a statutory underwriter and could subject you to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares.

Dealers who are not “underwriters” but participate in a distribution (as opposed to engaging in ordinary transactions on the secondary market), and thus deal with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act.

The determination of whether a person is a statutory underwriter or may avail itself to certain relief or exemption under the 1933 Act or the 1934 Act depends on all the facts and circumstances relating to a person and his or her planned and actual activities. Any example mentioned herein should not be considered a complete account of all the activities that may cause a person to be deemed a statutory underwriter or any exemptive relief that may or may not be available for any person.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the selection, purchase, and sale of portfolio securities on behalf of the funds are made by Price Associates. Price Associates is responsible for implementing these decisions for the funds, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business, and the use of affiliates to assist in routing orders for execution. Price Associates may delegate actual trade execution to the trading desks of affiliated investment advisers and may use these affiliated investment advisers for certain other trading-related services.

Broker-Dealer Selection

With respect to equity, fixed income, and derivative transactions, Price Associates may effect principal transactions on behalf of a fund with a broker-dealer that furnishes brokerage and in certain cases research services, designate a broker-dealer to receive selling concessions, discounts, or other allowances, and otherwise deal with a broker-dealer in the acquisition of securities in underwritings.

Fixed Income Securities

In purchasing and selling fixed income securities, Price Associates ordinarily places transactions with the issuer or a broker-dealer acting as principal for the securities on a net basis, with no stated brokerage commission being paid by the client, although the price usually reflects undisclosed compensation to the broker-dealer. Fixed income transactions may also be placed with underwriters at prices that include underwriting fees. Fixed income transactions through broker-dealers reflect the spread between the bid and asked prices.

Foreign Currency Transactions

Subject to the investment limitations of each fund, Price Associates may engage in foreign currency transactions (“FX”) to facilitate trading in or settlement of trades in foreign securities. Price Associates may use FX, including forward currency contracts, when seeking to manage exposure to or profit from changes in interest or exchange rates; protect the value of portfolio securities; or to facilitate cash management. Price Associates selects broker-dealers that it believes will provide best execution on behalf of the funds and other investment accounts that it manages, frequently via electronic platforms. To minimize transaction costs, certain FX trading activity may be aggregated across accounts, including the funds, but each account’s trade is individually settled with the counterparty.

Equity Securities

In purchasing and selling equity securities, Price Associates seek to obtain best execution at favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid to broker-dealers providing brokerage and research services to Price Associates than might be paid to other broker-dealers in accordance with Section 28(e) under the 1934 Act (“Section 28(e)”) and subsequent guidance from regulators.

In selecting broker-dealers to execute the funds’ portfolio transactions, consideration is given to such factors as the (i) liquidity of the security; (ii) the size and difficulty of the order; (iii) the speed and likelihood of execution and settlement; (iv) the reliability, integrity and creditworthiness, general execution and operational capabilities of competing broker-dealers and services provided; and (v) expertise in particular markets. It is not the policy of Price Associates to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better pricing or more efficient execution. Therefore, Price Associates pays higher commission rates to broker-dealers that are believed to offer greater reliability, better pricing, or more efficient execution.

Best Execution

T. Rowe Price’s Global Trading Committee (“GTC”) oversees the brokerage allocation and trade execution policies for Price Associates. The GTC is supported by the equity and fixed income best execution subcommittees in monitoring Price Associates’ compliance with the execution policy. The execution policy requires Price Associates to execute trades consistent with the principles of best execution which requires an adviser to take all sufficient steps to obtain the best possible result for the funds taking into account various factors.

Research Benefits

T. Rowe Price believes that original in-house research is the primary driver of value-added active management. Although research created or developed by a broker-dealer or its affiliate and research created or developed by an independent third party is an important component of Price Associates’ investment approach, Price Associates relies primarily upon its own research and subject any outside research to internal analysis before incorporating it into the investment process.

Price Associates has used equity brokerage commissions or “soft dollars” consistent with Section 28(e) and other relevant regulatory guidance to acquire research services from broker-dealers. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides research services than the commission another broker-dealer would charge, provided the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services received. An adviser may make this good faith determination based upon either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. When Price Associates uses client brokerage commissions to obtain research services, it receives a benefit because it does not have to produce or pay for the research services out of its resources.

Beginning January 2020, T. Rowe Price will bear the cost of research services for all client accounts it advises. Client accounts will only pay execution commissions in connection with equity securities transaction. For certain proprietary pooled investment vehicles including the funds, Price Associates will continue to use equity brokerage commissions from client transactions through commission sharing arrangements (consistent with Section 28(e)) to compensate certain U.S. broker-dealers for research services. However, Price Associates will voluntarily reimburse such pooled investment vehicles for any amount collected into the commission sharing arrangements.

Whenever commissions are pooled and used to pay for research, conflicts of interest may arise due to the potential that one account’s (such as a fund’s) commissions could be subsidizing research that benefits another investment vehicle, such as a fund or another vehicle managed by Price Associates. However, because research services often benefit several investment vehicles simultaneously or to differing degrees, it is impractical to directly quantify the benefit of research to any particular vehicle. For this reason, Price Associates does not seek to allocate soft dollar benefits to client accounts proportionately to the soft dollar credits the accounts generate. Price Associates attempts to mitigate these potential conflicts of interests through oversight of the use of commissions to pay for research by the Research Governance Oversight Committee.

Price Associates acquires proprietary research from broker-dealers who also provide trade execution, clearing settlement and/or other services. Research received from broker-dealers or independent third party research providers generally includes information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, currency and commodity market analysis, risk measurement analysis, performance analysis, and analysis of corporate, environmental, social and governance responsibility issues. Research services are received in the form of written reports, computer generated data, telephone contacts, investment conferences, bespoke services, financial models and personal meetings with security analysts, market specialists, corporate and industry executives, and other persons. Research may also include access to unaffiliated individuals with expertise in various industries, businesses, or other related areas, including use of expert referral networks which provide access to industry consultants, vendors, and suppliers. Price Associates may use a limited number of expert networks.

Price Associates may use a portion of its research budget to purchase access to research from certain broker-dealers together with affiliated investment advisers for a single platform fee. This allows the advisers to leverage their size and scale to purchase access to certain research services across a broad group of research users globally from each research provider. Based on the terms of these platform arrangements, research services available through these platform access arrangements may be shared among the advisers that participate.

Price Associates generally pays for data subscriptions, investment technology tools and other specialized services to assist with the investment process directly from its own resources. Price Associates also pays for fixed income research and services directly from its own resources where feasible or required.

Allocation of Brokerage Business

Price Associates has a policy of not pre-committing a specific amount of business to any broker-dealer over any specific period. Price Associates makes brokerage placement determinations, as appropriate, based on the needs of a specific transaction such as market-making, availability of a buyer for or seller of a particular security, or specialized execution skills. Price Associates may choose to allocate brokerage among several broker-dealers able to meet the needs of the transaction. Allocation of brokerage business is monitored on a regularly scheduled basis by appropriate personnel and the GTC.

Price Associates may have brokerage relationships with broker-dealers who are, or are an affiliate of, clients that have appointed Price Associates or an affiliate to serve as investment adviser, trustee, or recordkeeper. Price Associates also has other relationships with or may own positions in the publicly traded securities of the broker-dealers with whom we transact with or on behalf of its clients.

Evaluating the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, Price Associates seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of Price Funds and other institutional clients. In evaluating the reasonableness of commission rates, Price Associates may consider any or all of the following: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business conducted with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; (g) rates paid by other institutional investors based on available public information; and (h) research provided by the broker-dealer.

Commission Recapture

Currently, Price Associates does not recapture commissions, underwriting discounts, or selling-group concessions for equity or fixed income securities acquired in underwritten offerings. Price Associates may, however, designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Block Trading/Aggregated Orders/Order Sequencing

Because certain investment vehicles (including the funds) managed by Price Associates and other affiliated investment advisers have similar investment objectives and programs, investment decisions may be made that result in the simultaneous purchase or sale of securities. As a result, the demand for, or supply of, securities may increase or decrease, which could have an adverse effect on prices. Aggregation of orders may be a collaborative process between trading and portfolio management staff. Price Associates’ and other affiliated investment advisers’ policy is not to favor one client over another in grouping orders for various clients.

The grouping of orders could at times result in more or less favorable prices. In certain cases, where the aggregated order is executed in a series of transactions at various prices on a given day, each participating investment vehicle’s proportionate share of grouped orders reflects the average price paid or received. Price Associates may include orders on behalf of Price Funds and other clients and products advised by Price Associates and its affiliates, including the not-for-profit entities T. Rowe Price Foundation, Inc., the T. Rowe Price Program for Charitable Giving, Inc., employee stock for certain Retirement Plan Services relationships and T. Rowe Price and its affiliates’ proprietary investments, in its aggregated orders.

Price Associates and other affiliated investment advisers have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume for participating clients, Price Associates and other affiliated investment advisers will make pro rata allocations based upon the relative sizes of the participating client orders or the relative sizes of the participating client portfolios depending upon the market involved, subject to portfolio manager and trader input. For example, a portfolio manager may choose to receive a non-pro rata allocation to comply with certain client guidelines, manage anticipated cash flows, or achieve the portfolio manager’s long-term vision for the portfolio. Each investment vehicle (including the Price Funds) receives the same average share price of the securities for each aggregated order. Because a pro rata allocation may not always accommodate all facts and circumstances, the guidelines provide for adjustments to allocation amounts in certain cases. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to allocate in light of a participating portfolio’s characteristics, such as available cash, industry or issuer concentration, duration, and credit exposure. Such allocation processes may result in a partial execution of a proposed purchase or sale order.

Price Associates and other affiliated investment advisers employ certain guidelines in an effort to ensure equitable distribution of investment opportunities among clients of the firm, which may occasionally serve to limit the participation of certain clients in a particular security, based on factors such as client mandate or a sector or industry specific investment strategy or focus. For example, accounts that maintain a broad investment mandate may have less access than targeted investment mandates to certain securities (e.g., sector specific securities) where the relevant adviser does not receive a fully filled order (e.g., certain IPO transactions) or where aggregate ownership of such securities is approaching firm limits.

Also, for certain types of investments, most commonly private placement transactions, conditions imposed by the issuer may limit the number of clients allowed to participate or number of shares offered to Price Associates and other affiliated investment advisers.

Price Associates and other affiliated investment advisers have developed written trade sequencing and execution guidelines that they believe are reasonably designed to provide the fair and equitable allocation of equity trades, both long and short, to minimize the impact of trading activity across client accounts. The policies and procedures are intended to: (i) mitigate conflicts of interest when trading both long and short in the same equity security; and (ii) mitigate conflicts when shorting an equity security that is held by other accounts managed by Price Associates and other affiliated investment advisers that are not simultaneously transacting in the security. Notwithstanding the application of the advisers’ policies and procedures, it may not be possible to mitigate all conflicts of interest when transacting both long and short in the same equity security; therefore, there is a risk that one transaction will be completed ahead of the other transaction, that the pricing may not be consistent between long and short transactions, or that an equity long or short transaction may have an adverse impact on the market price of the security being traded.

Miscellaneous

The brokerage allocation policies for Price Associates are generally applied to all of its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which Price Associates effects securities transactions may be used in servicing all accounts (including non-Price Funds) managed by Price Associates. Therefore, research services received from broker-dealers that execute transactions for a particular fund will not necessarily be used by Price Associates in connection with the management of that fund. The Price Funds do not allocate business to any broker-dealer on the basis of its sales of the funds’ shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Price Associates may give advice and take action for clients, including the funds, which differs from advice given or the timing or nature of action taken for other clients. Price Associates is not obligated to initiate transactions for clients in any security that its principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

The GTC is responsible for developing brokerage policies, monitoring their implementation, and resolving any questions that arise in connection with these policies for Price Associates.

Price Associates has established a general investment policy that it will ordinarily not make additional purchases of a common stock for its clients (including the funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by clients in the aggregate. Approval may be given for aggregate ownership up to 20%, and in certain instances, higher amounts. All aggregate ownership decisions are reviewed by the appropriate oversight committee. For purposes of monitoring both of these limits, securities held by clients and clients of affiliated advisers are included.

Total Brokerage Commissions

The funds’ bond investments are generally purchased and sold through principal transactions, meaning that a fund normally purchases bonds directly from the issuer or a primary market-maker acting as principal for the bonds, on a net basis. As a result, there is no explicit brokerage commission paid on these transactions, although purchases of new issues from underwriters of bonds typically include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market-makers typically include a dealer’s markup (i.e., a spread between the bid and the asked prices). Explicit brokerage commissions are paid, however, in connection with opening and closing out futures positions. In addition, the funds do not incur any brokerage commissions when buying and selling shares of other Price Funds or another open-end mutual fund that is not exchange-traded, although a fund will pay brokerage commissions if it purchases or sells shares of an exchange-traded fund.

Because the funds commenced operations in 2020, the amount of brokerage commissions paid by the funds during the three most recent fiscal years is not available.

SECURITIES LENDING ACTIVITIES

[ [ ] (the “Agents”) each serve as a custodian and securities lending agent for the Price Funds. As the securities lending agent, they each administer the funds’ securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Price Funds and each Agent.

Each Agent is responsible for making available to approved borrowers securities from each fund’s portfolio. Each Agent is also responsible for the administration and management of each fund’s securities lending program, including the preparation and execution of an agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented, ensuring that loaned securities are valued daily and that the corresponding required cash collateral is delivered by the borrower(s), arranging for the investment of cash collateral received from borrowers in accordance with the investment vehicle approved by the fund’s Board, and arranging for the return of loaned securities to the fund in accordance with the funds’ instruction or at loan termination. As compensation for their services, each Agent receives a portion of the amount earned by each fund for lending securities.

As the funds had not commenced operations [during the fiscal year ended December 31, 2019], the funds did not earn any income from securities lending nor pay any fees to the Securities Lending Agent during the prior fiscal year. Each fund’s share of securities lending income will be credited back to the fund.]

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 East Pratt Street, Suite 2600, Baltimore, Maryland 21202, is the independent registered public accounting firm to the funds.

PART II – TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds’ investment programs and policies discussed in the funds’ prospectuses. You should refer to each fund’s prospectus to determine the types of holdings in which the fund primarily invests. You will then be able to review additional information set forth herein on those types of holdings and their risks, as well as information on other holdings in which the fund may occasionally invest.

The investment objective of each fund is a non-fundamental policy that the Board may change without approval by shareholders upon 60 days’ written notice to shareholders. If there is a change in the investment objective(s) of a fund, the fund’s shareholders should consider whether the fund remains an appropriate investment in light of then-current needs.

Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund’s operating policies are subject to change by the Board without shareholder approval. The funds’ fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

INVESTMENT STRATEGIES, RISKS, AND PRACTICES

Portfolio managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve the fund’s objective. However, in seeking to meet its investment objective, the funds may invest only in instruments that trade on a national securities exchange and only invest in certain types of instruments as well as cash and cash equivalents. The funds will generally only invest in exchange-traded common stocks, excluding penny stocks; exchange-traded preferred stocks; common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares; other ETFs; exchange-traded notes; exchange-traded American Depositary Receipts (“ADRs”); exchange-traded real estate investment trusts; exchange-traded commodity pools; exchange-traded metals trusts; exchange-traded currency trusts; and exchange-traded futures contracts that trade synchronously with the fund’s shares; cash; short-term U.S. Treasury securities; government money market funds; and repurchase agreements. The funds may not borrow for investment purposes or hold short positions. The funds may not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase. The Proxy Portfolio of each fund will be subject to the same limitations.

Equity Securities

Common and Preferred Stock

The funds may invest in domestic common stocks, excluding penny stocks, and preferred stocks that are traded on an exchange. Common and preferred stocks both represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, while preferred stock does not ordinarily carry voting rights. In the event an issuer is liquidated or declares bankruptcy, the claims of secured and unsecured creditors and owners of bonds take precedence over the claims of those who own preferred stock, and the owners of preferred stock take precedence over the claims of those who own common stock.

Although owners of common stock are typically entitled to receive any dividends on such stock, owners of common stock participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow.

Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or nonparticipating, or adjustable rate. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock, while a passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock may be entitled to a dividend exceeding the declared dividend in certain cases, while nonparticipating preferred stock is limited to the stipulated dividend. Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in certain interest rates. Convertible preferred stock is exchangeable for a specified number of common stock shares and is typically more volatile than nonconvertible preferred stock, which tends to behave more like a bond.

The funds may make equity investments in companies through initial public offerings. Stocks may also be purchased on a “when issued” basis, which is used to refer to a security that has not yet been issued but that will be issued in the future. The term may be used for new stocks and stocks that have split but have not yet started trading.

The market prices of equity securities owned by the fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

Rights and Warrants

The funds may not invest in warrants and rights. However, such securities may be conferred as part of a corporate action of an eligible security. In such event, the security will be disposed of within a reasonable timeframe and in a manner that avoids harm to the fund. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Rights and warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying securities. Rights and warrants differ from call options in that they are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.

Debt Securities

The funds may invest in exchange-traded notes and short-term U.S. Treasury obligations.

Bills, notes, bonds, and other debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. government. These are direct obligations of the U.S. government and differ mainly in the length of their maturities. U.S. Treasury obligations may also include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”), as well as Treasury inflation protected securities (“TIPS”) whose principal value is periodically adjusted according to the rate of inflation.

Yields on short-term debt securities are dependent on a variety of factors, including the general conditions of the money or bond markets; the size of a particular offering; the maturity of the obligation; and the credit rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.

After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody’s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody’s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds’ Board, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Securities backed by the full faith and credit of the United States (for example, U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented, and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the funds characterize and treat ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be less liquid than other securities and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. The market value of ETN shares may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Foreign Securities

The funds may invest in common stocks listed on a foreign exchange where the primary trading session substantially overlaps with the primary trading session with the fund’s shares. These foreign exchanges specifically include exchanges in North America and South America. The funds may also invest in ADRs and ETFs that invest in foreign securities. Foreign securities include both U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers.

The funds’ foreign common stock may be issued by companies that are organized under the laws of countries other than the U.S. They also include securities issued by companies whose principal trading market is in a country other than the U.S. and companies that derive a significant portion of their revenue or profits from foreign businesses, investments, or sales or that have a majority of their assets outside the United States. Foreign securities markets generally are not as developed or efficient as those in the United States.

Investing in foreign securities, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Certain of these risks are inherent in any investing in foreign securities, while others relate more to the countries and regions in which the funds may invest. Many of the risks are more pronounced for investments in emerging market countries, such as Latin America. There are no universally accepted criteria used to determine which countries are considered developed markets and which are considered emerging markets. However, the funds rely on the classification made for a particular country by an unaffiliated, third-party data provider.

The funds may also invest in ADRs issued by a U.S. financial institution (a “depositary”) that evidence ownership in a security or pool of securities issued by a foreign issuer that have been deposited with the depositary. Each ADR is registered under the 1933 Act on Form F-6. ADRs in which a fund may invest will trade on an exchange. ADRs represent interests in a company’s securities that have been deposited with a bank or trust. For example, ADRs represent interests in a non-U.S. company but trade on a U.S. exchange and are denominated in U.S. dollars. These securities represent the right to receive securities of the foreign issuer deposited with the bank or trust. ADRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. An advantage of ADRs is that investors do not have to buy shares through the issuing company’s home exchange, which may be difficult or expensive. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, there are generally no fees imposed on the purchase or sale of these securities, other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may be untimely. ADRs are subject to many of the same risks associated with investing directly in foreign securities. For purposes of a fund’s investment policies, investments in depositary receipts are deemed to be investments in the underlying securities. For example, an ADR representing ownership of common stock will be treated as common stock.

The funds may invest in other open-end investment companies, such as ETFs, that have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If a fund invests in such funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but will also indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium (or discount) over their NAV.

Risks associated with foreign securities include:

• Political, Social, and Economic Risks Foreign investments involve risks unique to the local political, economic, tax, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. The economies of many of the countries in which the funds may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, war and terrorism have affected many countries, especially those in Africa and the Middle East. Many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, in 2007 and 2008, the meltdown in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected debt and equity markets around the world.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

• Currency Risks Investments in foreign securities will normally be denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds’ holdings denominated in that currency. Generally, when a given currency appreciates against the U.S. dollar (e.g., because the U.S. dollar weakens or the particular foreign currency strengthens), the value of the funds’ securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (e.g., because the U.S. dollar strengthens or the particular foreign currency weakens), the value of the funds’ securities denominated in that currency will decline. The value of fund assets may also be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulations, and currency devaluations. In addition, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income available for distribution. If a portion of a fund’s investment income may be received in foreign currencies, the fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore, the fund will absorb the cost of currency fluctuations.

• Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many emerging market countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain government consents.

• Market and Trading Characteristics Foreign securities markets are generally not as developed or efficient as, and are generally more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds’ foreign portfolio securities may have lower overall liquidity, be more difficult to value, and be subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States.

Moreover, overall settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the funds. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of a fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. The inability of a fund to sell portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser. Military unrest, war, terrorism, and other factors could result in securities markets closing unexpectedly for an extended period, during which a fund would lose the ability to either purchase or sell securities traded in that market. Finally, certain foreign markets are open for trading on days when the funds do not calculate their NAV. Therefore, the values of a fund’s holdings in those markets may be affected on days when shareholders have no access to the fund.

• Financial Information and Governance There is generally less publicly available information about foreign companies when compared with the reports and ratings that are published about companies in the United States. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies, and there may be less stringent investor protection and disclosure standards. It also is often more difficult to keep currently informed of corporate actions, which can adversely affect the prices of portfolio securities.

• Taxes The dividends and interest payable on certain of the funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds’ shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

• Higher Costs Investors should understand that the expense ratios of funds investing primarily in foreign securities can be expected to be higher than funds that invest mainly in domestic securities. Reasons include the higher costs of maintaining custody of foreign securities, higher advisory fee rates paid by funds to investment advisers for researching and selecting foreign securities, and brokerage commission rates and trading costs that tend to be more expensive in foreign markets than in the United States.

• Other Risks With respect to certain foreign countries, especially emerging markets, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, or diplomatic developments that could affect investments by U.S. persons in those countries. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies, or obtain judgments in foreign courts. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is Russia, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling.

Investments in Other Investment Companies

The funds may invest in other investment companies, including mutual funds and ETFs. The ETFs may be open-end investment companies, commodity pools, unit investment trusts, or limited partnerships. ETFs that are not open-end investment companies may not be subject to the same regulations as the Price Funds, which may affect shareholder rights and disclosure obligations.

Commodity Pools, Currency Trusts, and Metal Trusts Exchange-traded commodity pools may invest heavily in futures, commodities, and other derivatives. The funds may use financial leverage creating greater gains and losses. The funds are exposed to risks related to market, leverage, imperfect correlations with underlying investments or the portfolio holdings, price volatility, counterparty risk, liquidity, valuation, and regulatory risks.

Exchange-traded currency trusts are exposed to fluctuations in foreign exchange rate risks; global and regional political, regulatory, economic situations; inflation risk; and volatile interest rates.

Exchange-traded metal trusts may invest and hold some or all assets in metals, such as gold and silver. The investments may include physical assets of the trust or investments in the form of derivatives, such as spots, forwards, and futures. The trusts may also invest in industries associated with metal production, such as mine production. The investments are subject to a number of risks. The underlying value of the metals; international, economic, monetary and political factors, many of which are unpredictable; and changing tax, royalty, land and mineral rights ownership and leasing regulations in metal producing countries.

Unaffiliated Investment Companies The funds may invest in other investment companies that are not sponsored by T. Rowe Price, which include ETFs.

The funds may purchase shares of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The funds might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the fund may not be able to buy those securities directly. Any investment in another investment company would be consistent with a fund’s objective and investment program.

Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because ETFs trade on a securities exchange, shares may trade at a substantial premium or discount to the actual NAV of its portfolio securities, and their potential lack of liquidity could result in greater volatility.

If a fund invests in a non-T. Rowe Price investment company, the fund must pay its proportionate share of that investment company’s fees and expenses, which are in addition to the management fee and other operational expenses incurred by the fund. The expenses associated with certain investment companies may be significant. The fund could also incur a sales charge or redemption fee in connection with purchasing or redeeming an investment company security.

A Price Fund’s investments in non-T. Rowe Price registered investment companies are subject to the limits that apply to such investments under the 1940 Act unless the fund invests in reliance on exemptive relief, which permits it to exceed the 1940 Act limits under certain conditions. The 1940 Act generally provides that a fund may invest up to 10% of its total assets in securities of other investment companies. In addition, a fund may not own more than 3% of the total outstanding voting stock of any investment company, and not more than 5% of the fund’s total assets may be in invested in a particular investment company.

Affiliated Investment Companies The funds may also invest in certain Price Funds as a means of gaining efficient and cost-effective exposure to specific asset classes, provided the investment is consistent with an investing fund’s investment program and policies. Such an investment could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in the asset class and will subject the fund to the risks associated with the particular asset class. To ensure that the fund does not incur duplicate management fees as a result of its investment in another Price Fund, the management fee paid by the fund will be reduced in an amount sufficient to offset the fees paid by the underlying fund related to the investment.

The risks of owning another investment company are generally similar to the risks of investing directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual NAV of their portfolio securities, and their shares may have greater volatility if an active trading market does not exist.

Derivatives - Futures Contracts

The funds may enter into exchange-traded futures that are U.S. listed futures contracts where the futures contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly, such as an S&P 500 index futures contract. All futures contracts that a fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange. The funds may use futures for speculative or non-speculative purposes.

Futures contracts are a type of potentially high-risk derivative. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained during the term of the contract. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures may involve substantial leverage risk.

The funds will enter into futures contracts that are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Although techniques other than the sale and purchase of futures contracts could be used as an alternative to futures contracts, futures contracts are effective and relatively low cost.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds’ open positions in futures contracts, the funds would be required to deposit in a segregated account with the clearing broker for the futures contract an amount of cash or liquid assets known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the clearing broker will require a payment by the funds (“variation margin”) to restore the margin account to the amount of the initial margin.

Subsequent payments (“mark-to-market payments”) to and from the futures clearing broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the clearing broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the clearing broker will pay the amount of the daily change in value to the funds.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.

As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the “delivery month”) by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

The funds may invest in futures on indexes, such as stock indexes. For example, a stock index assigns relative values to the common stocks included in the index and the index value fluctuates with the changes in the market value of those stocks. Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is required when settling the futures obligation and no monetary amount is paid or received by a fund on the purchase or sale of a stock index future. At any time prior to the expiration of the future, a fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the fund. Any gain or loss is then realized by the fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction.

With respect to a futures contract that is settled with an exchange of cash payments, a fund will cover (and mark-to-market on a daily basis) with liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the variation margin of the futures contract. When entering into a futures contract that does not settle in cash (a physically settled futures contract), a fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. For asset segregation purposes, physically settled futures contracts will be treated like cash settled futures contracts when a fund has entered into a contractual arrangement with a futures commission merchant or other counterparty to off-set the fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty.

Risks of Transactions in Futures The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the risk of loss in the event of bankruptcy of its futures commission merchant.

In addition, the funds are subject to “fellow-customer risk,” which is the risk that one or more customers of a futures commission merchant will default on their obligations and that the resulting losses will be so great that the futures commission merchant will default on its obligations and that margin posted by one customer will be used to cover a loss caused by a different customer.

There are rules that generally prohibit the use of one customer’s funds to meet the obligations of another customer, and that limit the ability to use customer margin posted by non-defaulting customers to satisfy losses caused by defaulting customers, by requiring the futures commission merchant to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before other customers would be exposed to fellow-customer risk, these rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud, or other causes. If the loss is so great that, notwithstanding the application of the futures commission merchant’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the futures commission merchant could default and be placed into bankruptcy. In these circumstances, the Bankruptcy Code provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another futures commission merchant more difficult.

Derivatives generally can be volatile, have lower overall liquidity and involve a higher risk of loss than other investment instruments and involve significant risks, including:

• Correlation Risk Changes in the value of a derivative will not match the changes in the value of its reference asset or the portfolio holdings that are being hedged or of the particular market or security to which the fund seeks exposure.

• Currency Risks For certain types of currency-related derivatives, changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment and could cause losses on the investment.

• Hedging Risks A fund’s hedging techniques may not result in the anticipated results. When using derivatives for hedging and risk management purposes, losses on other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the fund or if the cost of the derivative outweighs the benefit of the hedge. There is also a risk of loss by a fund of margin deposits or collateral posted by the fund to the counterparty in the event of bankruptcy of a counterparty with whom the fund has an open position. There can be no assurance that a fund’s hedging strategies will be effective.

• Leverage Risks Certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) involve the risk that relatively small market movements may result in large changes in the value of an investment. Certain derivatives and trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

• Illiquidity Risk Derivative positions may be (or become) difficult or impossible to exit at the time that the fund would like or at a price that the fund believes the derivative is currently worth.

• Index Risk If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a fund could receive lower interest payments or experience a reduction in the value of the derivative below the level that the fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Valuation Risk Derivatives that are not traded on an exchange may not have a widely agreed upon valuation. In addition, some derivatives may be customized for the fund and may include complex features and, thus, without comparable instruments to compare for pricing purposes, they may be difficult to value.

• Regulatory Risk and Limitations In accordance with the 1940 Act and various SEC and SEC staff interpretive positions, the fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. If a derivative agreement contractually requires a fund to settle in cash, the fund will determine its daily obligation to the counterparty and will maintain sufficient liquid assets to cover that obligation. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of a fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

The CFTC’s rules limit the ability of a fund to use CFTC-regulated commodities, futures, options contracts, swaps and certain other derivatives (“CFTC Derivatives”) if its investment adviser does not register with the CFTC as a commodity pool operator (“CPO”) with respect to the fund. It is expected that the Price Funds will normally execute their investment programs within the limits and exemptions prescribed by the CFTC’s rules by limiting their direct investments in CFTC Derivatives to the extent necessary for T. Rowe Price and its affiliates to claim exclusion from regulation as a CPO with respect to the funds under CFTC Rule 4.5, as amended. To comply with the exclusion in accordance with Rule 4.5, each fund will limit its trading activity in CFTC Derivatives (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests: (1) the aggregate initial margin deposits and premium required to establish positions in CFTC Derivatives do not exceed 5% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation; or (2) the aggregate net notional value of the fund’s positions in CFTC Derivatives does not exceed 100% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses on such positions.

As a result, T. Rowe Price does not intend to register with the CFTC as a CPO on behalf of any of the Price Funds. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions. In the event one of the Price Funds engages in transactions that necessitate future registration with the CFTC, T. Rowe Price will register as a CPO and comply with applicable regulations with respect to that fund. Compliance with these additional regulatory requirements could increase the fund’s expenses.

• Federal Tax Treatment of Certain Derivatives The funds may enter into certain derivative contracts, such as options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts, if they qualify as Section 1256 contracts, will be considered to have been closed at the end of the funds’ taxable years and any gains or losses will be recognized for tax purposes at that time. Section 1256 contracts include regulated futures contracts and certain broad-based index options traded on a qualified board or exchange, but generally exclude swaps. Gains or losses from a Section 1256 contract (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though the funds may not have closed the transaction and received cash to pay such distributions.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities that were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, e.g., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, swaps or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement. The funds may also enter into swaps referencing commodities, commodity indices, or commodity exchange traded funds. The income or gains from such commodity swaps may not be qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a “constructive sale” of offsetting stocks or debt securities of the funds. In such a case, the funds will be required to realize gain, but not loss, on the deemed sale of such positions as if the position were sold on that date. The funds may also enter into short sales of securities directly or through the use of options. Any gains or losses from short sales are typically treated as short-term capital gains or losses, as the case may be. As a result, a fund’s ordinary dividends subject to ordinary income tax rates may be increased or decreased by such gains or losses.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. It is possible that new tax legislations and new IRS regulations could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

Real Estate Investment Trusts (“REITs”)

The funds may invest in REITs that are traded on an exchange. Investments in REITs may experience many of the same risks involved with investing in real estate directly. These risks include: declines in real estate values; risks related to local or general economic conditions, particularly lack of demand; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; obsolescence; losses due to natural disasters; condemnation of properties; regulatory limitations on rents and fluctuations in rental income; variations in market rental rates; and possible environmental liabilities. REITs may own real estate properties (“Equity REITs”) and be subject to these risks directly or may make or purchase mortgages (“Mortgage REITs”) and be subject to these risks indirectly through underlying construction, development, and long-term mortgage loans that may default or have payment problems.

Equity REITs can be affected by rising interest rates that may cause investors to demand a high annual yield from future distributions, which, in turn, could decrease the market prices for the REITs. In addition, rising interest rates also increase the costs of obtaining financing for real estate projects. Since many real estate projects are dependent upon receiving financing, this could cause the value of the Equity REITs in which the funds invest to decline.

Mortgage REITs may hold mortgages that the mortgagors elect to prepay during periods of declining interest rates, which may diminish the yield on such REITs. In addition, borrowers may not be able to repay mortgages when due, which could have a negative effect on the funds.

Some REITs have relatively small market capitalizations, which could increase their volatility. REITs tend to be dependent upon specialized management skills and have limited diversification, so they are subject to risks inherent in operating and financing a limited number of properties. In addition, when the funds invest in REITs, a shareholder will bear his or her proportionate share of fund expenses and indirectly bear similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders. Certain REITs may be able to pay up to 90% of their dividends in the form of stock instead of cash. Even if a fund receives all or part of a REIT distribution in stock, the fund will still be deemed to have received 100% of the distribution in cash and the entire distribution will be part of the fund’s taxable income. In addition, both Equity and Mortgage REITs are subject to the risks of failing to qualify for tax-free status of income under the Code or failing to maintain their exemptions from the 1940 Act.

Partnerships

The funds may invest in securities issued by companies that are organized as publicly traded partnerships or master limited partnerships, as well as limited liability companies. These entities may be publicly traded on certain stock exchanges or markets, and are generally operated under the supervision of one or more managing partners or members. Limited partners, unitholders, or members (such as a fund that invests in a partnership) are not usually involved in the day-to-day management of the company, but are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.

Risks involved with investing in partnerships include, among other things, risks associated with the partnership structure itself and the specific industry or industries in which the partnership invests (for example, real estate development, oil, or gas). State law governing partnerships is often less restrictive than state law governing corporations. As a result, there may be fewer legal protections afforded to investors in a partnership than to investors in a corporation. At times, partnerships may potentially offer relatively high yields compared with common stocks. Because partnerships are generally treated as “pass through” entities for tax purposes, they do not ordinarily pay income taxes but instead pass their earnings on to unitholders (except in the case of some publicly traded partnerships that may be taxed as corporations).

Restricted Securities

The funds may not purchase any securities that are illiquid investments (as defined in Rule 22e-4(8) under the 1940 Act), which may include restricted securities. However, such securities may be conferred as part of a corporate action of an eligible security. In such event, the restricted security will be disposed of within a reasonable timeframe and in a manner that avoids harm to the fund. Certain restricted securities may be considered illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold in current market conditions in seven calendar days or less without the sale significantly changing the market value of the security. Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities, for which a market quotation is not readily available, will be priced at fair value as determined in accordance with procedures prescribed by a fund’s Board.

Repurchase Agreements

The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the “underlying security”) from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price’s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) that the funds’ investment guidelines would allow them to purchase directly; (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement; and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing their rights. To the extent required by the 1940 Act, the funds will only enter into repurchase agreements that are fully collateralized, as defined by the 1940 Act.

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. The funds may enter into reverse repurchase agreements for non-investment purposes, such as emergency requirements for cash. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Generally, the effect of such transactions is that a fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. The funds intend to use the reverse repurchase technique only when it will be advantageous to a fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a fund’s assets. The custodian bank will maintain a separate account for a fund with securities having a value equal to or greater than such commitments. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See “Investment Restrictions.”)

Cybersecurity Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the funds have become more susceptible to operational and financial risks associated with cyberattacks. Cybersecurity incidents can result from deliberate attacks, such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of the funds, or their service providers or the issuers of securities in which the funds invest, can cause disruptions and impact business operations, potentially resulting in financial losses, the inability of fund shareholders to transact, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyberattacks, there is no guarantee that those measures will be effective, particularly since the funds do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries, and companies in which they invest or with which they do business.

Large Shareholder Risk

Certain shareholders of a fund may from time to time own or control a significant percentage of the fund’s shares (“Large Shareholders”). Large Shareholders may include, for example, institutional investors, funds of funds, affiliates of the Adviser, and discretionary advisory clients whose buy-sell decisions are controlled by a single decision-maker, including separate accounts and/or funds managed by T. Rowe Price or its affiliates. Large Shareholders may sell all or a portion of their shares of a fund at any time or may be required to sell all or a portion of their shares in order to comply with applicable regulatory restrictions (including, but not limited to, restrictions that apply to U.S. banking entities and their affiliates). Sales by Large Shareholders of their shares of a fund may cause Authorized Participants to engage in redemption requests, which in turn may force the fund to sell securities at an unfavorable time and/or under unfavorable conditions, or sell more liquid assets of the fund, in order to meet redemption requests for any funds that redeem in cash as opposed to in-kind. These sales for funds with cash redemption baskets may adversely affect both the fund’s market price and NAV and may result in increasing the fund's liquidity risk, transaction costs and/or taxable distributions.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans may be made by the funds to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, or such other collateral as may be permitted under the funds’ investment programs. The collateral, in turn, is invested in short-term securities, including shares of a T. Rowe Price internal money fund or short-term bond fund. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the reasonable interest and the dividends or other distributions paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program, and the agent receives a reasonable fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only if, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Borrowing and Lending

The funds may not borrow for investment purposes or hold short positions. The Price Funds may rely upon an interfund lending exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits the funds to borrow money from and/or lend money to other funds in the T. Rowe Price complex to help the funds meet short-term redemptions and liquidity needs. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the funds’ Board. See “Fundamental Policies” and “Operating Policies” under “Investment Restrictions” for additional information about borrowing.

Cash Reserves

The funds may invest their cash reserves primarily in one or more money market funds or short-term bond funds established for the exclusive use of the T. Rowe Price family of funds and other clients of T. Rowe Price (the “TRP Reserve Funds”). Currently, two such money market funds are in operation and used for cash reserves management: the T. Rowe Price Government Reserve Fund and the T. Rowe Price Treasury Reserve Fund. In addition, two such short-term bond funds may be used for cash reserves management: the T. Rowe Price Short-Term Government Fund and the T. Rowe Price Short-Term Fund. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. Each of the four funds is a series of the T. Rowe Price Reserve Investment Funds, Inc. These funds were created and operate under an exemptive order issued by the SEC. Additional money market funds or short-term bond funds may be created in the future.

The Government Reserve Fund and Treasury Reserve Fund comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The Short-Term Government Fund and Short-Term Fund are short-term bond funds and are not regulated under Rule 2a-7 and do not use amortized cost in an effort to maintain a stable $1.00 share price. The Treasury Reserve Fund and Government Reserve Fund operate as government money market funds in accordance with Rule 2a-7.

The TRP Reserve Funds provide an efficient means of managing the cash reserves of the Price Funds. While none of the TRP Reserve Funds pays an advisory fee to T. Rowe Price, each will incur other expenses. However, the TRP Reserve Funds are expected by T. Rowe Price to operate at very low expense ratios. The Price Funds will only invest in the TRP Reserve Funds to the extent consistent with their investment objectives and programs. None of the funds are insured or guaranteed by the FDIC or any other government agency. Although the Government Reserve Fund and Treasury Reserve Fund seek to maintain a stable NAV of $1.00 per share, it is possible to lose money by investing in them.

Liquidity Risk Management Rule

Rule 22e-4 under the 1940 Act requires, among other things, certain open-end investment companies, such as the Price Funds, to adopt a liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Such funds are also required to provide additional disclosures about a fund’s redemptions and liquidity risk.

As required by the rule, the Price Funds implemented a liquidity risk management program (the “Liquidity Program”), pursuant to which each investment has been classified as “highly liquid,” “moderately liquid,” “less liquid,” or “illiquid” investment. The Board of each fund, including a majority of the independent directors, has appointed T. Rowe Price as the administrator of the Liquidity Program.

Reserve Position

In order to respond to adverse market, economic, political, or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in reserves. If the fund has significant holdings in reserves, it could compromise its ability to achieve its objective. The reserve position provides flexibility in meeting redemptions, paying expenses, and managing cash flows into the fund and can serve as a short-term defense during periods of unusual market volatility. Non-U.S. dollar reserves are subject to currency risk. The fund’s reserve positions will primarily consist of: (1) shares of a T. Rowe Price internal money market fund or short-term bond fund (which do not charge any management fees); (2) short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements; and (3) U.S. dollar or non-U.S. dollar currencies.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds’ outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds’ Board without shareholder approval. Any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Code, calculation of the funds’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds’ prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the funds’ total assets will include investments made with cash received by the funds as collateral for securities loaned.

Fundamental Policies

1. Borrowing The funds may not borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds’ investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the funds’ total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. This limitation applies at the time of the transaction and continues to the extent required by the Investment Company Act of 1940.

2. Commodities The funds may not purchase or sell commodities, except to the extent permitted by applicable law.

3. Industry Concentration The funds may not purchase the securities of any issuer if, as a result, more than 25% of the value of the funds’ net assets would be invested in the securities of issuers having their principal business activities in the same industry.

4. Loans The funds may not make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the funds’ total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt.

5. Percent Limit on Assets Invested in Any One Issuer The funds may not purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 5% of the value of the funds’ total assets would be invested in the securities of a single issuer, except for cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies.

6. Percent Limit on Share Ownership of Any One Issuer The funds may not purchase a security if, as a result, with respect to 75% of the value of the funds’ total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than cash; securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and securities of other investment companies).

7. Senior Securities The funds may not issue senior securities except in compliance with the 1940 Act.

8. Underwriting The funds may not underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

Notes to Fundamental Policies

The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.

With respect to investment restriction (1) on borrowing, any borrowings that come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other funds in the Price Complex, or other persons to the extent permitted by applicable law.

With respect to investment restrictions (1) on borrowing and (7) on senior securities, under the 1940 Act, open-end investment companies (such as the Price Funds) can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the investment company must, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to satisfy the 300% requirement. Any borrowings by a Price Fund from a bank and transactions by a Price Fund that may be considered to result in the issuance of a senior security will comply with the requirements of the 1940 Act, including any interpretations of the 1940 Act by the SEC or the SEC staff. In addition, any transactions involving reverse repurchase agreements will be covered in accordance with the 1940 Act and applicable SEC guidance. Any borrowings from other Price Funds will comply with the terms and conditions of the Price Funds’ interfund lending exemptive order.

With respect to investment restriction (2) on commodities, the funds do not consider currency contracts or hybrid investments to be commodities. With respect to investment restriction (2), the funds may not directly purchase or sell commodities that require physical storage unless acquired as a result of ownership of securities or other instruments, but the funds may invest in any derivatives and other financial instruments that involve commodities or represent interests in commodities to the extent permitted by the 1940 Act or other applicable law.

With respect to investment restriction (3) on industry concentration, U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry. Bonds that are refunded with escrowed U.S. government securities are not subject to the 25% limitation.

With respect to restriction (4) on loans, the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

With respect to investment restrictions (5) and (6) on diversification, the funds will treat bonds that are refunded with escrowed U.S. government securities as U.S. government securities.

Operating Policies

1. Borrowing The funds may not borrow for investment purposes. The funds may not purchase additional securities when money borrowed exceeds 5% of total assets. The funds may not transfer portfolio securities as collateral except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of its total assets.

2. Control of Portfolio Companies The funds may not invest in companies for the purpose of exercising management or control.

3. Illiquid Investment The funds may not purchase securities that are illiquid at the time of purchase.

4. Margin The funds may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments.

5. Short Sales The funds may not effect short sales of securities.

6. Foreign Investments The funds’ investments in foreign securities are limited to 20% of total assets. Subject to the overall limit on the funds’ investments in foreign securities, there is no limit on the amount of foreign investments that may be made in emerging markets.

Notes to Operating Policies

The following notes should be read in connection with the above-described operating policies. The notes are not operating policies.

While these restrictions provide a useful level of detail about the fund’s investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in futures could have a significantly greater impact on the fund’s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all of the fund’s investments.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, or other characteristics of the fund’s securities may change after they are purchased, and this may cause the amount of the fund’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction and will not require the sale of an investment if it was proper at the time the investment was made. However, certain changes will require holdings to be sold or purchased by the fund during the time it is above or below the stated percentage restriction in order for the fund to be in compliance with applicable restrictions.

With respect to investment restriction (3) on illiquid investments, an illiquid security is a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

With respect to investment restrictions (1) on borrowing and (4) on margin, margin purchases are not considered borrowings and effecting a short sale will be deemed to not constitute a margin purchase. If a fund is subject to an 80% name test as set forth in its prospectus, the 80% investment policy will be based on the fund’s net assets plus any borrowings for investment purposes should the fund be permitted to borrow for investment purposes in the future.

With respect to investment restriction (6) on foreign investments, a 30% withholding tax is currently imposed on any dividends paid, but not on gross proceeds from a fund redemption (until further guidance to the contrary is issued by the U.S. government, to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-exempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address, and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to noncompliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply. Further, to the extent applicable to the funds, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, participation notes may sometimes be used to gain access to these markets, if permitted by the funds’ investment objectives and limitations. In addition, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies and may be subject to the limitation that no more than 10% of the value of the fund’s total assets may be invested in such securities.

PORTFOLIO TURNOVER

The funds are newly established. Accordingly, information on the funds’ portfolio turnover rates is not available as of the date of this SAI.

CUSTODIAN AND FUND ACCOUNTING

State Street Bank and Trust Company (“State Street Bank”) is the custodian for the funds’ securities and cash, but it does not participate in the funds’ investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. Portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of State Street Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. State Street Bank’s main office is at One Lincoln Street, Boston, Massachusetts 02111.

T. Rowe Price and State Street Bank, subject to the oversight of T. Rowe Price, each provide certain fund accounting services to the Price Funds.

CODE OF ETHICS

The funds, their investment adviser and, if applicable, investment subadviser (T. Rowe Price, T. Rowe Price International, Price Hong Kong, or Price Japan), and their principal underwriter (T. Rowe Price Investment Services) have adopted a written Code of Ethics and Conduct pursuant to Rule 17j-1 of the 1940 Act, which requires persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in most personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 30 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price’s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the funds. The Board also reviews the administration of the Code of Ethics on an annual basis.

DISCLOSURE OF FUND PORTFOLIO INFORMATION

Portfolio Holdings Disclosure Schedule

The funds will not make their full portfolio holdings available on a daily basis. The funds complete portfolio holdings as of their fiscal year-ends are disclosed in their annual shareholder reports and their complete portfolio holdings as of their fiscal mid-point are disclosed in their semiannual shareholder reports. The annual and semiannual shareholder reports are filed with the SEC and sent to the funds’ shareholders within 60 days of the period covered. The shareholder reports are publicly available immediately upon filing with the SEC.

Additionally, the funds also publicly disclose their complete portfolio holdings as of their first and third fiscal quarter-ends on Form N-PORT, along with other fund information. Form N-PORT is filed with the SEC each quarter, and the fund’s complete portfolio holdings as of its first and third fiscal quarter-ends are made publicly available 60 days after the end of each quarter. Form N-PORT is not sent to shareholders. Under certain conditions, the shareholder reports or Form N-PORT may include up to 5% of a fund’s holdings under the caption “Miscellaneous Securities” without identifying the specific security or issuer. Generally, a holding would not be individually identified if it is determined that its disclosure could be harmful to the fund or its shareholders. A holding will not be excluded for these purposes from a fund’s SEC filings for more than one year.

Also, most funds disclose their calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. At the discretion of the investment adviser, these holdings reports may exclude the issuer name and other information relating to a holding in order to protect the fund’s interests and prevent harm to the fund or its shareholders. Private placements and other restricted securities, if eligible investments, may not be individually identified in the calendar quarter-end holdings on troweprice.com, but would be disclosed in any SEC filings. The calendar quarter-end portfolio holdings will remain on the website for one year. In addition, at the discretion of T. Rowe Price, the funds disclose their 10 largest holdings, along with the percentage of the relevant fund’s total assets that each of the 10 holdings represents, on

troweprice.com on the seventh business day after each month-end. These holdings are listed in numerical order based on such percentages of the fund’s assets. Each monthly top 10 list will remain on the website for six months.

Proxy Portfolio

While a fund’s Proxy Portfolio includes some of a fund’s holdings, it is not the actual portfolio holdings. As discussed earlier, each fund will publish on its website each day a Proxy Portfolio designed to help trading in shares of the fund. The Proxy Portfolio could be a broad-based securities index (e.g., the S&P 500) or the fund’s recently disclosed portfolio holdings. The Portfolio Overlap, which is disclosed on each fund’s website, indicates the degree to which the Proxy Portfolio and a fund’s actual portfolio holdings overlap.

Portfolio Holdings Policy

The funds’ Board has adopted policies and procedures with respect to the disclosure of the funds’ portfolio securities. In adopting the policies, the funds’ Board took into account the views of the steering committees of the funds’ investment advisers on what information should be disclosed and when and to whom it should be disclosed. The funds’ Board believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds’ portfolios and the need to protect the funds from potentially harmful disclosures.

In accordance with these policies, the funds may not disclose non-public portfolio holdings information to unaffiliated third parties except in connection with the day-to-day operations and management of the funds. Nonpublic portfolio holdings information is provided to the funds’ service providers including, among others, the investment adviser, sub-adviser (if any), custodian, administrator, distributor, transfer agent, INAV calculation agent, accountant, auditor, legal counsel, proxy voting agent, class action claims administrator, and other persons who provide systems or software support in connection with fund operations. The funds in the Price Complex or an affiliate of the funds have entered into nondisclosure agreements with the outside party under which the party undertakes to maintain the funds’ portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. The names of these persons and the services they provide are set forth in the following table under “Fund Service Providers.”

In certain limited situations, the funds, its officers, investment adviser, sub-adviser, distributor or affiliates, may provide nonpublic portfolio holdings information when there is a legitimate business purpose for doing so and such disclosure will not be harmful to the fund. Examples include providing holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from one of the funds and in connection with trial agreements with risk analytics vendors, data providers, and other service providers in order to fully evaluate the value of their services. In these situations, the recipient must ensure that the confidential information is used only as necessary through nondisclosure agreements or other means and that the recipient will not trade on the information and will maintain the information in a manner designed to protect against unauthorized access or misuse.

Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, as required by ratings and rankings organizations, as well as in connection with litigation involving the funds’ portfolio securities, the funds may disclose one or more of their securities.

T. Rowe Price has adopted and implemented policies and procedures reasonably designed to ensure compliance with the policies governing the disclosure of portfolio holdings, including the requirement to first confirm that an appropriate nondisclosure agreement has been obtained from each recipient of nonpublic holdings. None of the persons described above will receive any of the information described if, in the sole judgment of T. Rowe Price, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect. The funds, T. Rowe Price or any of its affiliates do not receive compensation or other consideration in connection with the disclosure of portfolio holdings information.

T. Rowe Price personnel must not selectively disclose to market participants information pertaining to a fund’s underlying securities holdings or transactions unless such information has been publicly disclosed or as discussed above. Any dissemination of non-public information that could be material must occur to all shareholders at the same time and in a forum typically used to disseminate information broadly.

Fund Service Providers

Service Provider	Service
Adobe	Systems Vendor
Algorithmics	Systems Vendor
Barclays	Fixed Income Analytics
Bloomberg	Pricing and Data Vendor
Bloomberg Port	Fixed Income Analytics
BNY Mellon	Middle Office
Broadridge	Printing and Mailing Vendor
Broadridge Systems	Systems Vendor
Charles River	Systems Vendor
COR-FS Ltd.	Systems Vendor
Corporate Communication Group	Printing and Mailing Vendor
DG3	Typesetting Vendor
Donnelley Financial Solutions	Printing and Mailing Vendor
DST Systems	Systems Vendor
DTCC Derivatives Repository Ltd.	Derivatives Reporting Vendor
eVestment Alliance	Systems Vendor
FactSet	Systems Vendor
FTSE Fixed Income LLC	Fixed Income Analytics
FX Transparency	FX Analytics
ICE Data Indices, LLC	INAV Calculation Agent
ISS	Proxy and Systems Vendor
Intercontinental Exchange, Inc.	Fixed Income Analytics
Interactive Data	Pricing and Systems Vendor
Investor Tools, Inc.	Fixed Income Analytics
ITG, Inc.	Pricing and Systems Vendor
Iron Mountain	Records Management Vendor
JPMorgan	[ ]
JW Boarman	Printing Vendor
KPMG	Audit and Tax Services
Lend Amend	Bank Debt Amendment Data Provider and Service
Linedata	Fund Accounting Oversight Platform Vendor
Lionbridge	Translation Vendor
London Stock Exchange Group	Transaction Reporting Vendor
Markit WSO Corporation	Bank Debt Reconciliation, Pricing, and Systems Vendor
MBI Solutions, LLC	Systems Vendor
Merrill Corporation	Printing and Mailing Vendor
Moody’s Analytics	Systems Vendor
MSCI	Investment Risk and Liquidity Analytics Provider
Omgeo LLC	Systems Vendor
Portware, LLC	Systems Vendor
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
RR Donnelley	Systems, Printing, and Mailing Vendor
Refinitiv	Pricing Vendor
SDL	Translation Vendor

Service Provider	Service
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
Solvency Analytics AG	Systems Vendor
SS&C Technologies Holdings	Systems Vendor
Standard & Poor’s	Pricing Vendor
State Street Bank and Trust Company	Transfer Agent, Fund Accounting, Middle Office, Custodian, and [ ]
Style Research	Systems Vendor
Sybase Inc.	Systems Vendor
TriOptima	Derivatives Reconciliation Systems Vendor
Veritas	Records Management Vendor
Veritext Global	Transcription Vendor
WCI Consulting	Systems Vendor
CAPITAL STOCK

The Corporation’s charter authorizes the Board to classify and reclassify any and all shares that are then unissued, including unissued shares of capital stock into any number of series; each series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional series might therefore differ from the shares of the present series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other series in various characteristics. The Board may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any series that the funds have authorized to issue without shareholder approval.

Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the bylaws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the secretary of the Corporation on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least 10% and (b) in the case of a meeting for any other purpose, at least 25%, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.

The series set forth in the following table have been established by the Board under the articles of incorporation of the Corporation. Each series represents a separate pool of assets of the Corporation’s shares and has different objectives and investment policies. Maryland law provides that the debts, liabilities, obligations, and expenses incurred with respect to a particular series are enforceable against the assets associated with that series only. The articles of incorporation also provide that the Board may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Each fund is registered with the SEC under the 1940 Act as an open-end management investment company.

Corporation	Year of Inception
T. Rowe Price Exchange-Traded Funds, Inc. (corporation) T. Rowe Price Blue Chip Growth ETF (series) T. Rowe Price Dividend Growth ETF (series) T. Rowe Price Equity Income ETF (series) T. Rowe Price Growth Stock ETF (series)	2020 2020 2020 2020 2020
PRICING OF SECURITIES

Securities listed or traded on an exchange generally are valued at the last sales price or official closing price of the exchange where the security primarily is traded.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

Debt securities are generally traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices. Exchange-traded options on futures contracts are valued at the closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

Price Funds Investing in Foreign Securities

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transaction.

Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their NAV. As a result, NAVs may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the funds’ portfolio securities may not occur on days when the funds are open.

If the Valuation Committee determines that developments between the close of a foreign market and the close of the NYSE (normally 4 p.m. ET) will affect the value of some or all of a fund’s portfolio securities, that fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the funds’ shares in Creation Units is equal to the funds’ NAV per share or share price. The funds determine their NAV per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV per share of the funds is calculated as of the close of regular trading on the NYSE, normally 4 p.m. ET, every day the NYSE is open for trading. However, the NAV may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Determination of NAV (and the offering, sale, redemption, and purchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds’ shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

INAV In order to provide additional information regarding the indicative value of shares of the funds, the listing exchange or the market data vendor, which is listed in the “Fund Service Providers” section, disseminates each fund’s INAV every 15 seconds through the facilities of the Consolidated Tape Association, or through other widely disseminated means. An independent INAV provider will calculate the INAV for each fund during the listing exchange’s core trading session. A fund’s INAV will represent the fund’s estimated NAV, which will be the value of the fund’s investments (other than cash, cash equivalents, and Treasury securities) (“Portfolio Positions”), on a per share basis. More specifically, an independent INAV provider calculates the INAV for each fund during the listing exchange’s core trading session by dividing the “Intraday Fund Value” (as defined below) as of the time of the calculation by the total number of outstanding shares of that fund. “Intraday Fund Value” is the sum of the fund’s assets, including the amount of cash held in a fund’s portfolio, the amount of accrued assets, such as interest, dividends and distributions owed to a fund, and the value of the securities held in the fund’s portfolio, minus the amount of a fund’s accrued liabilities as of the fund’s previous day’s NAV calculation. The Intraday Fund Value is also based on intraday estimates of securities values. The INAV will be calculated based on the midpoint of the National Best Bid and Offer of a fund’s Portfolio Positions. The INAV for a fund will be calculated by the INAV provider using the portfolio holdings from the previous day, as provided by the custodian prior to the open of trading on the calculation day.

The INAV is intended to include an estimated accrued interest, dividends and other distributions owed to the fund, less expenses. The INAV does not necessarily reflect the precise composition of the current portfolio of securities held by a fund at a particular point in time. Additionally, the quotations and/or valuations of certain of a fund’s holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States, which could affect premiums and discounts between the INAV and the market price of the shares. The funds, T. Rowe Price and their affiliates do not make any warranty as to the accuracy of these calculations. Therefore, a fund’s INAV disseminated during the listing exchange trading hours should not be viewed as a real-time update of the fund’s NAV, which is calculated only once a day, and may not reflect the best possible valuation of a fund’s current portfolio. The INAV does not provide an estimated value of the Proxy Portfolio.

DIVIDENDS AND DISTRIBUTIONS

Dividends and other distributions on shares are distributed on a pro rata basis to beneficial owners of the shares. Dividend payments are made through the Depository Trust Company (“DTC”) Participants and Indirect Participants to beneficial owners then of record with proceeds received from each fund.

Dividend Reinvestment Service The funds do not provide a reinvestment service. Financial intermediaries, at their own discretion, may offer a dividend reinvestment service under which shares are purchased in the secondary market at current market prices. Investors should consult their financial intermediary for further information regarding any dividend reinvestment service offered.

PURCHASE AND REDEMPTION OF CREATION UNITS

General

The Corporation offers, issues and sells shares of each fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the fund’s NAV next determined after receipt of an order in “proper form” (as defined below) on any Business Day. A “Business Day” is generally any day on which the listing exchange is open for business. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the listing exchange is stopped at a time other than its regularly scheduled closing time. For example, on days when an exchange closes earlier than normal, a fund may require orders to be placed earlier in the day. The Corporation reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than a fund’s official closing NAV (as each may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV. The Corporation reserves the right to advance the time by which creation and redemption orders must be received for same Business Day credit as otherwise permitted by the SEC.

The number of shares of a fund that constitute a Creation Unit for such fund is set forth in the fund’s prospectus. In its discretion, the Corporation reserves the right to increase or decrease the number of shares that constitutes a Creation Unit for a fund. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A fund may only issue Creation Units to, or redeem Creation Units from, an Authorized Participant, which is a member or participant of a clearing agency registered with the Commission, which has executed a written agreement with the fund or Distributor that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units (“Participant Agreement”). An Authorized Participant generally is either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System (the “Clearing Process”) of the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC, or (ii) a “DTC Participant,” i.e., eligible to utilize the Fed Book Entry System and/or DTC. Additional information about book entry and DTC as securities depository is in the section, “Book Entry Only System.”

All orders to purchase or redeem Creation Units must be placed by an Authorized Participant. An Authorized Participant may place orders for the creation or redemption of Creation Units through the Clearing Process, the Fed Book-Entry System and/or DTC, subject to the procedures set forth in the Participant Agreement. Pursuant to the terms of its Participant Agreement, an Authorized Participant will agree, and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that the Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component (defined below), together with the transaction fees described below. An Authorized Participant acting on behalf of an investor may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants may make appropriate arrangements with an Authorized Participant to submit orders to purchase or redeem Creation Units of a fund. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of Authorized Participants. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a limited power of attorney under the Participant Agreement.

Purchase (Creations)

Portfolio Deposit The consideration for purchase of a Creation Unit of a fund generally consists of an in-kind deposit of a portfolio of securities, a “Cash Component” defined below, plus any applicable administrative or other transaction fees. Except where the purchase will include cash under the circumstances specified below, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Securities”). The names and quantities of the instruments that constitute the Deposit Securities will be the same as a fund’s designated Proxy Portfolio, except to the extent that the fund requires purchases to be made entirely or in part on a cash basis, as described below or, in a case where the fund’s designated Proxy Portfolio is a broad-based securities index (e.g., the S&P 500), the Deposit Securities for a fund may be an existing ETF which tracks the same broad-based securities index.

If there is a difference between the NAV attributable to a Creation Unit and the aggregate market value of the Deposit Securities exchanged for the Creation Unit, the party conveying instruments with the lower value will also pay to the other an amount in cash equal to that difference (the “Cash Component”). The Cash Component, which is sometimes called the “Balancing Amount,” serves to compensate for any differences between the NAV per Creation Unit and the Deposit Securities. Payment of any stamp duty or other similar fees, taxes, and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

A fund that normally issues and redeems Creation Units in kind may require purchases and redemptions to be made entirely or in part on a cash basis. In such an instance, the fund will announce, before the open of trading on a given Business Day, that all purchases, all redemptions or all purchases and redemptions on that day will be made wholly or partly in cash. A fund may also determine, upon receiving a purchase or redemption order from an Authorized Participant to have the purchase or redemption, as applicable, be made entirely or in part in cash.

Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any fund.

Each Business Day, before the open of trading on the listing exchange, the funds will cause to be published through the NSCC the names and quantities of the instruments comprising the Portfolio Deposit for that day. The published Portfolio Deposit will apply until a new Portfolio Deposit is announced on the following Business Day, and there will be no intra-day changes to the Portfolio Deposit except to correct errors in the published Portfolio Deposit. The Proxy Portfolio will be published each Business Day regardless of whether a fund decides to issue or redeem Creation Units entirely or in part on a cash basis. The identity and number of shares of the Deposit Securities required for a Portfolio Deposit will change as the Proxy Portfolio of the fund changes or corporate action events are reflected within the affected fund from time to time.

The Corporation reserves the right to permit or require an order containing the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added, at its discretion, to the Cash Component to replace one or more Deposit Securities. For example, a cash substitution may be permitted or required for any Deposit Security that (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), (iii) might not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting, or (iv) in certain other situations at the sole discretion of the Corporation. A fund also may permit or require the consideration for Creation Unit Aggregations to consist solely of cash, as described below.

Cash Creations If a fund permits or requires partial or full cash creations, such purchases shall be effected in essentially the same manner as in-kind purchases. In the case of a cash creation, the Authorized Participant must pay the same Cash Component required to be paid by an in-kind purchaser, plus the Deposit Amount (i.e., the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, as described in above).

Trading costs, operational processing costs and brokerage commissions associated with using cash to purchase requisite Deposit Securities will be incurred by a fund and will affect the value of the shares; therefore, such funds may require Authorized Participants to pay transaction fees to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities (see “Creation and Redemption Transaction Fees” below).

Creation Orders

Procedures for Creation of Creation Units The funds will issue and redeem Shares in Creation Units at the NAV per Share next determined after an order in proper form is received. Orders must be transmitted by an Authorized Participant, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. Authorized Participants purchasing Creation Units of funds that invest in domestic equity securities (“Domestic Equity Funds”) may transfer Deposit Securities in one of two ways: (i) through the Clearing Process (see “Placing Creation Orders Using the Clearing Process”), or (ii) with a fund “outside” the Clearing Process through the facilities of DTC (see “Placing Creation Orders Outside the Clearing Process”). The Clearing Process is not currently available for purchases or redemptions of Creation Units of funds that invest in foreign securities (“International Equity Funds”). Accordingly, Authorized Participants submitting creation orders for such funds must effect those transactions outside the Clearing Process, as described further below. The funds are unlikely to invest in securities that require transfer outside the Clearing Process.

Validly submitted orders to purchase or redeem Creation Units on each Business Day will be accepted until the NYSE market close (“Order Cut-Off Time”), generally 4:00 p.m. ET, on the Business Day that the order is placed (“Transmittal Date”). All Creation Unit orders must be received by the Distributor or Transfer Agent no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date. Additionally, on days when the NYSE, the relevant Exchange or the bond markets close earlier than normal, the Corporation may require creation orders to be placed earlier in the day.

Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to the Transfer Agent and the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent, the Distributor or an Authorized Participant. Authorized Participants placing creation orders should afford sufficient time to permit proper submission of the order. Orders effected outside the Clearing Process likely will require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected through the Clearing Process. Authorized Participants placing orders outside the Clearing Process should ascertain all deadlines applicable to DTC and the Federal Reserve Bank wire system. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (see “Creation and Redemption Transaction Fees” below).

A creation order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than the fund’s specified Order Cut-Off Time on the Transmittal Date, and (ii) arrangements satisfactory to the applicable fund are in place for payment of the Cash Component and any other cash amounts which may be due, and (iii) all other procedures regarding placement of a creation order set forth in the Participant Agreement are properly followed. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.

All questions as to the number of shares of each security in the Deposit Securities to be delivered, and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any securities to be delivered shall be determined by each fund, and such fund’s determination shall be final and binding.

Placing Creation Orders Using the Clearing Process The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Portfolio Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit, on behalf of the Participating Party, such trade instructions to the NSCC as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions, the Participating Party agrees to deliver the Portfolio Deposit to the Transfer Agent, together with such additional information as may be required by the Distributor.

Placing Creation Orders Outside the Clearing Process Portfolio Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a creation order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation instead will be effected through a transfer of securities and cash directly through DTC.

Authorized Participants purchasing Creation Units of shares of International Equity Funds must have international trading capabilities. Once the Custodian has been notified of an order to purchase Creation Units of an International Equity Fund, it will provide such information to the relevant sub-custodian(s) of each such fund. The Custodian shall then cause the sub-custodian(s) of each such fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Portfolio Deposit. Deposit Securities must be maintained by the applicable local sub-custodian(s).

Acceptance of Creation Orders Using the Clearing Process, the Transfer Agent will deliver to the Authorized Participant a confirmation of acceptance of a creation order within 15 minutes of the receipt of a submission received in proper form. Outside of using the Clearing Process, the Authorized Participant will receive an acknowledgment of the creation order acceptance. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance, subject to the conditions below.

The Corporation reserves the absolute right to reject revoke a creation order transmitted to it by the Distributor in respect of a fund if: (i) the order is not in proper form; (ii) the investor(s) (including Authorized Participant, any beneficial owners, or group of related beneficial owners), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of that fund; (iii) the Deposit Securities or Deposit Cash, as applicable, delivered are not as disseminated through the facilities of the NSCC for that date by the Custodian; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; (v) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Portfolio Deposit would otherwise, in the discretion of the Corporation or the Adviser have an adverse effect on the Corporation or the rights of Beneficial Owners; or (vii) there exist circumstances outside the control of the Corporation that make it impossible to process creation orders for all practical purposes. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Corporation, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Transfer Agent, a sub-custodian or any other participant in the creation process, and similar extraordinary events. The Transfer Agent shall notify a prospective purchaser of a Creation Unit (and/or the Authorized Participant acting on its behalf) of the rejection of such creation order. The Corporation, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable fund of the Deposit Securities as well as payment of the Cash Component have been completed.

Notwithstanding the foregoing, a fund may issue Creation Units to an Authorized Participant, notwithstanding the fact that the corresponding Portfolio Deposit has not been delivered in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible. To secure such undertaking, the Authorized Participant must deposit and maintain cash collateral in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 115% of the market value of the undelivered Deposit Securities. In such circumstances, the creation order shall be deemed to be received on the Transmittal Date, provided that (i) such order is placed in proper form prior to the Order Cut-Off Time, and (ii) requisite federal funds in an appropriate amount are delivered by certain deadlines on the contractual settlement date, as set forth in such Participant Agreement. If such order is not placed in proper form prior to the Order Cut-Off Time, and/or all other deadlines and conditions set forth in the Participant Agreement relating to such additional deposits are not met, then the order may be deemed to be canceled or rejected, and the Authorized Participant shall be liable to the fund for losses, if any, resulting therefrom. The Corporation may use such collateral at any time to buy Deposit Securities for the funds, and the Authorized Participant agrees to accept liability for any shortfall between the cost to the Corporation of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Corporation at such time, and in such manner, as the Corporation may determine in its sole discretion.

Using the Clearing Process An Authorized Participant that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities expected to be delivered through NSCC, and (ii) the Cash Component, if any, to the Transfer Agent by means of the Corporation’s Clearing Process. In each case, the delivery must occur by the “regular way” settlement date – i.e., generally, the second Business Day following the Transmittal Date (“T+2”). At that time, the Transfer Agent shall initiate procedures to transfer the requisite shares and the Cash Component, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+2). In addition, any Transaction Fees obligations must be satisfied.

Outside the Clearing Process—Domestic Equity Funds An Authorized Participant that is a DTC Participant that orders a creation outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities through DTC, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system or DTC. Such Deposit Securities must be received by the Transfer Agent by 11:00 a.m., Eastern time on the “regular way” settlement date (i.e., T+2), while the Cash Component must be received by 2:00 p.m., Eastern time on that same date. Otherwise, the creation order shall be canceled or rejected. For creation units issued principally for cash (as discussed above), the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date (as defined below). At that time, the Transfer Agent shall initiate procedures to transfer the requisite shares through DTC and the Cash Component, if any, through the Federal Reserve Bank wire system so as to be received by the purchaser no later than T+2 (except as otherwise set forth in the Participant Agreement).

Outside the Clearing Process—International Equity Funds Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian on or before 11 a.m., Eastern time, on the Contractual Settlement Date. The “Contractual Settlement Date” is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Corporation and (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction where any of the securities of the relevant fund are customarily traded. The Authorized Participant also must make available by the Contractual Settlement Date funds estimated by the Corporation to be sufficient to pay the Cash Component, if any. For Creation Units issued principally for cash, the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date. When the sub-custodian confirms to the Custodian that the required securities included in the Portfolio Deposit (or, when permitted in the sole discretion of the Corporation, the cash value thereof) have been delivered to the account of the relevant sub-custodian, the Custodian shall notify the Distributor and Transfer Agent, and the Corporation will issue and cause the delivery of the Creation Unit of shares via DTC so as to be received by the purchaser no later than T+2.

Creation and Redemption Transaction Fees

The funds may recoup the settlement and other transaction costs by imposing a transaction fee on purchasing or redeeming Creation Units (“Transaction Fee”). Authorized Participants will be required to pay a Transaction Fee for the purchase or redemption of a Creation Unit on a given day regardless of the number of Creation Units created or redeemed on that day. Transaction Fees may differ for each fund. The funds reserve the right to adjust any Transaction Fee upon reasonable advance notice to the Authorized Participants.

Fund	Transaction Fee	Maximum Transaction Fee
T. Rowe Price Blue Chip Growth ETF	$[ ]	$[ ]
T. Rowe Price Dividend Growth ETF	$[ ]	$[ ]
T. Rowe Price Growth Stock ETF	$[ ]	$[ ]
T. Rowe Price Equity Income ETF	$[ ]	$[ ]

Additionally, the Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a fund and are charged to defray the transaction cost to a fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Corporation and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.

Redemptions

Fund Securities Shares may be redeemed only by Authorized Participants at their NAV per share next determined after receipt by the Distributor of a redemption request in proper form. A fund will not redeem shares in amounts less than a Creation Unit. Beneficial Owners of shares may sell their shares in the secondary market, but they must accumulate enough shares to constitute a Creation Unit to redeem those shares with a fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.

Except where the redemption will include cash under the circumstances specified below, shareholders redeeming their shares will receive an in-kind transfer of specified instruments (“Fund Securities”). The names and quantities of the instruments that constitute the Fund Securities for a fund will be the same as the fund’s designated Proxy Portfolio, except to the extent that the fund requires purchases and redemptions to be made entirely or in part on a cash basis, as described below or, in a case where the fund’s designated Proxy Portfolio is a broad-based securities index (e.g., the S&P 500), the Deposit Securities and the Fund Securities for a fund may be an existing ETF which tracks the same broad-based securities index. In addition, the Corporation reserves the right to permit or require an amount of cash to be added, at its discretion, to the Cash Redemption Amount to replace one or more Fund Securities.

The redemption proceeds for a Creation Unit generally consist of the Fund Securities, plus or minus an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”), representing an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the total aggregate market value of the Fund Securities, less any applicable Transaction Fees, as discussed above. The Cash Redemption Amount is calculated in the same manner as the Cash Component. To the extent that the Fund Securities have a value greater than the NAV of the shares being redeemed, a Cash Redemption Amount payment equal to the differential is required to be paid by the redeeming shareholder.

Each fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the applicable exchange, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day, as well as the Cash Redemption Amount. Such Fund Securities and the corresponding Cash Redemption Amount are applicable to effect redemptions of Creation Units of a fund until such time as the next-announced composition of the Fund Securities and Cash Redemption Amount is made available.

Cash Redemptions Certain funds (as set forth in the prospectus) generally will pay out the proceeds of redemptions of Creation Units partially or principally for cash (or through any combination of cash and Fund Securities). In addition, an Authorized Participant may request a redemption in cash that a fund may, in its sole discretion, permit. In either case, the Authorized Participant will receive a cash payment in an amount equal to the NAV of its shares next determined after a redemption request is received (less any redemption transaction fees imposed, as specified above).

Redemptions of shares will be subject to compliance with applicable federal and state securities laws and each fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Corporation could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Procedures for Redemption of Creation Units Orders must be transmitted by an Authorized Participant, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. Authorized Participants seeking to redeem shares of Domestic Equity Funds may transfer Creation Units through the Clearing Process (see “Placing Redemption Requests Using the Clearing Process”) or outside the Clearing Process through the facilities of DTC (see “Placing Redemption Requests Outside the Clearing Process”). As noted above, the Clearing Process is not currently available for redemptions of Creation Units of International Equity Funds; accordingly, Authorized Participants seeking to redeem shares of such funds must effect such transactions outside the Clearing Process.

Validly submitted orders to redeem Creation Units on each Business Day will be accepted until the Order Cut-Off Time on the Business Day that the order is placed. All Creation Unit orders must be received by the Distributor no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date. When the listing exchange closes earlier than normal, a fund may require orders for Creation Units to be placed earlier in the Business Day.

A redemption request will be considered to be in “proper form” if (i) a duly completed request form is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor at the specified Order Cut-Off Time, and (ii) arrangements satisfactory to the fund are in place for the Authorized Participant to transfer or cause to be transferred to the fund the Creation Unit of such fund being redeemed on or before contractual settlement of the redemption request.

As discussed, a redeeming investor will pay a Transaction Fee to offset the fund’s trading costs, operational processing costs, brokerage commissions and other similar costs incurred in transferring the Fund Securities from its account to the account of the redeeming investor. An entity redeeming shares in Creation Units outside the Clearing Process may be required to pay a higher Transaction Fee than would have been charged had the redemption been effected through the Clearing Process. A redeeming investor receiving cash in lieu of one or more Fund Securities may also be assessed a higher transaction fee on the cash in lieu portion. This higher Transaction Fee will be assessed in the same manner as the Transaction Fee incurred in purchasing Creation Units.

Redemption Requests

Placing Redemption Requests Using the Clearing Process Requests to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement.

Placing Redemption Requests Outside the Clearing Process Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a redemption order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption instead will be effected through a transfer of fund shares directly through the DTC.

In the case of shares of International Equity Funds, upon redemption of Creation Units and taking delivery of the Fund Securities into the account of the redeeming shareholder or an Authorized Participant acting on behalf of such investor, such person must maintain appropriate custody arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of such Fund Securities are customarily traded.

Acceptance of Redemption Requests The Transfer Agent will deliver to the Authorized Participant a confirmation of acceptance of a request to redeem shares in Creation Units within 15 minutes of the receipt of a submission received in proper form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a fund or determination of a fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Issuance of Fund Securities

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Distributor, on behalf of the fund, by the closing time of the regular trading session on the Exchange on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to 115% of the market value of the missing shares. The Corporation may use such collateral at any time to purchase the missing shares, and will subject the Authorized Participant to liability for any shortfall between the cost of the fund acquiring such shares and the value of the collateral, which may be sold by the Corporation at such time, and in such manner, as the Corporation may determine in its sole discretion.

Using the Clearing Process An Authorized Participant that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite shares, and (ii) the Cash Redemption Amount, if any, to the Transfer Agent by means of the Corporation’s Clearing Process. In each case, the delivery must occur by the “regular way” settlement date (i.e., T+2). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+2).

Outside the Clearing Process—Domestic Equity Funds An Authorized Participant that is a DTC Participant making an redemption request outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite shares through DTC, and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system. Such shares and Cash Redemption Amount must be received by the Transfer Agent by 11:00 a.m., Eastern time on the Contractual Settlement Date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received no later than T+2 (except as otherwise set forth in the Participant Agreement).

Outside the Clearing Process—International Equity Funds A redeeming Authorized Participant must maintain appropriate securities broker-dealer, bank or other custody arrangements to which account such in-kind redemption proceeds will be delivered. If neither the redeeming beneficial owner nor the Authorized Participant acting on its behalf has appropriate arrangements to take delivery of the Fund Securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the beneficial owner will be required to receive its redemption proceeds in cash.

Arrangements satisfactory to the Corporation must be in place for the Authorized Participant to transfer Creation Units through DTC on or before the settlement date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the custodial network and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received no later than T+2. However, the schedule of holidays in certain countries may cause the delivery of in-kind redemption proceeds to take longer than T+2. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

Regular Holidays

A fund may effect deliveries of Creation Units and Fund Securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Corporation to effect in-kind creations and redemptions on a T+2 basis is subject, among other things, to the condition that, in the time between the order date and the delivery date, there are no days that are holidays in an applicable foreign market. For every occurrence of one or more such intervening holidays that are not holidays observed in the U.S., the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent a fund from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring Fund Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some funds in certain circumstances.

TAX STATUS

The tax discussion in the prospectus and this SAI provides only a brief summary of some of the tax consequences affecting the funds and the shareholders of the funds in general under the U.S. federal income tax law. You may also be subject to foreign, state, and local laws, which are not discussed here. No attempt has been made to discuss tax consequences specifically applicable to any particular shareholder. You should discuss with your tax advisor to determine tax consequences applicable to you and your investments.

Taxation of the Funds

The funds intend to qualify as “regulated investment companies” under Subchapter M of the Code. If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund’s distributions, to the extent made out of the fund’s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund’s distributions may qualify for taxation at a reduced rate for non-corporate shareholders and for the deduction for dividends received by corporations; and (4) foreign tax credits and qualified REIT dividends, as explained in “Taxation of Fund Shareholders” below, would not “pass through” to shareholders. A fund may avoid losing its qualification as a regulated investment company under certain circumstances by using remedies provided in the Code, but such remedies may still result in a significant tax penalty to the fund.

To be entitled to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. The investment company taxable income may include income required to be accrued before the fund receives cash associated with such income (for example, an original issue discount or market discount associated with debt obligations) and income or gains allocated from an investment in a partnership. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income, including any accrued income, and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. In some cases, a fund may have to make additional dividend distributions on subsequently determined undistributed income for a prior tax year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares. If a fund is not able to meet the distribution requirements, the fund may have to pay tax on the undistributed income.

Taxation of Fund Shareholders

For individual shareholders, a portion of the funds’ ordinary dividends representing “qualified dividend income” may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. “Qualified dividend income” is composed of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends on nonqualified foreign corporations, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by bond, international, and money funds are expected to qualify for this lower rate.

For taxable years beginning after December 31, 2017 and before January 1, 2026, certain taxpayers, such as individuals, trusts and estates, may be eligible to claim, subject to limitations, a 20% federal income tax deduction for certain qualified business income, including “qualified REIT dividends” from real estate investment trusts (REITs) and “qualified publicly traded partnership income” from publicly traded partnerships (PTPs). For qualified REIT dividends and qualified publicly traded partnership income derived by the funds, the Code, however, does not currently have a provision permitting the funds to pass through the qualified REIT dividends or qualified publicly traded partnership income to their shareholders. In January of 2019, the IRS published interim guidance allowing mutual funds to pass through qualified REIT dividends to their shareholders in accordance with the interim guidance while it continues to consider whether mutual funds can pass through qualified publicly traded partnership income. Based on such interim guidance, a fund that decides to pass through the qualified REIT dividends will report such dividends to its shareholders in accordance with the IRS requirements. Due to the lack of IRS guidance on qualified publicly traded partnership income, a fund that invests directly or indirectly in PTPs will not pass through any qualified publicly traded partnership income derived by the fund. As a result, investors that invest directly in PTPs may be entitled to this 20% deduction for qualified publicly traded partnership income while shareholders in a fund that invests directly or indirectly in PTPs will not be entitled to this 20% deduction for qualified publicly traded partnership income derived by the fund.

For corporate shareholders, a portion of the funds’ ordinary dividends may be eligible for the deduction for dividends received by corporations to the extent the funds’ income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, dividends received from certain foreign corporations, and dividends on stocks the funds have not held for more than 45 days during the 91-day period beginning 45 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds’ dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds’ dividends. Little, if any, of the ordinary dividends paid by the bond, international, and money funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend declared by the fund in October, November, or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Such dividends will not be eligible for the dividends received deduction. Dividends and distributions paid by a fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Special rules apply, however, to regular dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals, provided that the individual receiving the dividend satisfies certain holding period and other requirements.

The funds may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in NAV. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the IRS could challenge the funds’ equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the funds.

At the time of your purchase of shares, the funds’ NAV may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carryovers, if any. For federal income tax purposes, the funds are permitted to carry forward any net realized capital losses indefinitely and use such losses, subject to applicable limitations, to offset net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

However, the amount of capital losses that can be carried forward and used in any single year may be limited if a fund experiences an “ownership change” within the meaning of Section 382 of the Code. An ownership change generally results when the shareholders owning 5% or more of the fund increase their aggregate holdings by more than 50 percentage points over a three-year period. An increase in the amount of taxable gains distributed to a fund’s shareholders could result from an ownership change. The Price Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions. Moreover, because of circumstances beyond a fund’s control, there can be no assurance that a fund will not experience, or has not already experienced, an ownership change.

Upon the sale of your shares in a fund, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. A redemption of shares by a fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in your hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.

A 3.8% net investment income tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

Taxation of Foreign Shareholders

Foreign shareholders may be subject to U.S. tax on the sale of shares in any fund, or on distributions of ordinary income and/or capital gains realized by a fund, depending on a number of factors, including the foreign shareholder’s country of tax residence, its other U.S. operations (if any), and the nature of the distribution received. Foreign shareholders should consult their own tax adviser to determine the precise U.S. and local tax consequences to an investment in any fund.

A 30% withholding tax is currently imposed on all or a portion of any dividends paid, but not on gross proceeds from a fund redemption (until further guidance to the contrary is issued by the U.S. government), to: (i) foreign financial institutions, including non-U.S. investment funds and trusts, unless they agree to collect and disclose to the IRS, or in certain cases to their country of residence, information regarding their direct and indirect U.S. account holders or are exempt from these requirements and certify as such and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, nonexempt foreign financial institutions will need to enter into agreements with the IRS (unless resident in a country that provides for an alternative regime through an intergovernmental agreement with the U.S.) stipulating that they will provide the IRS with certain information (including name, address, and taxpayer identification number) for direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, and agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information. Other foreign entities will need to provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.

Certain properly reported distributions of qualifying interest income or short-term capital gain made by a fund to its foreign shareholders are exempt from U.S. withholding tax, provided such foreign shareholders furnish valid tax documentation certifying such foreign shareholders’ non-U.S. status. A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. For some funds, T. Rowe Price may choose to report qualifying distributions and apply the withholding tax exemption to those distributions when made to foreign shareholders investing in a fund. You should check with your intermediary whether any withholding tax would be applied to such distributions. For other funds, T. Rowe Price may choose not to report qualifying distributions or apply the withholding tax exemption to qualifying fund distributions made to foreign shareholders. A foreign shareholder subject to withholding tax on the qualifying fund distributions may have to file a U.S. federal income tax return to reclaim such withholding tax directly from the IRS.

Foreign Income Taxes

Income received by the funds from sources within various foreign countries may be subject to foreign income taxes. Under the Code, if more than 50% of the value of the funds’ total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to “pass through” to the funds’ shareholders any eligible foreign income taxes paid by the funds. Certain funds of funds may also be able to pass through foreign taxes paid by other mutual funds in which they are invested if at least 50% of the value of the funds’ total assets at the end of each fiscal quarter comprises interests in such regulated investment companies. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign income taxes paid by the funds; (2) treat their pro-rata share of foreign income taxes as paid by them; and (3) either deduct their pro-rata share of foreign income taxes in computing their taxable income or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign income taxes may only be claimed by a shareholder who itemizes deductions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds’ taxable year.

Passive Foreign Investment Companies

The funds may purchase, directly or indirectly, the securities of certain foreign investment funds or trusts, called “passive foreign investment companies” for U.S. tax purposes. Sometimes such investments are the only or primary way to invest in companies in certain countries. Some or all of the capital gains on the sale of such holdings may be considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and/or an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and/or interest, the funds may treat these securities, when possible, as sold on the last day of each of their fiscal years and to recognize any gains for tax purposes at that time; deductions for losses may be allowable only to the extent of any gains resulting from these deemed sales in prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

Investing in Mortgage Entities

Special tax rules may apply to the funds’ investments in entities that invest in or finance mortgage debt. Such investments include residual interests in real estate mortgage investment conduits and interests in a REIT that qualifies as a taxable mortgage pool under the Code or has a qualified REIT subsidiary that is a taxable mortgage pool under the Code. Although it is the practice of the funds not to make such investments, there is no guarantee that the funds will be able to sustain this practice or avoid an inadvertent investment.

Such investments may result in the funds receiving excess inclusion income (“EII”) in which case a portion of its distributions will be characterized as EII and shareholders receiving such distributions, including shares held through nominee accounts, will be deemed to have received EII. This can result in the funds being required to pay tax on the portion allocated to disqualified organizations: certain cooperatives, agencies or instrumentalities of a government or international organization, and tax-exempt organizations that are not subject to tax on unrelated business taxable income. In addition, such amounts will be treated as unrelated business taxable income to tax-exempt organizations that are not disqualified organizations and will be subject to a 30% withholding tax for shareholders who are not U.S. persons, notwithstanding any exemptions or rate reductions in any relevant tax treaties.

Taxation of Certain Derivatives

For tax information on certain derivatives, such as options, futures, and forward foreign exchange contracts, please see the “Federal Tax Treatment of Certain Derivatives” section in this SAI.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units may realize a gain or loss equal to the difference between the fair market value of the Creation Units at the time of purchase and the sum of the Authorized Participant’s cost basis in the securities transferred plus any cash paid.

An Authorized Participant that exchanges Creation Units for securities may realize a gain or loss equal to the difference between the Authorized Participant’s cost basis in the Creation Units and the sum of the fair market value of the securities plus any cash received.

Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax advisor.

BOOK ENTRY ONLY SYSTEM

The DTC acts as securities depositary for the shares. Shares of each fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Corporation and DTC, DTC is required to make available to the Corporation upon request and for a fee to be charged to the Corporation a listing of the shares of each fund held by each DTC Participant. The Corporation, either directly or through a third party service, shall inquire of each such DTC Participant as to the number of beneficial owners holding shares, directly or indirectly, through such DTC Participant. The Corporation, either directly or through a third party service, shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such beneficial owners. In addition, the Corporation shall pay to each such DTC Participant and/or third party service a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and beneficial owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Corporation has no responsibility or liability for any aspects of the records relating to or notices to beneficial owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Corporation and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Corporation shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Corporation makes other arrangements with respect thereto satisfactory to the listing exchange.

PROXY VOTING POLICIES

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the Price Funds, as well as other managed funds and institutional and private counsel clients who have delegated such responsibility to T. Rowe Price.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major proxy voting issues, creates guidelines, and oversees the voting process. The Proxy Committee, comprised of portfolio managers, investment analysts, operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In establishing our proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by an outside proxy advisor, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio managers decide how to vote on the proxy proposals of companies held in their portfolios. Because portfolio managers may have differences of opinion on portfolio companies and their unique governance issues, the Price Funds may cast different votes at the same shareholder meeting. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services (“ISS”), an expert in the proxy voting and corporate governance area, to provide fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution and reporting for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders, or where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s Board of Directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and Board of Directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its Board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available through troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors

For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key Board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe Boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their Board duties due to their commitments to other Boards. We may vote against certain directors who have served on company Boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all Board members annually because Boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen Boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire Board if it fails to implement shareholder proposals that receive majority support.

Antitakeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes antitakeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such antitakeover mechanisms may include a classified Boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues

T. Rowe Price’s goal is to ensure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives or contain the potential for excessive dilution relative to the company’s peers. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a screen that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s Say-on-Pay vote in consecutive years.

Mergers and Acquisitions

T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We oppose a high proportion of proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions if we conclude these arrangements reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues

T. Rowe Price analyzes corporate responsibility issues on a case-by-case basis utilizing research from ISS, company filings and sustainability reports, research from other investors and nongovernmental organizations, our internal industry research analysts, and our internal responsible investment specialists. T. Rowe Price generally votes with a company’s management on social, environmental, and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations that have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by Price Fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities.

Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Index Fund

Specific Conflict of Interest Situations

Voting of T. Rowe Price Group, Inc., common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (in this section, each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro-rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.

Proxy Vote Disclosure

The Price Funds make broad disclosure of their proxy votes on troweprice.com and on the SEC’s Internet site at sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

FEDERAL REGISTRATION OF SHARES

The funds’ shares are registered for sale under the 1933 Act. Registration of the funds’ shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

LEGAL COUNSEL

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

FINANCIAL STATEMENTS

[to be included in subsequent amendment]

PART C

OTHER INFORMATION

Item 28. Exhibits

(a) Articles of Incorporation of Registrant, dated July 29, 2019

(b) By-Laws of Registrant

(c) Inapplicable

(d) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated October 29, 2019

(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated July 31, 2019

(f) Inapplicable

(g) Custody Agreements

(g)(1) Custodian Agreement between the Registrant and State Street Bank and Trust Company (to be filed by amendment)

(h) Other Agreements

(h)(1) Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Registrant (to be filed by amendment)

(h)(2) Administration Agreement between State Street Bank and Company and the Registrant (to be filed by amendment)

(h)(3) Form of Authorized Participant Agreement to be used by T. Rowe Price Investment Services, Inc.

(i) Legal Opinion

(j) Other Opinions

(j)(1) Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

(j)(2) Power of Attorney

(k) Inapplicable

(l) Inapplicable

(m) Inapplicable

(n) Inapplicable

(p) Code of Ethics and Conduct, dated September 1, 2018

Item 29. Persons Controlled by or Under Common Control With Registrant

None

Item 30. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. (“Manager”), and its subsidiaries and affiliates as listed in Item 31 of this Registration Statement and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant’s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys’ fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation’s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“Disabling Conduct”).

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

 (i) the vote of a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a) the Indemnitee provides a security for his undertaking; or

(b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

 (i) a majority of a quorum of directors who are neither “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

 (ii) an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. (“T. Rowe Price Group”), is a Maryland corporation formed in 2000 as a holding company for the T. Rowe Price affiliated companies. T. Rowe Price Group is an independent asset management firm that is committed to serving the needs of investors worldwide. T. Rowe Price Group owns 100% of the stock of T. Rowe Price Associates, Inc. and is the direct or indirect owner of multiple subsidiaries.

T. Rowe Price Associates, Inc. (“Price Associates”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including managing private counsel client accounts, serving as adviser and subadviser to U.S. and foreign registered investment companies, and providing investment advice to T. Rowe Price Trust Company as trustee of several Maryland-registered domestic common trust funds. Price Associates is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price International Ltd (“Price International”), a wholly owned subsidiary of Price Associates, was originally organized in 2000 as a United Kingdom limited company. Price International sponsors and serves as adviser to foreign collective investment schemes and is responsible for marketing and client servicing for non-U.S. clients. Price International provides investment management services to registered investment companies and other institutional investors, and acts as sponsor, investment manager, and primary distributor of collective investment schemes domiciled in Luxembourg. Price International may delegate investment management responsibilities to Price Associates, T. Rowe Price Hong Kong Limited, T. Rowe Price Singapore Private Ltd, T. Rowe Price Japan, Inc., and/or T. Rowe Price Australia Limited (each a “Price Investment Adviser”), and a Price Investment Adviser may delegate investment management responsibilities to Price International. Price International is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is also authorized and regulated by the United Kingdom Financial Conduct Authority and licensed by other global regulators.

T. Rowe Price Hong Kong Limited (“Price Hong Kong”), a wholly owned subsidiary of Price International, was organized as a Hong Kong limited company in 2010. Price Hong Kong is responsible for marketing and client servicing of clients based in Hong Kong and certain Asian countries. Price Hong Kong serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Hong Kong may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Hong Kong may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Hong Kong. Price Hong Kong is licensed with the Securities and Futures Commission and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Singapore Private Ltd. (“Price Singapore”), a wholly owned subsidiary of Price International, was organized as a Singapore limited private company in 2010. Price Singapore is responsible for marketing and client servicing of clients based in Singapore and certain other Asian countries. Price Singapore serves as adviser to T. Rowe Price Trust Company, as trustee, of several Maryland-registered domestic common trust funds, and serves as a sub-distributor of collective investment schemes domiciled in Luxembourg. Price Singapore may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Singapore may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Singapore. Price Singapore holds a Capital Markets Service License in Fund Management with the Monetary Authority of Singapore and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Japan, Inc. (“Price Japan”), a wholly owned subsidiary of Price International, was organized as a Japanese private company in 2017. Price Japan is responsible for marketing and client servicing of clients based in Japan. Price Japan may serve as adviser to the Trust Company as trustee of several Maryland-registered domestic common trust funds and may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Japan may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Japan. Price Japan is registered with the Japan Financial Services Agency to carry out investment management business, and with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Australia Limited (“Price Australia”), a wholly owned subsidiary of Price International, was organized as an Australian public company limited by shares in 2017. Price Australia is responsible for marketing and client servicing of clients based in Australia and New Zealand. Price Australia may serve as adviser to Trust Company as trustee of several Maryland-registered domestic common trust funds and may also serve as an adviser and subadviser to registered investment companies, institutional clients, and certain commingled products. Price Australia may delegate investment management responsibilities to a Price Investment Adviser, and a Price Investment Adviser may delegate investment management responsibilities to Price Australia. Price Australia holds an Australian Financial Services License with the Australian Securities and Investments Commission and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price (Switzerland) GmbH, a wholly owned subsidiary of Price International, was organized as a Swiss limited company in 2011. It is licensed by the Swiss Financial Market Supervisory Authority FINMA to distribute collective investment schemes. T. Rowe Price (Switzerland) GmbH is responsible for marketing and client servicing for institutional clients.

T. Rowe Price Investment Services, Inc. (“Investment Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor of the registered investment companies for which Price Associates serves as sponsor and investment adviser (the “Price Funds”). Investment Services also serves as distributor of interests in certain section 529 college savings plans managed by Price Associates. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services’ Brokerage Division acts as an introducing broker-dealer for customers who want to buy and sell individual securities.

T. Rowe Price Services, Inc. (“Price Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds and section 529 college savings plans, and shareholder services to certain affiliates of Price Associates. Price Associates is registered as a transfer agent under the Securities Exchange Act of 1934.

T. Rowe Price Retirement Plan Services, Inc. (“Retirement Plan Services”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991. Retirement Plan Services provides administrative and recordkeeping services to employee benefit plan clients. Retirement Plan Services is registered as a transfer agent under the Securities Exchange Act of 1934.

T. Rowe Price Trust Company (“Trust Company”), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Maryland-chartered limited-service trust company for providing fiduciary services. Under its charter, the Trust Company is not permitted to accept deposits or make commercial loans. The Trust Company serves as directed trustee and/or custodian for certain retirement plans and accounts, including Price Fund individual retirement accounts and certain pre-approved retirement plans offered through Trust Company affiliates. The Trust Company has established and maintains common trust funds (also known as collective investment funds) that are available to qualified and government retirement plans.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 and is an owner of investment interests in certain outside corporate entities.

T. Rowe Price (Canada), Inc. (“Price Canada”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988. Price Canada provides advisory services to institutional clients residing in Canada and delegates investment management services to other Price Investment Advisers. Price Canada is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as well as Ontario, Manitoba, British Columbia, Alberta, Nova Scotia, Newfoundland and Labrador, and New Brunswick Securities Commissions, the Saskatchewan Financial Services Commission, the Autorite des Marches Financiers in Quebec, and the Office of the Superintendent of Securities in Prince Edward Island.

TRP Suburban, Inc. (“TRP Suburban”), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Office Florida, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2009 to primarily engage in the development and ownership of real property located in Tampa, Florida.

T. Rowe Price Advisory Services, Inc., (“Advisory Services”), a wholly owned subsidiary of T. Rowe Price Group, was incorporated in Maryland in 2000. Advisory Services provides investment advisory services to individuals, including shareholders of the Price Funds. Advisory Services is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, and

T. Rowe Price (Luxembourg) Management SÀRL (“SÀRL”), a wholly owned subsidiary of Price International, was organized as a société à responsabilité limitée in Luxembourg in 1990. SÀRL acts as the management company and is charged with the administration and management of certain Luxembourg funds, a UK fund and a Cayman fund. SÀRL is regulated by the Commission de Surveillance du Secteur Financier. SÀRL outsources functions associated with such administration and management.

T. Rowe Price UK Limited (“Price UK”), a wholly owned subsidiary of Price International, was organized as a private limited company in England and Wales in 2018. Price UK will serve as the authorized corporate director of an open-ended investment company fund in the United Kingdom. Price UK is authorized by the United Kingdom Financial Conduct Authority to act as an investment fund management company.

Directors of T. Rowe Price Group

Listed below are the directors and executive officers of T. Rowe Price Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates. The business address for each is 100 East Pratt Street, Baltimore, MD 21202

Mark S. Bartlett, Director of T. Rowe Price Group. Mr. Bartlett has been an independent director of Price Group since 2013 and serves as chair of the Audit Committee and as a member of the Executive Compensation and Management Development Committee. Until retiring in 2012, Mr. Bartlett was a partner at Ernst & Young, serving as managing partner of the firm’s Baltimore office and senior client service partner for the mid-Atlantic region. Mr. Bartlett began his career at Ernst & Young in 1972 and has extensive experience in financial services, as well as other industries. Mr. Bartlett received his B.S. from West Virginia University and attended the Executive Program at the Kellogg School of Business at Northwestern University. He also earned the designation of certified public accountant. Mr. Bartlett is a member of the board of directors and chair of the audit committee of both Rexnord Corporation and Williams Scotsman. He is also a member of the nominating and corporate governance committee of Williams Scotsman. He also serves as a member of the board of directors and a member of the audit committee of FTI Consulting, Inc.

Mary K. Bush, Director of T. Rowe Price Group. Ms. Bush has been an independent director of Price Group since 2012 and serves on the Executive Compensation and Management Development Committee and the Nominating and Corporate Governance Committee. She has served as the chairman of Bush International, LLC, an advisor to U.S. corporations and foreign governments on international capital markets and strategic business and economic matters, since 1991. Earlier in her career, she managed global banking and corporate finance relationships at New York money center banks including Citibank, Banker’s Trust, and Chase. Ms. Bush holds an M.B.A. from the University of Chicago and a B.A. in economics and political science from Fisk University. Ms. Bush is a member of the board of directors, risk oversight committee, and nominating and corporate governance committee of Discover Financial Services; a member of the board of directors, audit and compensation committees, and chair of the retirement plan committee of ManTech International Corporation; a member of the board of directors, audit committee, and compensation committee of Marriott International; and a member of the board of directors and chair of the audit committee for Bloom Energy. Ms. Bush also was a director of the Pioneer Family of Mutual Funds from 1997 to 2012 and UAL Corporation from 2006 to 2010. Ms. Bush brings to our Board extensive financial and governmental affairs experience, her knowledge of corporate governance and financial oversight gained from her membership on the boards of other public companies, knowledge of public policy matters, and her significant experience providing strategic advisory services in the financial and international arenas.

Dina Dublon, Director of T. Rowe Price Group. Dina Dublon was the Executive Vice President and Chief Financial Officer of JPMorgan Chase & Co., from 1998 until her retirement in 2004. Ms. Dublon previously held numerous positions at JPMorgan Chase & Co. and its predecessor companies, including corporate treasurer, managing director of the financial institutions division and head of asset liability management. Ms. Dublon has served as a director of PepsiCo, Inc. since 2005, where she serves as the Chair of the Public Policy and Sustainability Committee and a member of the Compensation Committee. She previously served as chair of Audit Committee. From 2002 to 2017 she served as a director of Accenture PLC, from 2013 to 2018 as a director of Deutsche Bank AG, from 2005 to 2014 as a director of Microsoft Corporation, and from 1999 to 2002 as a director of Hartford Financial Services Group, Inc. Ms. Dublon has also served on the board of overseers of Columbia University’s Mailman School of Public Health since 2018 and previously served on the faculty of Harvard Business School and on the boards of several non-profit organizations, including the Women’s Refugee Commission and Global Fund for Women. Ms. Dublon received her B.A. from Hebrew University of Jerusalem and her M.S. from Carnegie Mellon University.

Freeman A. Hrabowski, III, Director of T. Rowe Price Group. Dr. Hrabowski has been an independent director of Price Group since 2013 and serves on the Audit Committee and Executive Compensation and Management Development Committee. He has served as president of the University of Maryland, Baltimore County (UMBC), since 1992. His research and publications focus on science and math education, with special emphasis on minority participation and performance. He is also a leading advocate for greater diversity in higher education. He serves as a consultant to the National Science Foundation, the National Institutes of Health, the National Academies, and universities and school systems nationally. Dr. Hrabowski holds a Ph.D. in higher education administration and statistics and an M.A. in mathematics from the University of Illinois at Urbana-Champaign. He also holds a B.A. in mathematics from Hampton Institute (now Hampton University). Dr. Hrabowski serves as director and member of the corporate and governance committee of McCormick & Company, Inc. Dr. Hrabowski also served on the board of Constellation Energy Group, Inc., until 2012. Dr. Hrabowski brings to our Board valuable strategic and management leadership experience from his role as president of UMBC, as well as his extensive knowledge and dedication to greater education and workforce development. He also contributes corporate governance oversight from his experience serving as a director on other public-company boards.

Robert F. MacLellan, Director of T. Rowe Price Group. Mr. MacLellan has been an independent director of Price Group since 2010 and serves as chair of the Executive Compensation and Management Development Committee and a member of the Audit Committee and Executive Committee. Since November 2009, Mr. MacLellan has been the nonexecutive chairman of Northleaf Capital Partners, an independent global private markets fund manager and advisor. From 2003 to November 2009, Mr. MacLellan served as chief investment officer of TD Bank Financial Group (TDBFG), where he was responsible for overseeing the management of investments for its Employee Pension Fund, The Toronto-Dominion Bank, TD Mutual Funds, and TD Capital Group. Earlier in his career, Mr. MacLellan was managing director of Lancaster Financial Holdings, a merchant banking group acquired by TDBFG in March 1995. Prior to that, he was vice president and director at McLeod Young Weir Limited (Scotia McLeod) and a member of the corporate finance department responsible for a large number of corporate underwritings and financial advisory assignments. Mr. MacLellan holds a B.Comm. from Carleton University and an M.B.A. from Harvard Business School, and is a chartered accountant. From 2012 to 2018, Mr. MacLellan was the chairman of the board of Yellow Media, Inc., a public company based in Montreal, and since May 2018 has been a member of the board of directors and audit committee of Magna International, Inc., a public company based in Aurora, Ontario. Mr. MacLellan brings substantial experience and perspective to the Board with respect to the financial services industry, particularly his expertise with respect to investment-related matters, including those relating to the mutual fund industry and the institutional management of investment funds, based on his tenure as chief investment officer of a major financial institution. He also brings an international perspective to the Board as well as significant accounting and financial reporting experience.

Olympia J. Snowe, Director of T. Rowe Price Group. Ms. Snowe has been an independent director of Price Group since June 2013 and serves as chair of the Nominating and Corporate Governance Committee, and serves as a member of the Executive Compensation and Management Development Committee. She is chair and chief executive officer of Olympia Snowe, LLC, a policy and communications consulting firm, and a member of the board of directors and senior fellow at the Bipartisan Policy Center. Ms. Snowe served in the U.S. Senate for the State of Maine from 1995 to 2013 and as a member of the U.S. House of Representatives from 1979 to 1995. While in the U.S. Senate, she served as chair and was the ranking member of the Senate Committee on Small Business and Entrepreneurship, and served on the Senate Finance Committee. She also served as chair of the Subcommittee on Seapower for the Senate Armed Services Committee. Ms. Snowe earned a B.S. from the University of Maine and has received honorary degrees from many colleges and universities. Ms. Snowe is a member of the board of directors of Synchrony Financial and serves as the chair of its nominating and corporate governance committee and a member of its audit committee, as well as a director on the board of Synchrony Bank and member of its audit committee. Ms. Snowe previously served on the board of directors of Aetna Inc., a diversified health care benefits company, where she was a member of the audit committee and the medical affairs committee from 2014 to 2018. Ms. Snowe brings a broad range of valuable leadership and public policy experience to the Board. She also has extensive experience with complex issues relevant to the Company’s business, including budget and fiscal responsibility, economic, tax and regulatory policy, education, retirement and aging, women’s issues, health care, foreign affairs, and national security.

Robert J. Stevens, Director of T. Rowe Price Group. Mr. Stevens is the former Chairman, President and Chief Executive Officer of Lockheed Martin Corporation. He was elected Chairman in April 2005 and served as Executive Chairman from January through December 2013. He also served as Lockheed Martin’s Chief Executive Officer from August 2004 through December 2012. Previously, he held a variety of increasingly responsible executive positions with Lockheed Martin, including President and Chief Operating Officer, Chief Financial Officer, and head of Strategic Planning. From 2002 to 2018, Mr. Stevens was the lead independent director of Monsanto Corporation, where he also served as the Chair of the Nominating and Corporate Governance Committee and a member of the Audit Committee, and from 2015 to 2018 served as a director of United States Steel Corporation, where he was on the Corporate Governance and Public Policy Committee and the Compensation and Organization Committee.

Mr. Stevens is an emeritus director of the board of directors of the Congressional Medal of Honor Foundation, the Marine Corps Scholarship Foundation and the Atlantic Council, and is a member of the Council on Foreign Relations. Mr. Stevens received his B.A. from Slippery Rock University of Pennsylvania, his M.S. in Industrial Engineering from the Tandon School of Engineering-New York University and his M.S. in Business from Columbia University.

Richard R. Verma, Director of T. Rowe Price Group. Mr. Verma has been an independent director of Price Group since 2018 and is a member of the Executive Compensation and Management Development Committee and the Audit Committee. Mr. Verma is vice chairman and partner at The Asia Group. He previously served as United States ambassador to India from 2014 to 2017. Prior to his service as U.S. ambassador, Mr. Verma joined Steptoe & Johnson LLP, a global law firm, in 1998 and held many roles, including partner and senior counselor from 2011 to 2014. Mr. Verma also served as assistant secretary of state for legislative affairs from 2009 to 2011 and senior national security advisor to the Senate majority leader from 2004 to 2007. Mr. Verma is a U.S. Air Force veteran who, during active duty, served as judge advocate. Mr. Verma holds a B.S. degree in industrial engineering from Lehigh University, an L.L.M. in international law from Georgetown University Law Center, and a J.D. from American University’s Washington College of Law. Mr. Verma brings substantial experience and a global perspective to the Board with respect to public policy, business, foreign and legislative affairs, strategic leadership, and corporate social responsibility.

Sandra S. Wijnberg, Director of T. Rowe Price Group, Inc. Ms. Wijnberg has been an independent director of Price Group since 2016. She is a member of the Executive Compensation and Management Development Committee and the Audit Committee. Ms. Wijnberg is an executive advisor of Aquiline Capital Partners, a private-equity investment firm specializing in the financial services sector. From 2014 through 2015, she was deputy head of mission for the Office of the Quartet. From 2007 to 2014, she was a partner and chief administrative officer of Aquiline Holdings LLC, a registered investment advisor and the holding company for Aquiline Capital Partners. Ms. Wijnberg also has served as the senior vice president and chief financial officer of Marsh & McLennan Companies, Inc., and was treasurer and interim chief financial officer of YUM! Brands, Inc. Prior to that, she held financial positions with PepsiCo, Inc., and worked in investment banking at Morgan Stanley. Ms. Wijnberg is currently a member of the Board of Directors, chair of the Audit Committee, and a member of the Corporate Development and Technology Advisory Committee of Automatic Data Processing, Inc. She also is a member of the Board of Directors and the Audit Committee of Cognizant Technology Solutions Corp. From 2003 to 2016, she served on the Board of Directors of Tyco International, PLC, and on the Board of Directors of TE Connectivity, Inc., from 2007 to 2009. She also is a director of Seeds of Peace and Spark MicroGrants and a trustee of the John Simon Guggenheim Memorial Foundation. Ms. Wijnberg earned a B.A. in English literature from the University of California, Los Angeles, and an M.B.A. from the University of Southern California, Marshall School of Business, of which she is a member of the Board of Leaders.

Alan D. Wilson, Director of T. Rowe Price Group. Mr. Wilson has been an independent director of Price Group since 2015 and serves as a member of the Nominating and Corporate Governance Committee, the Executive Compensation and Management Development Committee, and the Executive Committee. He is also the lead independent director of the board. Mr. Wilson retired as executive chairman of McCormick & Company, Inc., in 2017 where he held many executive management roles, including chairman, president, and chief executive officer. Mr. Wilson graduated from the University of Tennessee in 1980 with a B.S. in communications. He attended school on a R.O.T.C. scholarship and, following college, served as a U.S. Army captain, with tours in the United States, United Kingdom, and Germany. Mr. Wilson currently serves on the board of directors of Westrock Company and is a member of the nominating and corporate governance committee and the chair of the finance committee. He also chairs the board of visitors of University of Maryland, Baltimore County, and currently serves on the University of Tennessee’s Board of Trustees and the University of Tennessee’s Business School advisory board. Mr. Wilson brings to our Board significant executive management experience, having led a publicly traded, multinational company. He also adds additional perspective to the Board regarding matters relating to general management, strategic leadership, and financial matters.

The following are directors or executive officers of T. Rowe Price Group and/or the investment managers to the Price Funds:

Name	Company Name	Position Held With Company
Christopher D. Alderson	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director
Vice President
	T. Rowe Price Singapore Private Ltd.	Vice President
Phillipe Ayral	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
Vice President

Name	Company Name	Position Held With Company
Emma Beal	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price (Luxembourg) Management SÀRL	Vice President
Authorized Signer
	T. Rowe Price (Switzerland) GmbH	Authorized Signer
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Director
Vice President
Assistant Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price UK Limited	Director
Vice President
Authorized Signer
Archibald A. Ciganer	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
Vice President
Graeme De Moor	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Singapore Private Ltd.	Director
Kuniaki Doi	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
Vice President
Céline Dufétel	T. Rowe Price (Luxembourg) Management SÀRL	Authorized Signer
	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Financial Officer
Vice President
Treasurer
	T. Rowe Price International Ltd	Director
	TRP Colorado Springs, LLC	President
	TRP Office Florida, LLC	President
	TRP Suburban, Inc.	President
	TRP Suburban Second, Inc.	President
	TRPH Corporation	Director
President
Jeremy M. Fisher	T. Rowe Price (Luxembourg) Management SÀRL	Vice President
Authorized Signer
	T. Rowe Price (Switzerland) GmbH	Director
Managing Officer
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Chief Compliance Officer
Vice President
	T. Rowe Price International Ltd	Director
Chief Compliance Officer
Vice President
	T. Rowe Price Japan, Inc.	Vice President
Auditor
	T. Rowe Price Singapore Private Ltd.	Chief Compliance Officer
Vice President
	T. Rowe Price UK Limited	Director
Vice President
Authorized Signer
John R. Gilner	T. Rowe Price (Canada), Inc.	Vice President
	T. Rowe Price Advisory Services, Inc.	Vice President
	T. Rowe Price Associates, Inc.	Chief Compliance Officer
Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President

Name	Company Name	Position Held With Company
Robert C.T. Higginbotham	T. Rowe Price (Canada), Inc.	Director
Chairman of the Board
President
	T. Rowe Price (Luxembourg) Management SÀRL	Director
Chairman of the Board
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International Ltd	Director
Chairman of the Board
Chief Executive Officer
President
	T. Rowe Price UK Limited	Director
Chairman of the Board
President
Naoyuki Honda	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
Company’s Representative
Vice President
Yasuo Miyajima	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
Vice President

Name	Company Name	Position Held With Company
David Oestreicher	T. Rowe Price (Canada), Inc.	Vice President
Secretary
	T. Rowe Price (Luxembourg) Management SÀRL	Director
Vice President
Secretary
Authorized Signer
	T. Rowe Price Advisory Services, Inc.	Director
Secretary
	T. Rowe Price Associates, Inc.	Director
Vice President
Secretary
	T. Rowe Price Australia Limited	Vice President
	T. Rowe Price Group, Inc.	Chief Legal Officer
Vice President
Secretary
	T. Rowe Price Hong Kong Limited	Vice President
	T. Rowe Price International Ltd	Vice President
Secretary
	T. Rowe Price Investment Services, Inc.	Director
Vice President
Secretary
	T. Rowe Price Japan, Inc.	Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director
Vice President
Secretary
	T. Rowe Price Services, Inc.	Director
Vice President
Secretary
	T. Rowe Price Singapore Private Ltd.	Vice President
	T. Rowe Price Trust Company	Director
Chairman of the Board
Chief Executive Officer
President
Secretary
	T. Rowe Price UK Limited	Vice President
Secretary
Authorized Signer
	TRP Colorado Springs, LLC	Secretary
	TRP Office Florida, LLC	Secretary
	TRP Suburban, Inc.	Secretary
	TRP Suburban Second, Inc.	Secretary
	TRPH Corporation	Director
Vice President
Secretary
Robert W. Sharps	T. Rowe Price Associates, Inc.	Director
Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
William J. Stromberg	T. Rowe Price Associates, Inc.	Director
Chairman of the Board
President
	T. Rowe Price Group, Inc.	Director
Chairman of the Board
Chief Executive Officer
President
	T. Rowe Price International Ltd	Vice President
Christine Po Kwan To	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
Vice President
Responsible Officer

Name	Company Name	Position Held With Company
Nicholas S. Trueman	T. Rowe Price Australia Limited	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
Vice President
	T. Rowe Price International Ltd	Vice President
	T. Rowe Price Japan, Inc.	Director
	T. Rowe Price Singapore Private Ltd.	Director
Chief Executive Officer
Hiroshi Watanabe	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Japan, Inc.	Director
Vice President
William R. Weible	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Risk Officer
Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Director
Ernest C. Yeung	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Hong Kong Limited	Director
Vice President
Responsible Officer

Certain directors and officers of T. Rowe Price Group and T. Rowe Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also “Management of the Funds,” in Registrant’s Statement of Additional Information.

Item 32. Principal Underwriters

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the funds sponsored and managed by T. Rowe Price Associates, Inc., including the following investment companies:

T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price Capital Appreciation Fund, Inc.
T. Rowe Price Communications & Technology Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Credit Opportunities Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund, Inc.
T. Rowe Price Equity Series, Inc.
T. Rowe Price Exchange-Traded Funds, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Floating Rate Fund, Inc.
T. Rowe Price Global Allocation Fund, Inc.
T. Rowe Price Global Multi-Sector Bond Fund, Inc.
T. Rowe Price Global Real Estate Fund, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund, Inc.
T. Rowe Price Government Money Fund, Inc.
T. Rowe Price Growth & Income Fund, Inc.

T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price Multi-Sector Account Portfolios, Inc.
T. Rowe Price Multi-Strategy Total Return Fund, Inc.
T. Rowe Price New America Growth Fund, Inc.
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Quantitative Management Funds, Inc.
T. Rowe Price Real Assets Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Funds, Inc.
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price Total Return Fund, Inc.
T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
T. Rowe Price U.S. Equity Research Fund, Inc.
T. Rowe Price U.S. Large-Cap Core Fund, Inc.

T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Dorothy C. Sawyer	Chairman of the Board, Director, and President	None
Kevin L. Collins	Director	None
Timothy S. Dignan	Treasurer and Vice President	None
Stephanie P. Mumford	Chief Compliance Officer and Vice President	None
Christopher C. Newman	Director and Vice President	None
David Oestreicher	Director, Vice President, and Secretary	Director, Principal Executive Officer, Executive Vice President
Wayne Park	Director and Vice President	None
George D. Riedel	Director and Vice President	None
Susanne P. Voelker	Controller and Vice President	None
Christine B. Akins	Vice President	None
Brent A. Andersen	Vice President	None
Lorraine J. Andrews	Vice President	None
Cheryl L. Armitage	Vice President	None
Brendan C. Asaff	Vice President	None
Christopher P. Augelli	Vice President	None
Andrew L. Baird	Vice President	None
Antonio Bass	Vice President	None
Thomas E. Bauer	Vice President	None
Cheri M. Belski	Vice President	None
Sukhvinder K. Bhogal	Vice President	None
Bryan K. Blackmon	Vice President	None
Thomas J. Bonner	Vice President	None
Matthew W. Boren	Vice President	None
Chase B. Bower	Vice President	None
Darrell N. Braman	Vice President	Vice President and Secretary
Jaime M. Branstetter	Vice President	None
Anne Whitescarver Brown	Vice President	None
Martin P. Brown	Vice President	None
Christopher D. Browne	Vice President	None
Barbara J. Burdett	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Jason N. Butler	Vice President	None
Adam Byard	Vice President	None
Jessica Calder	Vice President	None
Tegan Call	Vice President	None
Sheila P. Callahan	Vice President	None
Christopher E. Carpenter	Vice President	None
Cameron H. Carty	Vice President	None
Laura H. Chasney	Vice President	None
Jay Cherian	Vice President	None
Jerome A. Clark	Vice President	None
Basil Clarke	Vice President	None
Kathleen M. Coates	Vice President	None
Adam Cohen	Vice President	None
Douglas J. Comer	Vice President	None
Roberta V. Cordova	Vice President	None
Anne M. Coveney	Vice President	None
Robert A. Craft	Vice President	None
J. Lawrence Cronin, Jr.	Vice President	None
Jonathan J. Crooks	Vice President	None
Joseph A. Crumbling	Vice President	None
Valerie A. D’Agostino	Vice President	None
Martha Brock Daniel	Vice President	None
Michael Davis	Vice President	None
Terrence L. Davis	Vice President	None
Benjamin P. DeFelice	Vice President	None
Patrick M. Delaney	Vice President	None
Peter A. DeLibro	Vice President	None
Lauren D. DeLuca	Vice President	None
Sanjeev K. Dev	Vice President	None
David E. Donahoo	Vice President	None
Michael Doshier	Vice President	None
Jean M. Dunn	Vice President	None
Scott Dutcher	Vice President	None
Heather C. Dzielak	Vice President	None
John Eiler	Vice President	None
Dennis J. Elliott	Vice President	None
Rebecca A. English	Vice President	None
James P. Erceg	Vice President	None
John H. Escario	Vice President	None
Wayne C. Ewan	Vice President	None
Rick Falcione	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Christopher D. Ferrara	Vice President	None
Lauren Brooke Ferrara	Vice President	None
David Jonathan Fineman	Vice President	None
Brooks J. Fisher	Vice President	None
Derek W. Fisher	Vice President	None
Adam Fletcher	Vice President	None
Mary L. Fletcher	Vice President	None
Andrew Fluet	Vice President	None
Michael K. Fowler	Vice President	None
Victoria Fung	Vice President	None
Daniel J. Funk	Vice President	None
Christopher M. Gaeng	Vice President	None
Thomas A. Gannon	Vice President	None
Michele J. Giangrande	Vice President	None
John R. Gilner	Vice President	Chief Compliance Officer
Andrew C. Goeller	Vice President	None
Jason L. Gounaris	Vice President	None
Douglas M. Greenstein	Vice President	None
Leah B. Greenstein	Vice President	None
Gail Griffin	Vice President	None
Kris Guidroz	Vice President	None
Noel Hainsselin	Vice President	None
Jason E. Hammond	Vice President	None
Philip E. Hauser	Vice President	None
Jeffrey J. Hill	Vice President	None
Todd Hiller	Vice President	None
Megan Hopps	Vice President	None
Jason P. Horenci	Vice President	None
Karen J. Igler	Vice President	None
Robert C. Ihle	Vice President	None
Katrina Jacobs	Vice President	None
Lloyd Brendan James	Vice President	None
Daniel M. Jarrett	Vice President	None
Anjanette Kallas	Vice President	None
Heidi C. Kaney	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Cindy H. Kennedy	Vice President	None
David M. Kittredge	Vice President	None
Matthew Ko	Vice President	None
Jeffrey A. Krawczak	Vice President	None
Michael K. Krawczyk	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Michael J. Kubik	Vice President	None
Jennifer Kulp	Vice President	None
Sonia Kurian	Vice President	None
Douglas C. Lambert	Vice President	None
Steven A. Larson	Vice President	None
Lorie Latham	Vice President	None
Christy H. Lausch	Vice President	None
Jonathan N. Lepore	Vice President	None
Ryan M. Liberatore	Vice President	None
Benjamin M. Livingston	Vice President	None
William J. Luecking	Vice President	None
Sean M. Lynch	Vice President	None
Benjamin W. Lythgoe	Vice President	None
Christopher B. Macon	Vice President	None
Edward M. Martin	Vice President	None
Vinnett M. Mason	Vice President	None
Taylor L.B. Mayo	Vice President	None
Christopher D. McAvoy	Vice President	None
Karan McClimans	Vice President	None
Michael A. McKenna	Vice President	None
Carey J. McKenzie	Vice President	None
Elizabeth M. Mealey	Vice President	None
Hector Mendez	Vice President	None
Eric Milano	Vice President	None
Sebastian J. Mitchell	Vice President	None
Daniella Moiseyev-Cunniffe	Vice President	None
Gwendolyn Moody	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
Lauren Moser	Vice President	None
James Mugno	Vice President	None
James P. Murphy, Jr.	Vice President	None
T. Michael Murphy	Vice President	None
Paul Musante	Vice President	None
Susan L. Nakai	Vice President	None
C.J. Nesher	Vice President	None
Robert H. Nicholson	Vice President	None
William N. Nolan	Vice President	None
Kevin M. O’Brien	Vice President	None
Barbara A. Mowery O’Connor	Vice President	None
Olutokunbo A. Ojo-Ade	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Michael D. Oroszi	Vice President	None
Michael J. Park	Vice President	None
Adam Peach	Vice President	None
Glenn A. Pendleton	Vice President	None
Paul J. Pfeiffer	Vice President	None
John E. Pflieger	Vice President	None
Gregory L. Phillips	Vice President	None
Samantha J. Pilon	Vice President	None
Rudy Pimentel	Vice President	None
Cheryl M. Pipia	Vice President	None
Matthew Pisanelli	Vice President	None
Victor M. Pita	Vice President	None
Andrew Pizza	Vice President	None
Fran M. Pollack-Matz	Vice President	None
Brian R. Poole	Vice President	None
Matthew T. Pope	Vice President	None
William Presley	Vice President	None
Jacob V. Pruitt	Vice President	None
Jennifer J. Pyne	Vice President	None
Katherine Keene Quillen	Vice President	None
John K. Ramirez	Vice President	None
Meara R. Ranadive	Vice President	None
Seamus A. Ray	Vice President	None
Margaret H. Raymond	Vice President	None
Jennifer L. Richardson	Vice President	None
Suzanne J. Ricklin	Vice President	None
Erik C. Ronne	Vice President	None
Mary H. Roosevelt Long	Vice President	None
Brett Round	Vice President	None
Megan Keyser Rumney	Vice President	None
Melissa J. Sacks	Vice President	None
Kevin C. Savage	Vice President	None
Michael R. Saylor	Vice President	None
Jason M. Scarborough	Vice President	None
Mark A. Scarborough	Vice President	None
Joshua Scher	Vice President	None
Richard Schultz	Vice President	None
Robert A. Seidel	Vice President	None
Rania B. Selfani	Vice President	None
Amelia Seman	Vice President	None
Brandon Shea	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Erin C. Sheehan	Vice President	None
Karen M. Sheehan	Vice President	None
Nicholas A. Sheppard	Vice President	None
John E. Shetterly	Vice President	None
Ren Ruan Shi	Vice President	None
Jae M. Shin	Vice President	None
Thomas E. Shipley	Vice President	None
Daniel T. Shively	Vice President	None
Adam Sidebottom	Vice President	None
Sheila Simmons	Vice President	None
Carole Hofmeister Smith	Vice President	None
Danielle Nicholson Smith	Vice President	None
Ian M. Smith	Vice President	None
Lauren Smith	Vice President	None
Phil Soto	Vice President	None
Craig J. St. Thomas	Vice President	None
Nathan G. Tawes	Vice President	None
Christopher J. Theall	Vice President	None
Christopher N. Thuku	Vice President	None
Alan P. Valenca	Vice President	None
Todd R. Valles	Vice President	None
Tyler VanZandt	Vice President	None
Adam J. Varga	Vice President	None
Stephen B. Vaughan	Vice President	None
Bryan W. Venable	Vice President	None
Benjamin Vidmar	Vice President	None
Eric P. Wagner	Vice President	None
Jacob Walker	Vice President	None
John H. Wallick	Vice President	None
William R. Weker, Jr.	Vice President	None
Paula A. Wendt	Vice President	None
Mark P. Whiskeyman	Vice President	None
Mary E. Whiteman	Vice President	None
Jennifer Whitman	Vice President	None
Natalie C. Widdowson	Vice President	None
Jonathan Wilkinson	Vice President	None
Mary G. Williams	Vice President	None
Barrett Wragg	Vice President	None
Lea B. Wray	Vice President	None
Matthew Wright	Vice President	None
John Mitchell (Mitch) Wurzer	Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Kelly L. Zimmerman	Vice President	None
James Zurad	Vice President	None
Kimberly S. Abramshe	Assistant Vice President	None
Opeoluwa Afe	Assistant Vice President	None
Daniel Michael Alderman	Assistant Vice President	None
Martin D. Allenbaugh, Jr.	Assistant Vice President	None
Kristen L. Alliger	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None
Ashish L. Arora	Assistant Vice President	None
Chad L. Baker	Assistant Vice President	None
Jason L. Bandel	Assistant Vice President	None
Daniel F. Beadell	Assistant Vice President	None
Andrew A. Beliveau	Assistant Vice President	None
Matthew J. Bender	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Javier Bermudez	Assistant Vice President	None
Thomas J. Bianco	Assistant Vice President	None
Robert R. Biden	Assistant Vice President	None
Paul Bishop	Assistant Vice President	None
Michael A. Bitzelberger	Assistant Vice President	None
Tara Brummell	Assistant Vice President	None
Heather C. Buchanan	Assistant Vice President	None
Jeffrey A. Burns	Assistant Vice President	None
Casey S. Cartun	Assistant Vice President	None
Kathleen N. Carullo	Assistant Vice President	None
Thomas F. Casperite	Assistant Vice President	None
David Chatterton	Assistant Vice President	None
Kevin S. Clapper	Assistant Vice President	None
Steven Cook	Assistant Vice President	None
Neil Cooper	Assistant Vice President	None
Brandon Cuellar	Assistant Vice President	None
Lawrence C. D’Alessandra	Assistant Vice President	None
David B. Daniel	Assistant Vice President	None
Heather R. Demsky	Assistant Vice President	None
Eric W. Dezell	Assistant Vice President	None
Daniel S. Dier	Assistant Vice President	None
Robert Dill	Assistant Vice President	None
Kristin N. Dodson	Assistant Vice President	None
Ashley Echols	Assistant Vice President	None
Craig Elliott	Assistant Vice President	None
David M. Fairall	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Robin Feil	Assistant Vice President	None
Tara L. Finney	Assistant Vice President	None
Laura Toner Fitzpatrick	Assistant Vice President	None
Anne Fleshman	Assistant Vice President	None
Ginny Lee Foran	Assistant Vice President	None
Kelsey E. Gallagher	Assistant Vice President	None
Tyler M. Ghingher	Assistant Vice President	None
David M. Gilliam	Assistant Vice President	None
Roger W. Gluck	Assistant Vice President	None
Mary Abagail Groom	Assistant Vice President	None
James C. Hebert	Assistant Vice President	None
Julia K. Hesson	Assistant Vice President	None
Erin M. Hogan	Assistant Vice President	None
Keith Holmes	Assistant Vice President	None
Patrick Irish	Assistant Vice President	None
Sara Hodges Ismart	Assistant Vice President	None
Christopher Keelan	Assistant Vice President	None
Tya M. Kelly	Assistant Vice President	None
Emily A. Kookogey	Assistant Vice President	None
Daniel Lader	Assistant Vice President	None
Joshua Levine	Assistant Vice President	None
Paul M. Lichtinger	Assistant Vice President	None
Jeffrey D. Logsdail	Assistant Vice President	None
Michael Lucas	Assistant Vice President	None
MariaCarla Lurz	Assistant Vice President	None
Alyson Luszcz	Assistant Vice President	None
Danielle K. Malanczuk	Assistant Vice President	None
Amanda E. Malone Klink	Assistant Vice President	None
Patrick R. Maloney	Assistant Vice President	None
Michael R. Manning	Assistant Vice President	None
Bridgette M. Mathias	Assistant Vice President	None
David Matsumura	Assistant Vice President	None
Kevin T. McCarthy	Assistant Vice President	None
Keith McGurrin	Assistant Vice President	None
Gregory Moro	Assistant Vice President	None
James V. Morrow	Assistant Vice President	None
Daniel J. Nelson	Assistant Vice President	None
David V. Norris	Assistant Vice President	None
Michael J. Norton	Assistant Vice President	None
Kelly M. Nowlan	Assistant Vice President	None
Michael S. Olshefski	Assistant Vice President	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Anthony D. Polichemi	Assistant Vice President	None
Aditya S. Raval	Assistant Vice President	None
David Ray	Assistant Vice President	None
Amir Reda	Assistant Vice President	None
Ryan S. Reese	Assistant Vice President	None
Caitlin Reilly	Assistant Vice President	None
Stuart L. Ritter	Assistant Vice President	None
Dorothy A. Rostkowski	Assistant Vice President	None
Laura L. Russell	Assistant Vice President	None
Shawn A. Sacchetti	Assistant Vice President	None
Christopher D. Schwartz	Assistant Vice President	None
Heather L.H. Seabeck	Assistant Vice President	None
Eric A. Seale	Assistant Vice President	None
Stewart Shettle	Assistant Vice President	None
Garrett S. Siperko	Assistant Vice President	None
Robert A. Skaare II	Assistant Vice President	None
Jesse Smith	Assistant Vice President	None
Francisco R. Solis	Assistant Vice President	None
Daniel Strine	Assistant Vice President	None
Jennifer L. Suess	Assistant Vice President	None
Daniel Tafoya	Assistant Vice President	None
Ali Tajdar	Assistant Vice President	None
Jill M. Talbott	Assistant Vice President	None
Daniel Tambellini	Assistant Vice President	None
Nathan A. Taylor	Assistant Vice President	None
Lindsay F. Theodore	Assistant Vice President	None
Joy A. Thomas	Assistant Vice President	None
Michael R. Trujillo	Assistant Vice President	None
Ryan Uhle	Assistant Vice President	None
Courtney Vollbracht	Assistant Vice President	None
William Maitland Walton	Assistant Vice President	None
Carey Ward	Assistant Vice President	None
David Weeks	Assistant Vice President	None
Timothy M. White	Assistant Vice President	None
Marcus A. Whitehead	Assistant Vice President	None
Nicole S. Whitman	Assistant Vice President	None
Andrew M. Winn	Assistant Vice President	None
Bradley H. Yates	Assistant Vice President	None
Kathleen Yocham	Assistant Vice President	None
Virginia G. Connolly	Assistant Secretary	None
Cheryl L. Emory	Assistant Secretary	None

Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Kathryn L. Reilly	Assistant Secretary	None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202, 1735 Market Street, Philadelphia, Pennsylvania 19103, and 103 Bellevue Parkway, Wilmington, Delaware 19809. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company’s Service Center (State Street South), One Lincoln Street, Boston, Massachusetts 02111.

Item 34. Management Services

Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 35. Undertakings

(a) Not applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this December 11, 2019.

 T. ROWE PRICE EXCHANGE-TRADED FUNDS, INC.

 /s/David Oestreicher

By: David Oestreicher

 Director and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/David Oestreicher	Director (Principal Executive Officer)	December 11, 2019
David Oestreicher	and Executive Vice President

/s/Catherine D. Mathews	Treasurer	December 11, 2019
Catherine D. Mathews	(Principal Financial Officer)
and Vice President

*
Teresa Bryce Bazemore	Director	December 11, 2019

*
Ronald J. Daniels	Director	December 11, 2019

*
Bruce W. Duncan	Director	December 11, 2019

*
Robert J. Gerrard, Jr.	Chairman of the Board	December 11, 2019
and Director

*
Paul F. McBride	Director	December 11, 2019

*
Cecilia E. Rouse	Director	December 11, 2019

*
John G. Schreiber	Director	December 11, 2019

/s/Robert W. Sharps	Director	December 11, 2019
Robert W. Sharps

*/s/David Oestreicher	Attorney-In-Fact	December 11, 2019
David Oestreicher